Allianz Index Advantage+ NF, 485BPOS

Filed on October 21, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

File Nos. 333-268963; 811-05618

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 670	☒

(Check appropriate box or boxes.)

ALLIANZ LIFE VARIABLE ACCOUNT B

(Exact Name of Registered Separate Account)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Name of Insurance Company)

File No. 333-278756

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 4	☒

(Check appropriate box or boxes.)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Name of Insurance Company)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

(763) 582-6089

(Insurance Company’s Telephone Number, including Area Code)

Doug Hodgson, Senior Counsel, Associate General Counsel

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of each Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 28, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial account standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A – prospectus

Index Advantage+ NF® ANNUITY CONTRACT
Issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our)
The annuity described in this prospectus is an individual flexible purchase payment index-linked and variable deferred annuity contract (Contract). This prospectus describes the Contract between you, the Owner, and Allianz Life.
The Contract allows you to allocate your Purchase Payments and any earnings among the Contract’s available index-linked investment options (Index Options). Please note, we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. The Contract also includes the Variable Option, a subaccount of our Allianz Life Variable Account B that invests exclusively in shares of the AZL Government Money Market Fund. Allianz Life Variable Account B is our registered separate account, and it is referred to in this prospectus as the “Separate Account”. However, you cannot instruct us to allocate Purchase Payments or earnings to the Variable Option. For additional information about each of the Contract’s Investment Options, see Appendix A – Investment Options Available Under the Contract.
The Contract is a complex investment and involves risks. You may lose money, including your principal investment and previously credited earnings.
Index Options. Each Index Option is tied (or linked) to the performance of a specific market index or exchange-traded fund (Index) for a defined time period (Term). At the end of a Term, we will apply positive, negative, or zero interest (Performance Credits) to your investment in an Index Option based, in part, on the performance of the Index.
Each available Index Option offers a certain level of protection against Index losses used in the calculation of Performance Credits. Certain Index Options offer complete protection from Index losses. Other Index Options have a Buffer or Floor feature that provides limited protection from Index losses.
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We currently offer Index Options with Buffers ranging from 10% to 30% or with a Floor of -10%. If there is poor Index performance, you could lose up to 70% to 90% of your investment in an Index Option with a Buffer after taking into account the Buffer protection and up to 10% of your investment in an Index Option with a Floor after taking into account the Floor protection. Cumulative losses over the life of the Contract could be greater.
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The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options, as well as close Index Options to new Purchase Payments and transfers. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option or discontinue accepting new allocations into an Index Option.
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If we offer a new Index Option with a Buffer or Floor in the future, the Buffer or Floor will be no lower than 5% or -25%, respectively.
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At least one Index Option with a Buffer no lower than 5% or Floor no lower than -25%, or an Index Option that provides complete protection from Index losses, will always be available for renewal under the Contract.
Each available Index Option also has an upside feature, either a Trigger Rate, Cap, and/or Participation Rate, used in the calculation of Performance Credits.
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We may limit the amount you can earn on an Index Option based on the Trigger Rate, Cap, or Participation Rate, as applicable.
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The lowest Trigger Rate, Cap, and Participation Rate that we may establish if we add a new Index Option to the Contract are 0.05%, 0.10%, and 5.00%, respectively.
Variable Option. The sole purpose of the Variable Option is to hold Purchase Payments until they are transferred to the Index Options. The Variable Option’s performance is based on the AZL Government Money Market Fund, the underlying fund in which the Variable Option invests.
This Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals could result in withdrawal charges, negative Daily Adjustments, taxes, and tax penalties. The maximum potential loss from a negative Daily Adjustment is either -99% or -35% depending on the Index Option.
All obligations and guarantees under the Contract, including Performance Credits, are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing including material state variations. Availability of Index Options may vary by financial intermediary. You can obtain information on which Index Options are available to you by calling (800) 624-0197,

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

or from your Financial Professional. This prospectus is not offered in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties, although we will apply the Daily Adjustment if the cancellation occurs after the Index Effective Date. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. If you have an Individual Retirement Annuity Contract, we refund the greater of Purchase Payments less withdrawals, or total Contract Value. You should review this prospectus, or consult with your Financial Professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
Before investing, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, fees and expenses, whether the Contract is appropriate for you based upon your financial situation and objectives, and for a specific recommendation to purchase the Contract. This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Additional information about certain investment products, including index-linked and variable annuities, has been prepared by the SEC’s staff and is available at https://www.investor.gov.
Dated: October 28, 2025

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the first phase of your Contract before you request Annuity Payments. The Accumulation Phase begins on the Issue Date.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase. There are restrictions on who can become an Annuitant.
Annuity Date – the date we begin making Annuity Payments to the Payee from the Contract. Your Annuity Date must occur on an Index Anniversary. The earliest available Annuity Date is the second Index Anniversary, and the maximum Annuity Date is either age 90 or age 100 depending on the requirements of the Financial Professional from whom you purchased your Contract.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit, unless otherwise required by the Contract or applicable law.
Buffer – for each Index Option with the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy, this is the negative Index Return that we absorb over the duration of a Term (which can be either one, three, or six years) before applying a negative Performance Credit. We do not apply the Buffer annually on a 3-year or 6-year Term Index Option. The Index Precision Strategy Buffer is 10%, and Index Performance Strategy and Index Dual Precision Strategy Buffers are either 10%, 20%, or 30%. Buffers do not change. Restrictions on the availability of the Buffers are discussed in Appendix A – Investment Options Available Under the Contract and in Appendix E – Material Contract Variations by State and Issue Date.
Business Day – each day on which the New York Stock Exchange is open for trading. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Cap – for any Index Option with the Index Performance Strategy, or Index Guard Strategy, this is the upper limit on positive Index performance after application of any Participation Rate over the duration of a Term (which can be either one, three, or six years) and the maximum potential Performance Credit for an Index Option. We do not apply the Cap annually on a 3-year or 6-year Term Index Option. On each Term Start Date, we set a Cap for each Index Option with the Index Performance Strategy, and Index Guard Strategy. The Caps applicable to your Contract are shown on the Index Options Statement.
Cash Value – the amount available upon surrender (full withdrawal). It is the Contract Value (including any Daily Adjustment) less any final rider fee, contract maintenance charge, and withdrawal charge.
Charge Base – the Contract Value on the preceding Quarterly Contract Anniversary (or the initial Purchase Payment received on the Issue Date if this is before the first Quarterly Contract Anniversary), increased by the dollar amount of subsequent Purchase Payments, and reduced proportionately for subsequent withdrawals you take (including any withdrawal charge) and deductions we make for Contract fees and expenses. All withdrawals you take reduce the Charge Base, even Penalty-Free Withdrawals. We use the Charge Base to determine the next rider fee we deduct if you select the Maximum Anniversary Value Death Benefit.
Contract – the individual flexible purchase payment index-linked and variable deferred annuity contract described by this prospectus. The Contract may also be referred to as a registered index-linked annuity, or “RILA”.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent Contract Anniversary.
Contract Value – the current value of the Purchase Payments you invest. On any Business Day, your Contract Value is the sum of your Index Option Value(s) and Variable Account Value. Variable Account Value fluctuates each Business Day that money is held in the Variable Option. Index Option Value is increased or decreased on each Term End Date to reflect

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Performance Credits, which can be negative with the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy. A negative Performance Credit means that you can lose principal and previous earnings. The Index Option Values also reflect the Daily Adjustment on every Business Day other than the Term Start Date or Term End Date. All withdrawals you take reduce Contract Value dollar for dollar, even Penalty-Free Withdrawals. Contract Value is also reduced dollar for dollar for deductions we make for Contract fees and expenses. However, Contract Value does not reflect future fees and expenses we would apply on surrender. The Cash Value reflects all Contract fees and expenses we would apply on surrender (including any withdrawal charge), as well as any applicable Daily Adjustment.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Crediting Method – a method we use to calculate Performance Credits for the Index Options.
Daily Adjustment – how we calculate Index Option Values on days other than the Term Start Date or Term End Date as discussed in section 7, Expenses and Adjustments – Daily Adjustment; and Appendix C. The Daily Adjustment approximates the Index Option Value that will be available on the Term End Date. It is the estimated present value of the future Performance Credit that we will apply on the Term End Date. The Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative.
Determining Life (Lives) – the person(s) designated at Contract issue and named in the Contract on whose life we base the guaranteed Traditional Death Benefit or Maximum Anniversary Value Death Benefit.
Early Reallocation – a feature that allows you to move assets out of a locked Index Option on days other than an Index Anniversary or a Term End Date.
Financial Professional – the person who advises you regarding the Contract.
Floor – for any Index Option with the Index Guard Strategy, this is the maximum amount of negative Index Return you absorb as a negative Performance Credit. The Floors are -10% and do not change.
Fund – the AZL Government Money Market Fund, the underlying fund in which the Variable Option invests.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guaranteed Death Benefit Value – the guaranteed value that is available to your Beneficiary(ies) on the first death of any Determining Life during the Accumulation Phase. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit. All withdrawals you take reduce the Guaranteed Death Benefit Value, even Penalty-Free Withdrawals. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. These deductions will, however, reduce the Contract Value we use to calculate the Maximum Anniversary Value.
Index (Indexes) – one (or more) of the nationally recognized third-party broad based equity securities price return Indexes or exchange-traded fund available to you under your Contract as described in Appendix B.
Index Anniversary – a twelve-month anniversary of the Index Effective Date or any subsequent Index Anniversary.
Index Dual Precision Strategy – one of the Crediting Methods described in section 4, Index Options. This Crediting Method offers 1-year, 3-year, and 6-year Terms. The Index Dual Precision Strategy calculates Performance Credits based on Index Returns subject to a Trigger Rate and a 10%, 20%, or 30% Buffer. This Crediting Method provides a positive Performance Credit for negative market movements when the loss is less than or equal to the applicable 10%, 20%, or 30% Buffer. However, you can still receive negative Performance Credits under this Crediting Method when the Index Return is negative and extends beyond the Buffer, which means you can lose principal and previous earnings. Significant losses beyond the 10%, 20%, or 30% Buffer for the Index Dual Precision Strategy can result in substantial loss of principal and

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

previous earnings. Restrictions on the availability of the Index Dual Precision Strategy Index Options are discussed in Appendix A – Investment Options Available Under the Contract and in Appendix E – Material Contract Variations by State and Issue Date.
Index Effective Date – the first day we allocate assets to an Index Option. The Index Effective Date is stated on the Index Options Statement and starts the first Index Year. When you purchase this Contract you select the Index Effective Date as discussed in section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.
Index Guard Strategy – one of the Crediting Methods described in section 4, Index Options. The Index Guard Strategy calculates Performance Credits based on Index Returns subject to a Cap and -10% Floor. You can receive negative Performance Credits under this Crediting Method, which means you can lose principal and previous earnings.
Index Option(s) – the index-linked investments available to you under the Contract. Each Index Option is the combination of an Index, a Crediting Method, a Term length, and any applicable Buffer or Floor amount.
Index Option Base – an amount we use to calculate Performance Credits and the Daily Adjustment. The Index Option Base is initially equal to the amounts you allocate to an Index Option. We reduce the Index Option Base proportionately for withdrawals you take (including any withdrawal charge), and deductions we make for Contract fees and expenses. We increase/decrease it by the dollar amount of additional Purchase Payments allocated to the Index Option, transfers into or out of the Index Option, and any Performance Credits.
Index Option Value – on any Business Day, it is equal to the portion of your Contract Value in a particular Index Option. We establish an Index Option Value for each Index Option you select. Each Index Option Value includes any Performance Credits from previous Term End Dates and reflects proportional reductions for previous partial withdrawals you take (including any withdrawal charge), and previous deductions we made for Contract fees and expenses. On each Business Day, other than the Term Start Date or Term End Date, the Index Option Values also include an increase/decrease from the Daily Adjustment.
Index Options Statement – the account statement we mail to you on the Index Effective Date and each Index Anniversary thereafter. On the Index Effective Date, the statement shows the initial Index Values, Trigger Rates, Caps, and Participation Rates for the Index Options you selected. On each Index Anniversary, the statement shows the new Index Values, Performance Credits received, and renewal or Early Reallocation Trigger Rates, Caps, and Participation Rates that are effective for the next Term for the Index Options you selected. The Index Options Statement also shows any applicable Buffer or Floor for your selected Index Option(s). For any Index Option you selected that has not reached its Term End Date, the statement shows the current Index Anniversary’s Index Option Value, which includes the Daily Adjustment.
Index Performance Strategy – one of the Crediting Methods described in section 4, Index Options. This Crediting Method offers 1-year, 3-year, and 6-year Terms. The Index Performance Strategy calculates Performance Credits based on Index Returns subject to any applicable Participation Rate, Cap, and a 10%, 20%, or 30% Buffer. You can receive negative Performance Credits under this Crediting Method, which means you can lose principal and previous earnings. Restrictions on the availability of the Index Performance Strategy Index Options are discussed in Appendix A – Investment Options Available Under the Contract and in Appendix E – Material Contract Variations by State and Issue Date.
Index Precision Strategy – one of the Crediting Methods described in section 4, Index Options. The Index Precision Strategy calculates Performance Credits based on Index Values and Index Returns subject to the Trigger Rate and 10% Buffer. You can receive negative Performance Credits under this Crediting Method, which means you can lose principal and previous earnings.
Index Protection Strategy with Trigger – one of the Crediting Methods described in section 4, Index Options. The Index Protection Strategy with Trigger provides Performance Credits equal to the Trigger Rate on the Term End Date if the current Index Value is equal to or greater than the Index Value on the Term Start Date. The Index Protection Strategy with Trigger does not allow negative Performance Credits.
Index Return – the percentage change in Index Value from the Term Start Date to the Term End Date, which we use to determine the Performance Credits. The Index Return is the Index Value on the Term End Date, minus the Index Value on the Term Start Date, divided by the Index Value on the Term Start Date. This method of calculation is also referred to as “point-to-point”.
Index Value – an Index’s closing market price at the end of the Business Day on the Term Start Date and Term End Date as provided by Bloomberg or another market source if Bloomberg is not available.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Index Year – a twelve-month period beginning on the Index Effective Date or a subsequent Index Anniversary.
Investment Options – the Index Options and Variable Option available under the Contract.
Issue Date – the date we issue the Contract. The Issue Date is stated in your Contract and starts your first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – the two persons designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract. Joint Owners must be spouses within the meaning of federal tax law.
Lock Date – this is the Business Day we execute a Performance Lock and capture an Index Option Value (which includes the Daily Adjustment) before a Term End Date.
Maximum Anniversary Value – the highest Contract Value on any Index Anniversary before age 91, increased by the dollar amount of subsequent Purchase Payments, and reduced proportionately for subsequent withdrawals you take (including any withdrawal charge), used to determine the Maximum Anniversary Value Death Benefit as discussed in section 11. All withdrawals you take reduce your Maximum Anniversary Value, even Penalty-Free Withdrawals. Deductions we make for Contract fees and expenses other than the withdrawal charge do not reduce the Maximum Anniversary Value. These deductions will, however, reduce the Contract Value we use to calculate the Maximum Anniversary Value.
Maximum Anniversary Value Death Benefit – an optional benefit described in section 11 that has an additional rider fee and is intended to potentially provide a death benefit greater than the Traditional Death Benefit. The Maximum Anniversary Value Death Benefit can only be added to a Contract at issue.
Non-Qualified Contract – a Contract that is not a Qualified Contract.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Participation Rate – a percentage that is multiplied by any positive Index Return over the course of a Term in calculating the Performance Credit on the Term End Date. Participation Rates are used with the Index Performance Strategy and there is one Participation Rate per Index Option. The Participation Rate is only available on the Index Performance Strategy 3-year and 6-year Terms. The Participation Rate is not available on Index Performance Strategy 1-year Terms. Index Options with a Participation Rate may allow you to receive more than the Index Return if the Index Return is positive, but the Participation Rate cannot boost Index Returns beyond any declared Cap. We do not apply the Participation Rate if the Index Return is zero or negative. We do not apply the Participation Rate annually. This method of calculation is also referred to as “enhanced upside”. We set Participation Rates on each Term Start Date. The Participation Rates applicable to your Contract are shown on the Index Options Statement.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Penalty-Free Withdrawals – withdrawals you take that are not subject to a withdrawal charge. Penalty-Free Withdrawals include withdrawals you take under the free withdrawal privilege or waiver of withdrawal charge benefit, and required minimum distribution payments (RMD payments) you take under our minimum distribution program.
Performance Credit – the return you receive on a Term End Date from the Index Option(s). We base Performance Credits on Index Values and Index Returns after application of any Participation Rate up to the Cap, any Trigger Rate, or any Buffer or Floor. Performance Credits cannot be negative with the Index Protection Strategy with Trigger Index Options. However, Performance Credits can be negative with the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy Index Options. If Performance Credits are negative, you can lose principal and previous earnings.
Performance Lock – a feature that allows you to capture the current Index Option Value during the Term. A Performance Lock applies to the total Index Option Value in an Index Option, and not just a portion of that Index Option Value. After the Lock Date, Daily Adjustments do not apply to a locked Index Option for the remainder of the Term and the locked Index Option Value will not receive a Performance Credit on the Term End Date. We will not execute a Performance Lock on Index Protection Strategy with Trigger Index Options if the Daily Adjustment is zero.
Proxy Investment – provides a current estimate of what the Performance Credit will be on the Term End Date taking into account any applicable Buffer, Floor, Trigger Rate, Cap, and/or Participation Rate. We use the Proxy Investment to calculate the Daily Adjustment on Business Days other than the Term Start Date or Term End Date. For more information, see Appendix C.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Proxy Value – the hypothetical value of the Proxy Investment used to calculate the Daily Adjustment as discussed in Appendix C.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract that qualifies for special tax treatment under sections of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, traditional IRAs and Simplified Employee Pension (SEP) IRAs. We may also issue an Inherited IRA and Inherited Roth IRA to make any required minimum distribution payments to a beneficiary of a previously held tax-qualified arrangement.
Quarterly Contract Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Contract Anniversary.
Separate Account – Allianz Life Variable Account B is a separate investment account of Allianz Life. The variable investment portion of the Contract is issued through the Separate Account. The Separate Account is divided into subaccounts, each of which is a variable investment option under one or more variable annuity contracts that we issue through the Separate Account. The only subaccount currently available under this Contract is the Variable Option, which invests exclusively in shares of the AZL Government Money Market Fund. The Separate Account is registered with the SEC as a unit investment trust, and may be referred to as the Registered Separate Account.
Service Center – the area of our company that issues Contracts and provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications, and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Term – the period of time, from the Term Start Date to the Term End Date, in which we measure Index Return to determine Performance Credits.
Term End Date – the day on which a Term ends and we apply Performance Credits. A Term End Date may only occur on an Index Anniversary. If a Term End Date does not occur on a Business Day, we consider it to occur on the next Business Day.
Term Start Date – the day on which a Term begins, and we set the Trigger Rates, Caps, and Participation Rates for an Index Option. A Term Start Date may only occur on the Index Effective Date or an Index Anniversary. However, if you execute an Early Reallocation, the Term Start Date will be the Business Day we receive your Early Reallocation request in Good Order. If a Term Start Date does not occur on a Business Day, we consider it to occur on the next Business Day.
Traditional Death Benefit – the guaranteed death benefit automatically provided by the Contract for no additional fee described in section 11.
Trigger Rate – this is the positive Performance Credit you receive on a Term End Date for any Index Option with the Index Protection Strategy with Trigger, Index Dual Precision Strategy, or Index Precision Strategy. You receive the Trigger Rate on the Term End Date if the current Index Value is equal to or greater than the Index Value on the Term Start Date. For the Index Dual Precision Strategy, you also receive the Trigger Rate if the Index Return is negative and the loss is less than or equal to the Buffer. This method of calculation is also referred to as “step-up”. For the Index Protection Strategy with Trigger, you will not receive a negative Performance Credit if the Index Value decreases from the Term Start Date to the Term End Date. For the Index Dual Precision Strategy and the Index Precision Strategy, you will receive a negative Performance Credit if the Index Value decreases from the Term Start Date to the Term End Date and the negative Index Return extends beyond the Buffer. We do not apply the Trigger Rate annually on 3-year and 6-year Term Index Options. On each Term Start Date, we set a Trigger Rate for each Index Option with the Index Protection Strategy with Trigger, Index Dual Precision Strategy, and Index Precision Strategy. The Trigger Rates provide predefined upside potential. The Trigger Rates applicable to your Contract are shown on the Index Options Statement.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Variable Account Value – on any Business Day it is equal to the value of the units in the Variable Option attributable to your Contract.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Variable Option – a subaccount of the Separate Account, and the only variable investment option under the Contract. The Variable Option invests exclusively in the shares of the AZL Government Money Market Fund. You cannot allocate Purchase Payments or other amounts in your Contract (e.g., earnings) to the Variable Option.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Overview of the Contract
What Is the Purpose of the Contract?
The Index Advantage+ NF® is a product that offers Index Options and allows you to defer taking regular fixed periodic payments (Annuity Payments) to a future date. Under the Contract, you make one or more Purchase Payments. Except for Purchase Payments received on the Index Effective Date or an Index Anniversary, each Purchase Payment is first invested for a limited time in the Variable Option and then transferred to the Index Option(s) that you select for investment.
Depending on several factors (e.g., Index Options you select, market conditions, and timing of any withdrawals), your Contract can gain or lose value. When you are ready to receive a guaranteed stream of income under your Contract, you can annuitize the Contract and begin receiving Annuity Payments from us based on the payment option you select (Annuity Options). The Contract includes, for no additional charge, a standard death benefit (the Traditional Death Benefit), or for an additional rider fee you may select the optional death benefit (the Maximum Anniversary Value Death Benefit) to replace the standard death benefit. Both death benefits may help to financially protect your Beneficiaries.
We designed the Contract for people who are looking for a death benefit for a period of time, and a level of protection for their principal investment while providing potentially higher returns than are available on traditional fixed annuities. In addition, you should have a long investment time horizon and your financial goals should be otherwise consistent with the terms and conditions of the Contract. This Contract is not intended for someone who is seeking complete protection from downside risk, seeking unlimited investment potential, or expecting to take withdrawals that will not be subject to withdrawal charges or Daily Adjustments (i.e., a person that does not need access to Contract Value within six years after we receive a Purchase Payment, or before an Index Option’s Term End Date). If you have Index Options with different Term End Dates, there may be no time you can take a withdrawal without application of at least one Daily Adjustment.
We offer other annuity contracts that may address your investment and retirement needs. These contracts include other registered index-linked annuities and fixed index annuities. These annuity products offer different features and benefits that may be more appropriate for your needs, including allocation options, and may have fees and/or expenses that are different from those in the Contract offered by this prospectus. Not every contract is offered through every Financial Professional. Some Financial Professionals or selling firms may not offer and/or may limit offering of certain features and benefits, as well as limit the availability of the contracts based on criteria established by the Financial Professional or selling firm. For more information about other annuity contracts, please contact your Financial Professional.
The product or certain product features may not be available in all states or may vary in your state (such as the free look). For more information see Appendix E – Material Contract Variations by State and Issue Date. Availability of Index Options may vary by financial intermediary. You can obtain information on which Index Options are available to you by calling (800) 624-0197, or from your Financial Professional.
What Are the Phases of the Contract?
The Contract has two phases: (1) an Accumulation Phase, and (2) an Annuity Phase.
Accumulation Phase. This is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested under the Contract on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. In addition, during this phase, you can make additional Purchase Payments (subject to limitations), you can take withdrawals, and if you die, we pay a death benefit to your named Beneficiary(ies). For more information regarding additional Purchase Payment limitations, please see section 3, Purchasing the Contract – Purchase Requirements.
Your Contract Value may fluctuate up or down during the Accumulation Phase based on the performance of your selected Index Options and the Variable Option, as summarized below. Additional information about the Index Options and the Variable Option is provided in Appendix A – Investment Options Available Under the Contract.
●
Index Options. You may allocate your Purchase Payments to any or all of the Index Options available under your Contract. The Contract currently offers Index Options with different types of Crediting Methods, including the Index Protection Strategy with Trigger, Index Precision Strategy, Index Dual Precision Strategy, Index Guard Strategy, and Index Performance Strategy.
We credit positive, zero, or negative Performance Credits (i.e., positive, zero, or negative interest) at the end of a Term for amounts allocated to an Index Option based, in part, on the performance of the applicable Index (the Index Return).

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Each Index Option offers a certain level of protection from negative Index Returns.
−
The Index Protection Strategy with Trigger offers complete (or 100%) protection from negative Index Returns. For example, if at the end of a Term, the Index Return is -25%, we will apply a 0% Performance Credit to your investment (i.e., no loss due to the negative Index Return).
−
Other Index Options include a feature, either a Buffer or Floor, that provides limited protection from negative Index Returns. Under these other Index Options, you may lose a significant amount of money if an Index declines in value.
○
Buffer – A Buffer is the maximum amount of negative Index Return that we absorb before applying a negative Performance Credit. For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%, we apply a Performance Credit of -15%, meaning your Contract Value allocated to that Index Option will decrease by 15% since the Term Start Date. This reflects the negative Index Return that exceeds the protection of the 10% Buffer. The Index Precision Strategy, Index Dual Precision Strategy, and Index Performance Strategy offer Index Options with Buffers.
○
Floor – A Floor, on the other hand, is the maximum amount of negative Index Return you absorb as a negative Performance Credit. We absorb any negative Index Return beyond the Floor. For example, if the Index Return is -25% and the Floor is -10%, we apply a Performance Credit of -10%, meaning your Contract Value allocated to that Index Option will decrease by 10% since the Term Start Date. This reflects the negative Index Return down to the -10% Floor and no further reduction in Index Option Value occurring as a result. The Index Guard Strategy offers Index Options with a Floor.
−
The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options, as well as close Index Options to new Purchase Payments and transfers. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option or discontinue accepting new allocations into an Index Option.
−
If we offer a new Index Option with a Buffer or Floor in the future, the Buffer or Floor will be no lower than 5% or -25%, respectively.
−
At least one Index Option with a Buffer no lower than 5% or Floor no lower than -25%, or an Index Option that provides complete protection from Index losses, will always be available for renewal under the Contract.
Each Index Option also has an upside feature, either a Trigger Rate, Cap, and/or Participation Rate, used in the calculation of positive Performance Credits, if any, that may be credited to your investment at the end of a Term. We may limit the amount you can earn on an Index Option based on the Trigger Rate, Cap or Participation Rate, as applicable.
−
Trigger Rate – A Trigger Rate represents the positive Performance Credit, if any, that may apply on the Term End Date. The Index Precision Strategy, Index Dual Precision Strategy, and Index Protection Strategy with Trigger offer Index Options with a Trigger Rate.
○
For the Index Precision Strategy and Index Protection Strategy with Trigger, the Trigger Rate will apply if the Index Return is positive or zero. For example, if at the end of a Term, the Index Return is 6% and the Trigger Rate is 3%, we apply a Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date.
○
For the Index Dual Precision Strategy, the Trigger Rate will apply if the Index Return is positive, zero, or to a limited extent, negative. For example, assume a Trigger Rate of 3% and a Buffer of 10%. If at the end of a Term, the Index Return is positive, zero, or negative but no lower than -10% (i.e., not in excess of the Buffer), we apply a positive Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date. However, if the negative Index Return were lower than -10% (i.e., in excess of the Buffer), we apply a negative Performance Credit equal to the negative Index Return plus the Buffer, as previously summarized above.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

−
Cap – A Cap represents the maximum positive Performance Credit, if any, applied on a Term End Date. For example, if at the end of a Term, the Index Return is 12% and the Cap is 10%, we apply a Performance Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date. The Index Guard Strategy and Index Performance Strategy offer Index Options with a Cap. Index Performance Strategy multi-year Term Index Options have both a Cap and a Participation Rate (as described below).
−
Participation Rate – A Participation Rate is the percentage that is multiplied by a positive Index Return in calculating a positive Performance Credit, if any, subject to any applicable Cap. For example, if at the end of a Term, the Participation Rate is 100%, the Cap is 15%, and the Index Return is 12% (which is lower than the Cap), we apply a Performance Credit of 12% (i.e., 100% x 12%). However, if the Index Return were instead 20% (which is higher than the Cap), we would apply the Cap and a Performance Credit of 15% would be applied. Index Performance Strategy multi-year Term Index Options have both a Participation Rate and a Cap.
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The Trigger Rate, Cap, and/or Participation Rate for an Index Option will change from Term to Term, subject to a specified guaranteed minimum that will not change for the life of that Index Option. Guaranteed minimum Trigger Rates, Caps, and/or Participation Rates vary by Index Option.
−
If we add a new Index Option to the Contract in the future, the lowest Trigger Rate, Cap, and Participation Rate that we may establish are 0.05%, 0.10%, and 5.00%, respectively. For example, if the Trigger Rate for a new Index Option is 0.05% and the Index Return is 10%, a 0.05% Performance Credit would be applied. Similarly, if the Cap for a new Index Option is 0.10% and the Index Return is 10%, a 0.10% Performance Credit would be applied. If the Participation Rate for a new Index Option is 5.00%, the Index Option is uncapped, and the Index Return is 10%, a 0.50% Performance Credit would be applied.
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Variable Option. You cannot instruct us to allocate your Purchase Payments to the Variable Option available under your Contract. We only allow assets to move into the Index Options on Term Start Dates and Term End Dates. As a result, we hold Purchase Payments you allocate to the Index Options in the Variable Option when we receive them on days other than the Index Effective Date or Index Anniversaries. We then transfer them to the Index Options on the next Index Anniversary according to your allocation instructions. The Variable Option invests in an underlying fund, the AZL Government Money Market Fund, which has its own investment objective, strategies, and risks. Purchase Payments held in the Variable Option are subject to Fund fees and expenses, and Fund performance (which can be negative) until being transferred to the Index Options.
Annuity Phase. If you request Annuity Payments, the Accumulation Phase ends and the Annuity Phase begins. Annuity Payments are fixed payments we make based on the Annuity Option you select and your Contract Value (which reflects any previously deducted Contract fees and expenses) less final rider fee (if applicable). Annuity Payments can provide a guaranteed lifetime fixed income stream with certain tax advantages. We designed the Annuity Payments for Owners who no longer need immediate access to Contract Value to meet their short-term income needs.
During the Annuity Phase, you will receive a stream of regular income in the form of Annuity Payments. You will be unable to take withdrawals upon demand, your selected death benefit ends, and no amounts will be payable upon death during the Annuity Phase unless your Annuity Option provides otherwise.
What Are the Contract’s Primary Features?
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Accessing Your Money. During the Accumulation Phase, you can surrender the Contract (take a full withdrawal) or take partial withdrawals. Withdrawals may be subject to negative Daily Adjustments, are subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
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Additional Purchase Payments. Subject to the limitations described in this prospectus, we continue to accept additional Purchase Payments under the Contracts during the Accumulation Phase. However, we may terminate your ability to make additional Purchase Payments in the future. We only allow additional Purchase Payments to move into Index Options on the Index Effective Date or Index Anniversaries. As a result, we hold Purchase Payments in the Variable Option when we receive them on days other than the Index Effective Date or Index Anniversaries. We then transfer them to the Index Options on the Index Effective Date or next Index Anniversary according to your allocation instructions. For that reason, such Purchase Payments are not available to receive Performance Credits until we transfer them to your selected Index Options and those Index Options reach their respective Term End Dates. We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date. Purchase Payments held in the Variable Option are subject to Fund fees and expenses, and Fund performance (which can be negative) until being transferred to the Index Options.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

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Death Benefits. The Contract’s death benefit is paid upon the first death of any Determining Life during the Accumulation Phase. The Contract includes, for no additional charge, a standard death benefit (the Traditional Death Benefit). At the time of purchase, you may select the optional death benefit (the Maximum Anniversary Value Death Benefit) to replace the standard death benefit for an additional rider fee. Either death benefit is the greater of Contract Value, or the Guaranteed Death Benefit Value. Unlike the Traditional Death Benefit, however, the Maximum Anniversary Value Death Benefit locks in any annual investment gains as part of the Guaranteed Death Benefit Value to potentially provide a death benefit greater than the Traditional Death Benefit (which is based on Purchase Payments). The Maximum Anniversary Value Death Benefit cannot be less than the Traditional Death Benefit, but they can be equal.
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Withdrawal Charge Waivers. Under the free withdrawal privilege, you may withdraw up to 10% of your total Purchase Payments each Contract Year during the Accumulation Phase without incurring a withdrawal charge. Upon a full withdrawal, the free withdrawal privilege is not available to you. We do not apply a withdrawal charge to deductions we make for Contract fees or expenses. In most states (see Appendix E), the waiver of withdrawal charge benefit allows you to take a withdrawal after the first Contract Year without incurring a withdrawal charge if , after the first Contract Anniversary, you begin confinement for care in an eligible facility for at least 90 days in a 120-day period, or are unable to perform at least two activities of daily living for at least 90 continuous days. Also, if you own an IRA, Simplified Employee Pension (SEP) IRA, Inherited IRA, or Inherited Roth IRA Contract, RMD payments you take under our minimum distribution program are not subject to a withdrawal charge. The minimum distribution program is not available if you have a qualified plan Contract. Withdrawals under these waivers are still subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2), and to the Daily Adjustment if taken other than on the Term End Date, and may reduce Contract benefits (perhaps significantly and by more than the amount withdrawn).
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Performance Lock and Early Reallocation. Performance Lock is a feature that allows you to lock in an Index Option’s Index Option Value prior to the Term End Date. After the Lock Date, Daily Adjustments do not apply to the locked Index Option for the remainder of the Term, and the locked Index Option Value will not receive a Performance Credit on the Term End Date. If you exercise a Performance Lock, the Index Option Value stays in the locked Index Option for the remainder of the current Index Year unless you execute an Early Reallocation (if available to you). Early Reallocation is a feature that allows you to transfer assets out of a locked Index Option prior to the Term End Date, subject to certain conditions and limitations. Executing an Early Reallocation will result in the remainder of the Index Year for the locked Index Option, from the date you execute the Early Reallocation, being added to your new Term length.
What is the Daily Adjustment?
The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Option is not subject to the Daily Adjustment.
Before the end of an Index Option’s Term, if you take any type of withdrawal, execute a Performance Lock, begin Annuity Payments, or if we pay a death benefit or deduct a fee or expense, we base the transaction on the interim Index Option Value, which includes the Daily Adjustment. The Daily Adjustment approximates the Index Option Value that will be available on the Term End Date. It is the estimated present value of the future Performance Credit that we will apply on the Term End Date. The Daily Adjustment for the Index Protection Strategy with Trigger can only be positive or zero – it cannot be negative. However, the Daily Adjustment can be positive, zero, or negative with the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy. The Daily Adjustment fluctuates daily and, if it is negative, you could lose a significant amount of money. The Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. Although with the Index Protection Strategy with Trigger the Daily Adjustment cannot be negative, deductions of Contract fees and expenses, including withdrawal charges, and tax consequences, could cause you to lose principal and previously credited earnings. The Daily Adjustment could reflect significantly less gain, or more loss than we would apply to an Index Option at the end of a Term. If you have Index Options with different Term End Dates, there may be no time that any such transaction can be performed without the application of at least one Daily Adjustment. Additionally, if within six years after we receive a Purchase Payment, you take a full or partial withdrawal, such transactions are subject to a withdrawal charge, which may cause you to lose a significant amount of money.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract is subject to charges for early withdrawals that differ depending on when you purchased the Contract.

●If you purchase the Contract on or after May 1, 2024, and you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0%
over that time period.

●If you purchased the Contract on or before April 30, 2024, and you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the Purchase Payment withdrawn, declining to 0% over that time period.
Fee Tables 7. Expenses and Adjustments Appendix C – Daily Adjustment

For example, for Contracts issued on or after May 1, 2024, if you invest $100,000 in the
Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000
(or $8,500 for Contracts issued on or before April 30, 2024). This loss will be greater if there is a negative Daily Adjustment, income taxes, or tax penalties.

In addition, if you take a full or partial withdrawal from an Index Option on a date other than the Term End Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct
Contract fees and expenses. The Daily Adjustment may be negative depending on the applicable Crediting Method. You will lose money if the Daily Adjustment is negative.

●Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy,
and Index Performance Strategy. Daily Adjustments under these Crediting Methods may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss, and could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer;
or -10% Floor, as applicable. The maximum potential loss from a negative Daily
Adjustment is: -99% for the Index Dual Precision Strategy, Index Precision Strategy,
and Index Performance Strategy; and -35% for the Index Guard Strategy. For
example, if you allocate $100,000 to a 1-year Term Index Option with 10% Buffer and later withdraw the entire amount before the Term has ended, you could lose up to
$99,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, income taxes, and tax penalties.

●Index Protection Strategy with Trigger. Daily Adjustments under this Crediting
Method may be positive or equal to zero, but cannot be negative.

Are There Transaction Charges?	No. Other than withdrawal charges and Daily Adjustments that may apply to withdrawals and other transactions under the Contract, there are no other transaction charges.	Not Applicable

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

	FEES AND EXPENSES			Prospectus Location
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

There is an implicit ongoing fee on Index Options to the extent that your participation in Index gains is limited by us through a Cap or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below. Additionally, if we add Index Options with a guaranteed minimum Participation Rate less than 100%, the Participation Rate would be an implicit ongoing fee and limit Index gains.

				Fee Tables 7. Expenses and Adjustments Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.01%	0.01%
	Investment Options(2) (Fund fees and expenses)	0.65%	0.65%
	Optional Benefits Available for an Additional Charge(3) (for a single optional benefit, if elected)	0.20%	0.20%
	(1) An amount attributable to the contract maintenance charge.
	(2) As a percentage of the AZL Government Money Market Fund's average daily net assets.
	(3) As a percentage of the Charge Base. This is the current charge for the Maximum Anniversary Value Death Benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add a withdrawal charge and a negative Daily Adjustment that substantially increase costs.

	Lowest Annual Cost: $637	Highest Annual Cost: $825

Assumes:
●Investment of $100,000 in the Variable
Option (even though you cannot select
the Variable Option for investment)
●5% annual appreciation
●Traditional Death Benefit
●No additional Purchase Payments,
transfers, or withdrawals
●No Daily Adjustment

Assumes:
●Investment of $100,000 in the Variable
Option (even though you cannot select
the Variable Option for investment)
●5% annual appreciation
●Maximum Anniversary Value Death
Benefit with a 0.20% rider fee
●No additional Purchase Payments,
transfers, or withdrawals
●No Daily Adjustment

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

	RISKS	Prospectus Location
Is There a Risk of Loss from Poor Performance?
Yes, you can lose money by investing in the Contract, including loss of principal and previous earnings.

The maximum amount of loss that you could experience from negative Index Return, after taking into account the current limits on Index loss provided under the
Contract, is: -90% with a 10% Buffer; -80% with a 20% Buffer; -70% with a 30% Buffer;
-10% with the Floor; and 0% with the Index Protection Strategy with Trigger.

The limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option or discontinue accepting new allocations into an
Index Option. However, at least one Index Option with a Buffer no lower than 5% or
Floor no lower than -25%, or an Index Option that provides complete protection from
Index losses, will always be available for renewal under the Contract.
Principal Risks of Investing In the Contract 4. Index Options 6. Valuing Your Contract – Calculating Performance Credits
Is This a Short-Term Investment?
No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal, withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals may reduce or end
Contract guarantees.
• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment if, before the
Term End Date, you take a full or partial withdrawal, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.
• The Daily Adjustment may be negative with the Index Dual Precision Strategy, Index
Precision Strategy, Index Guard Strategy, and Index Performance Strategy. You will lose money if the Daily Adjustment is negative.
• Withdrawals and other deductions from an Index Option prior to a Term End Date will result in a proportionate reduction to your Index Option Base. The proportionate reduction could be greater than the amount withdrawn or deducted. Reductions to your Index
Option Base will result in lower Index Option Values for the remainder of the Term and lower gains (if any) on the Term End Date.
• On the Term End Date, you can transfer assets invested in an Index Option by changing your allocation instructions. If you do not change your allocation instructions, you will continue to be invested in the same Index Option with a new Term Start Date. The new
Term will be subject to the applicable renewal Trigger Rate, Cap, and/or Participation
Rate.
Principal Risks of Investing In the Contract 4. Index Options 6. Valuing Your Contract 7. Expenses and Adjustments Appendix C – Daily Adjustment

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

	RISKS	Prospectus Location
What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Option and the Index Options available under the Contract.
• The Variable Option and each Index Option have their own unique risks.
• You should review the Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
• Caps and Trigger Rates will limit positive Performance Credits (e.g., limited upside). This may result in earning less than the Index Return.
– For example, if at the end of a 1-year Term, the Index Return is 25% and the Cap is
15%, we apply a Performance Credit of 15%, meaning your Contract Value allocated to that Index Option will increase by 15% since the Term Start Date. If at the end of the
Term, the Index Return is 6% and the Trigger Rate is 3%, we apply a Performance
Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date.
• The Buffer or Floor will limit negative Performance Credits (e.g., limited protection in the case of Index decline). However, you bear the risk for all Index losses that exceed the Buffer. You also bear the risk for Index losses down to the Floor.
– For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%,
we apply a Performance Credit of -15%, meaning your Contract Value allocated to that
Index Option will decrease by 15% since the Term Start Date. If the Index Return is
-25% and the Floor is -10%, we apply a Performance Credit of -10%, meaning your
Contract Value allocated to that Index Option will decrease by 10% since the Term
Start Date.
• The Indexes are price return indexes, not total return indexes. This means that the Index
Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes’ component securities. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing In the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract, including those relating to the Index Options, are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength.
More information about Allianz Life, including our financial strength ratings, is available upon request by visiting https://www.allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Principal Risks of Investing In the Contract

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

	RESTRICTIONS	Prospectus Location
Are There Restrictions on the Investment Options?
• Yes, there are limits on the Investment Options.
• Certain Index Options may not be available under your Contract.
• We can add new Index Options to your Contract in the future.
• You cannot allocate Purchase Payments to the Variable Option. The sole purpose of the
Variable Option is to hold Purchase Payments until they are transferred to your selected
Index Options.
• We restrict additional Purchase Payments during the Accumulation Phase. Each Index
Year, you cannot add more than your initial amount (i.e., the total of all Purchase
Payments received before the first Quarterly Contract Anniversary of the first Contract
Year) without our prior approval.
• We do not accept additional Purchase Payments during the Annuity Phase.
• We typically only allow assets to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries as discussed in section 3, Purchasing the
Contract – Allocation of Purchase Payments and Contract Value Transfers. However, if
you execute an Early Reallocation, we will move assets into an Index Option on the
Business Day we receive your Early Reallocation request in Good Order.
• You can typically transfer Index Option Value only on Term End Dates. However, you can transfer assets out of an Index Option before the Term End Date by first executing a
Performance Lock and then either requesting an Early Reallocation with new allocation instructions or changing your allocation instructions before the next Index Anniversary.
For more information, see section 6, Valuing Your Contract – Performance Locks and
Early Reallocations.
• We do not allow assets to move into an established Index Option until the Term End Date.
If you request to allocate a Purchase Payment into an established Index Option on an
Index Anniversary that is not a Term End Date, we will allocate those assets to the same
Index Option with a new Term Start Date.
• We reserve the right to substitute the Fund in which the Variable Option invests. We also reserve the right to close Index Options to new Purchase Payments and transfers, and to substitute Indexes either on a Term Start Date or during a Term.
• We also reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis.
• Caps, Trigger Rates, and Participation Rates will change from one Term to the next subject to their contractual minimum guarantees.
• The 10%, 20%, and 30% Buffers, and -10% Floors for the currently available Index
Options do not change. However, if we add a new Index Option to your Contract after the
Issue Date, we establish the Buffer or Floor for it on the date we add the Index Option to your Contract. For a new Index Option, the minimum Buffer is 5% and the minimum Floor is -25%.

Overview of the
Contract

Principal Risks of
Investing In the
Contract

3. Purchasing the
Contract –
Allocation of
Purchase
Payments and
Contract Value
Transfers

4. Index Options

5. The Variable
Option's
Underlying Fund

6. Valuing Your
Contract

Appendix A –
Investment
Options Available
Under the
Contract

Are There Any Restrictions on Contract Benefits?
Yes, there are restrictions on Contract benefits.
• We do not allow Performance Locks to occur on Term End Dates. We will not execute your request for a Performance Lock on Index Protection Strategy with Trigger Index
Options if the Daily Adjustment is zero. This may limit your ability to take advantage of the benefits of the Early Reallocation feature. We do not accept Early Reallocation requests within 14 calendar days before an Index Anniversary. You are limited to twelve Early
Reallocation requests each Index Year.
• We reserve the right to discontinue or modify the Minimum Distribution Program.
• The death benefits are only available during the Accumulation Phase. Upon annuitization, these benefits will end.
• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to
zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit
Value by more than the value withdrawn and could end the Traditional Death Benefit.
• The optional Maximum Anniversary Value Death Benefit may not be modified.
Withdrawals may reduce the Maximum Anniversary Value Death Benefit’s Guaranteed
Death Benefit Value by more than the value withdrawn and will end the Maximum
Anniversary Value Death Benefit if the withdrawals reduce both the Contract Value and
Guaranteed Death Benefit Value to zero.
6. Valuing Your Contract – Performance Locks and Early Reallocations 10. Benefits Available Under the Contract 11. Death Benefit

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

	TAXES	Prospectus Location
What are the Contract’s Tax Implications?
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract as an individual retirement annuity or through a custodial individual retirement account, you do not get any additional tax benefit under the
Contract.
• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
12. Taxes
CONFLICTS OF INTEREST
How are Investment Professionals Compensated?
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
7. Expenses and Adjustments – Commissions Paid to Dealers
Should I Exchange my Contract?
Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives.
However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own.
You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing
Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
13. Other Information – Distribution

Fee Tables
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Transaction Expenses
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Contracts issued on or before April 30, 2024	Contracts issued on or after May 1, 2024
0	8.5%	8%
1	8%	8%
2	7%	7%
3	6%	6%
4	5%	5%
5	4%	4%
6 years or more	0%	0%
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)
The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.
The next table describes the Daily Adjustment, in addition to any transaction expenses, that applies if all or a portion of the Contract Value is removed from an Index Option before the end of a Term.
Adjustments
	Index Protection Strategy with Trigger	Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy	Index Guard Strategy
Daily Adjustment Maximum Potential Loss	0%	99%	35%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(1)
(1)
This table shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer; or -10% Floor. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix C.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you purchased the optional Maximum Anniversary Value Death Benefit, you pay additional charges, as shown below.
Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Optional Benefit Expenses – Maximum Anniversary Value Death Benefit (as a percentage of the Charge Base)	0.20%
(1)
Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. See section 7, Expenses and Adjustments – Contract Maintenance Charge (Administrative Expenses).
In addition to the fees described above, we may limit the amount you can earn on the Index Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

The next item shows the total operating expenses charged by the Fund that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. More information about the Fund, including its annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.65%
Example
This Example is intended to help you compare the cost of investing in the Variable Option with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes all Contract Value is allocated to the Variable Option, even though you cannot instruct us to allocate Purchase Payments to the Variable Option. The Example does not reflect the Daily Adjustment. Your costs could differ from those shown below when you invest in the Index Options.
The Example assumes that you invest $100,000 in the Variable Option for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that you elected the Maximum Anniversary Value Death Benefit for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)
If you surrender your Contract (take a full withdrawal) at the end of the applicable time period:
	1 Year	3 Years	5 Years	10 Years
Contracts issued on or before April 30, 2024	$9,365	$9,704	$9,699	$10,455
Contracts issued on or after May 1, 2024	$8,865	$9,704	$9,699	$10,455
(2)
If you fully annuitize your Contract at the end of the applicable time period.
	1 Year	3 Years	5 Years	10 Years
Contracts issued on or before April 30, 2024	N/A	$2,704	$4,699	$10,455
Contracts issued on or after May 1, 2024	N/A*	$2,704	$4,699	$10,455
*
The earliest available Annuity Date is the second Index Anniversary.
(3)
If you do not surrender your Contract.
	1 Year	3 Years	5 Years	10 Years
Contracts issued on or before April 30, 2024	$865	$2,704	$4,699	$10,455
Contracts issued on or after May 1, 2024	$865	$2,704	$4,699	$10,455

Principal Risks of Investing In the Contract
The Contract involves certain risks that you should understand before investing. You should carefully consider your income needs and risk tolerance to determine whether the Contract is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Index Options you choose.
Risk of Loss
Returns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the Investment Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Investment Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Index Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

The Variable Option does not provide any protection against loss of principal. You can lose principal and previous earnings for Purchase Payments held in the Variable Option and such losses could be significant.
If you allocate Purchase Payments or transfer Contract Value to an Index Option with the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, negative Index Returns may cause Performance Credits to be either negative after application of the 10%, 20%, or 30% Buffer, or negative down to the -10% Floor. For the Index Dual Precision Strategy and Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, and such losses could be significant. If you allocate Purchase Payments or transfer Contract Value to the Index Options with the Index Protection Strategy with Trigger you can also lose principal and previous earnings if you do not receive a Performance Credit, or if the Contract fees and expenses are greater than the Performance Credit.
The maximum potential negative Performance Credit for the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; if the Buffer is 20%, the maximum negative Performance Credit is -80%; and if the Buffer is 30%, the maximum negative Performance Credit is -70%. The maximum potential negative Performance Credit for the Index Guard Strategy is the -10% Floor. Such losses will be greater if you take a withdrawal that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses. At least one Index Option with a Buffer no lower than 5% or Floor no lower than -25%, or an Index Option that provides complete protection from Index losses, will always be available for renewal under the Contract.
Early Withdrawal Risk
We designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.
If you need to take a full or partial withdrawal during the withdrawal charge period we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. For more information on the withdrawal charge, see the Fee Tables and section 7, Expenses and Adjustments – Withdrawal Charge.
We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000. If your Contract Value in the fifth year is $8,000 and you take a full withdrawal a 5% withdrawal charge applies. The total withdrawal charge would be $500 (5% of $10,000). As your Contract Value is less than $100,000, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,450. For purposes of this example, we have not factored in any final rider fees that may apply and be deducted in connection with a full withdrawal.
In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for prior Penalty-Free Withdrawals and Contract fees or expenses; and/or poor performance.
Amounts withdrawn from this Contract are subject to income taxes and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than daily. In the interim, we calculate Index Option Values based on the Daily Adjustment. For more information, see “Risks Associated with the Daily Adjustment” later in this section. The Variable Option is not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10%, 20%, or 30% Buffer; or -10% Floor that would have been available on the Term End Date, and losses could exceed the protection offered by the 10%, 20%, or 30% Buffer; or -10% Floor. You will receive a Performance Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.
You can typically transfer Index Option Value among the Index Options only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. However, you can transfer assets out of an Index Option before the Term End Date by executing a Performance Lock. Once an Index Option is locked, you can transfer assets out of it on the Index Anniversary that occurs on or immediately after the Lock Date. For a 3-year or 6-year Term Index Option this means you can transfer out of the locked Index Option before the Term End Date by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. You can also transfer assets out of any locked Index Option, including 1-year Term Index Options, before the Term End Date by requesting an Early Reallocation. You may execute twelve Early Reallocations each Index Year, but each request can involve multiple locked Index Options. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.
Index Risks
Index Option returns depend on the performance of an Index although you are not directly invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, EURO STOXX 50® and iShares® MSCI Emerging Markets ETF are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities.
The S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, and EURO STOXX 50® are all “price return indexes,” not “total return indexes,” and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment. Because Index performance for the iShares® MSCI Emerging Markets ETF is based on the ETF’s closing share price, Index performance is calculated on a “price return” basis, not a “total return” basis, and therefore does not reflect dividends paid on the securities in which the ETF invests. In addition, an ETF deducts fees and costs, which reduce Index performance. These factors will reduce the Index Return and may cause the ETF to underperform a direct investment in the ETF or the securities in which the ETF invests.
In addition to the foregoing, each Index has its own unique risks, as follows:
●
S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies.
●
Russell 2000® Index: This Index is comprised of equity securities of small-capitalization (“small-cap”) U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
●
Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
●
EURO STOXX 50®: This Index is comprised of the equity securities of large-capitalization companies in the Eurozone. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
iShares® MSCI Emerging Markets ETF: The iShares MSCI Emerging Markets ETF seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, social instability, political turmoil or rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the ETF invests may be less reliable or complete. Emerging markets often have less reliable securities valuations and greater risk associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
Risks Associated with the Daily Adjustment
The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Option is not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge and Charge Base for the rider fee. The Daily Adjustment can be less than the Trigger Rate or Cap even if the current Index return during the Term is greater than the Trigger Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. However, the Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative. The Daily Adjustment is generally negatively affected by:
●
interest rate decreases,
●
dividend rate increases,
●
poor market performance, and
●
the expected volatility of Index prices. Generally, increases in the expected volatility of Index prices negatively affect the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy 1-year Term Index Options, while decreases in the expected volatility of Index prices negatively affect the Index Guard Strategy. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates. For the Index Protection Strategy with Trigger, the impact of changes in the expected volatility of Index prices is dependent on the market environment.
The Daily Adjustment for Index Options with a Term length of more than 1 year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length. The Index Performance Strategy 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Trigger Rates, Caps, Buffers, and Floors determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.
If you take a withdrawal from an Index Option with the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment for these Index Options could result in losses greater than the protection provided by the 10%, 20%, or 30% Buffer; or -10% Floor. The maximum potential loss from a negative Daily Adjustment is: -99% for the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy; and -35% for the Index Guard Strategy. Such losses will be greater if you take a withdrawal that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.
Risks Associated with Calculation of Performance Credits
We calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. If you allocate Purchase Payments or transfer Contract

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Value to the Index Options with Index Protection Strategy with Trigger, positive returns are limited by the Trigger Rates. You are not subject, however, to potential negative Performance Credits. The Trigger Rates on the Index Dual Precision Strategy and Index Precision Strategy Index Options, and the Caps on the Index Guard Strategy and Index Performance Strategy Index Options also limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option. For the Index Dual Precision Strategy, we apply the Trigger Rate for the entire Term length; we do not apply the Trigger Rate annually on a 3-year or 6-year Term Index Option.
The Index Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes’ component securities. Index Returns would be higher if they included the dividends from the component securities.
Trigger Rates, Caps, and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Trigger Rates, Caps, and Participation Rates may significantly affect the Performance Credit you receive. For more information, see the “Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates” discussion later in this section.
The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.
Risks Associated with Performance Locks and Early Reallocations
If a Performance Lock is executed:
●
You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation (if available to you). If you decide to execute an Early Reallocation, you can execute a Performance Lock and then, at the earliest, execute an Early Reallocation on the same Business Day. When executing both the Performance Lock and Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option.
●
You will not receive a Performance Credit on any locked Index Option on the Term End Date.
●
We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock. In addition, if you set a lower target, your Index Option Value may lock at a lower value than the target you set.
●
If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
●
We will not execute a Performance Lock on the Index Protection Strategy with Trigger Index Options if the Daily Adjustment is zero. This may limit your ability to take advantage of the benefits of the Early Reallocation feature.
●
There are limits on Early Reallocations. We do not accept Early Reallocation requests within 14 calendar days before an Index Anniversary; and you are limited to twelve Early Reallocation requests each Index Year, but each request can involve multiple locked Index Options. After you reach the Early Reallocation request limit in an Index Year, any locked Index Options will remain locked until the next Index Anniversary. These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential. Early Reallocation is available for amounts allocated to any locked Index Option, subject to the restrictions described in this prospectus.
●
Early Reallocation Trigger Rates, Caps, and Participation Rates you receive may be less than the Early Reallocation rates that become available later in the Index Year, or the renewal rates available on the next Index Anniversary. This may limit your return potential.

We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early
Reallocation or the optimal time for doing so. We will not warn you if you execute a Performance Lock or Early
Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Risks Associated with Substitution of an Index and Limitation on Further Investments
There is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. For the Index Options, if we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits.
Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date.
Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates
The 10%, 20%, and 30% Buffers, and -10% Floors for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer or Floor for it on the date we add the Index Option to your Contract.
Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month.
You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at https://www.allianzlife.com/RILAratesnf and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Cash Value. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at https://www.allianzlife.com/RILAratesnf. Subject to the limitations related to designating the Index Effective Date, you (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request.
We can change the renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion.
We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer your Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Index Option. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at https://www.allianzlife.com/RILAratesnf. If you do not review renewal change information when it is published or take no action to transfer to another permitted Index Option, you will remain allocated to your current Index Options and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date.
You risk the possibility that the renewal Trigger Rates, Caps, and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Trigger Rates, Caps, and Participation Rates for the next Term.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

When your renewal rates change, the only options available to you (other than to leave Index Option Value in the existing Index Option) are to transfer Index Option Value between Index Options by changing your allocation instructions, or take a full withdrawal (which may be subject to a withdrawal charge, is subject to income taxes, and may be subject to tax penalties).
If you execute a Performance Lock, you may be able to request an Early Reallocation and begin a new Index Option with a new Term Start Date and a new Trigger Rate, Cap, or Participation Rate before the next Index Anniversary. We can change Early Reallocation Trigger Rates, Caps, and Participation Rates subject to the guaranteed minimums, in our discretion. We publish Early Reallocation rates at least seven calendar days before the end of the current Early Reallocation offering period for your review in your account on our website. If you do not execute an Early Reallocation, you will remain allocated to your current locked Index Options until the Index Anniversary that occurs on or immediately after the Lock Date.
Initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates may vary significantly depending upon a variety of factors, including, but not limited to:
●
Term length,
●
level of downside protection,
●
market volatility,
●
our hedging strategies and investment performance,
●
the availability of hedging instruments,
●
the amount of money available to us through Contract fees and expenses to purchase hedging instruments,
●
expenses incurred by the Company,
●
your Index Effective Date,
●
the level of interest rates,
●
utilization of Contract benefits by Owners, and
●
our profitability goals.
These factors also impact any new Buffer or Floor Index Options that become available under the Contract. Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in initial Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. However, a rising interest rate environment may have the opposite effect on renewal rates and cause renewal Trigger Rates, Caps, and Participation Rates to decrease.
We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made for existing Contracts. In some instances, we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.
Risks Associated with Investment in Derivative Hedging Instruments
The Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index.
At Contract issue, we invest a substantial majority of the initial Contract Value in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.
We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for existing Contracts.
Other Contract Changes Risk
We reserve the right to modify or restrict several benefits or features of the Contract. We restrict additional Purchase Payments. Each Index Year during the Accumulation Phase, you cannot add more than your initial amount without our prior approval. Your initial amount is the total of all Purchase Payments received before the first Quarterly Contract Anniversary of the first Contract Year. We allow you to add up to the initial amount in the remainder of the first Index Year. In addition to this Purchase Payment restriction, we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. For Contracts issued in certain states, we reserve the right to hold your initial Purchase Payment in the Variable Option until the free look period ends, and then reallocate your Contract Value, less fees and expenses, according to your allocation instructions. For further information regarding Purchase Payment restrictions, see section 3, Purchasing the Contract – Purchase Requirements.
As it relates to the Index Options, we reserve the right to close Index Options to new Purchase Payments and transfers. However, once an Index Option is added to a Contract, we cannot remove it, change how it calculates Performance Credits, or change its Buffer or Floor.
We also reserve the right to substitute the Fund in which the Variable Option invests. We reserve the right to add or eliminate additional variable investment options. However, the extent to which we add, eliminate, or substitute variable investment options will be consistent with federal securities laws and, when required, the SEC.
In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future.
Lastly, we reserve the right to treat a partial withdrawal that reduces Contract Value below $2,000 as a full withdrawal. If Annuity Payments would be less than $100, we reserve the right to require you to take a full withdrawal and your Contract will then terminate. However, we do not assess a withdrawal charge on this full withdrawal.
Risks Associated with Our Financial Strength and Claims-Paying Ability
We make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Performance Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANA). Like our general account, the assets in Separate Account IANA are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANA, see The Insurance Company, Separate Accounts, and General Account – Our Unregistered Separate Account.
Business and Operational Risks Relevant to the Contract
Business Disruption and Cybersecurity Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties to process, transmit and store information, and to conduct business activities and transactions with clients, distributors, vendors, and other third parties. Maintaining the integrity of our systems is critical to our business operations and to the protection of our clients’ personal information. To date, we have not identified any material breaches or interference with our systems and networks; however, we routinely encounter and address such threats. Any cybersecurity breaches or interference that may in the future occur could have a material adverse impact on our business operations and our financial condition.
Publicly-reported cybersecurity threats and incidents have dramatically increased in recent years, and financial services companies and their third-party service providers are increasingly the targets of cyberattacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes.
We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks, and require third party vendors to meet certain information security standards; however, we cannot ensure that our systems and networks will not be subject to breaches or interference. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information. Any such event may interfere with, impede or cause delays in our

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

calculation of values, processing of transactions and making of payments under the Contract. Even if we successfully protected our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.
Natural or Man-made Disasters. The occurrence of natural or man-made disasters (e.g., extreme weather events, acts of terrorism, geo-political disputes, public health crises, industrial accidents, blackouts, cyberattacks, computer viruses, insider threats, insurrections and military actions, unanticipated problems with our disaster recovery systems, or support failures from external providers) could adversely affect our business operations and our business results, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such disasters may damage our facilities, preventing our employees from performing their roles, otherwise disturbing our ordinary business operations, and impacting claims processing. We rely on certain third-parties to provide certain services important to our business operations. While we monitor the business continuity planning of such third-parties, successful implementation and execution of their business continuity plans are largely outside of our control. Weaknesses or failures within a vendor’s business continuity plan in light of a natural or man-made disaster could materially disrupt our business operations.

The Insurance Company, Separate Accounts, and General Account
The Insurance Company – Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We are a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a wholly owned subsidiary of Allianz Europe, B.V., which in turn is a wholly owned subsidiary of Allianz SE, which is registered in Munich, Germany. We currently offer fixed index annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are obligated to pay all amounts promised to investors under the Contracts, subject to our financial strength and claims-paying ability.
The Registered Separate Account
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the Fund’s shares that have been purchased with Contract assets. We keep the Separate Account assets separate from the assets of our general account and other separate accounts, including the non-unitized separate accounts we established in connection with the Index Options. The Separate Account is divided into subaccounts, each of which is a variable investment option under one or more variable annuity contracts that we issue through the Separate Account. The only subaccount currently available under this Contract is the Variable Option, which invests exclusively in shares of the AZL Government Money Market Fund.
We own the assets of the Separate Account. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of our other assets. The assets of the Separate Account may not be used to pay any liabilities of Allianz Life other than those arising from the variable investment portion of the Contracts and other variable annuity contracts supported by the Separate Account.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and expenses.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Our General Account
Our general account holds all our assets other than assets in our separate accounts. We own our general account assets, and, subject to applicable law, have sole investment discretion over them. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We have not registered our general account as an investment company under the Investment Company Act of 1940.
Our general account assets fund guarantees provided in the Contracts, including obligations associated with the death benefit. Contract Value that you apply to Annuity Payments becomes part of our general account.
Our Unregistered Separate Account
We hold the assets you allocate to the Index Options in Separate Account IANA, which we established under Minnesota insurance law for the purpose of supporting our obligations to pay Performance Credits. We invest the assets in Separate Account IANA in hedging instruments, including derivative hedging instruments such as put and call options, as well as cash and fixed income securities. Like our general account, the assets in Separate Account IANA are subject to our general business operation liabilities and the claims of our creditors. An Owner who allocates Contract Value to an Index Option does not have any interest in or claim on the assets in Separate Account IANA. In addition, neither the Owner nor these Index Options participate in any way in the performance of assets held in Separate Account IANA.
Status Pursuant to Securities Exchange Act of 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

1. The Contract
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and we invest that money in the Index Options you select. The Variable Option holds the money you invest before it is transferred to the Index Options. Depending on market conditions and the returns of your selected Index Options, your Contract may gain or lose value. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payment option you select that is described in this prospectus. Other than to add benefits that are beneficial to you, we do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, we invest your money in the Index Options you select and the Variable Option on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For more information, see section 12, Taxes.
During the Accumulation Phase, you can take withdrawals (subject to any withdrawal charge). You can also make additional Purchase Payments subject to the restrictions set out in section 3, Purchasing the Contract – Purchase Requirements. The Contract also offers at issue the optional Maximum Anniversary Value Death Benefit for an additional rider fee (see section 11) if all Owners and the Annuitant are age 75 or younger on the Issue Date. The Maximum Anniversary Value Death Benefit can only be added to a Contract at issue. The Maximum Anniversary Value Death Benefit potentially provides a death benefit greater than the Traditional Death Benefit based on the Maximum Anniversary Value (highest Contract Value on any Index Anniversary before age 91, increased by the dollar amount of subsequent Purchase Payments, and reduced proportionately for subsequent withdrawals you take including any withdrawal charge).
When the Accumulation Phase Ends
The Accumulation Phase ends upon the earliest of the following:
●
The Business Day we process your request for a full withdrawal.
●
The Business Day before the Annuity Date.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
Upon the death of any Owner (or the Annuitant if the Owner is a non-individual), the Business Day we first receive Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit. A Valid Claim is the documents we require to be received in Good Order at our Service Center before we pay any death claim.
The Annuity Phase
If you request Annuity Payments, the Accumulation Phase of your Contract ends and you enter the Annuity Phase. During the Annuity Phase, we make regular fixed periodic Annuity Payments based on a guaranteed period, life, life with a guaranteed period, joint and last survivor, or joint and 2/3 survivor. We send Annuity Payments to the Payee (the person or entity who receives Annuity Payments during the Annuity Phase). You can choose when Annuity Payments begin, subject to certain restrictions. We base Annuity Payments on the Contract Value less the final rider fee (if applicable) and the payout rates for the Annuity Option you select. Your Annuity Payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
●
all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
●
if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the Cash Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2. Ownership, Annuitant, Determining Life, Beneficiary, and Payee
Owner
The Owner designated at Contract issue has all the rights under the Contract. The Owner may be an individual, or a non-individual (such as a trust or other entity acting as an agent for a natural person). Qualified Contracts and non-individually owned Contracts can only have one Owner. A Qualified Contract qualifies for special tax treatment under sections of the Code.
Joint Owner
A Non-Qualified Contract can be owned by up to two individual Owners (Joint Owners). Joint Owners must be spouses within the meaning of federal tax law. We generally require the signature of both Joint Owners on any forms that are submitted to our Service Center.
Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Annuity Date, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Date. You cannot change the Annuitant if the Owner is a non-individual. Subject to our approval, you can add a joint Annuitant on the Annuity Date. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix A to the Statement of

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Additional Information (SAI). Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
• If this is an Inherited IRA Contract, the death benefit options for the Beneficiary of the Inherited IRA (successor beneficiary, i.e.
beneficiary of the original Beneficiary) depend on several
factors. For specific information regarding these Contracts, please see section 12, Taxes – Distributions Upon the Owner’s
Death (or Annuitant’s Death if the Owner is a Non-Individual).
• For all other Contracts, we pay a death benefit to the
Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.
• If the deceased Owner was a Determining Life and the
surviving spouse Beneficiary continues the Contract:
– we increase the Contract Value to equal the Guaranteed
Death Benefit Value if greater and available, and the
death benefit ends,
– the surviving spouse becomes the new Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse’s death, his or her
Beneficiary(ies) receives the Contract Value.
• If the deceased Owner was not a Determining Life, the
Traditional Death Benefit or Maximum Anniversary Value Death
Benefit are not available and the Beneficiary(ies) receives the
Contract Value.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the
Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the
Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
– For more information on the Annuity Options, please see
section 9.
• If the deceased was an Annuitant and there is a surviving joint
Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
• For a Qualified Contract, the Annuity Payments generally must end no later than ten years after the Owner's death. However, in certain situations, payments may need to end earlier.

Determining Life (Lives)
The Determining Life (Lives) are the individuals on whose life we base the Guaranteed Death Benefit Value provided by the Traditional Death Benefit or Maximum Anniversary Value Death Benefit. We establish the Determining Life (Lives) at Contract issue. For an individually owned Contract, the Determining Life (Lives) are the Owner(s). For a non-individually owned Contract, the Determining Life is the Annuitant. After the Issue Date, the Determining Life (Lives) only change if:
●
you remove a Joint Owner due to divorce, then we also remove that person as a Determining Life,
●
you add or change a Joint Owner, then that person will become a Determining Life if they are the current spouse within the meaning of federal tax law of an existing Owner, or
●
you establish a jointly owned Non-Qualified Contract and change ownership to a Trust, then we remove the prior Owner who is not the Annuitant as a Determining Life.
Beneficiary
The Beneficiary is the person(s) or entity you designate to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary dies before you, or you and a Beneficiary die within 120 hours of each other, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving primary Beneficiaries, we pay the death benefit to the contingent Beneficiaries who survive you. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
● FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named primary Beneficiaries. If both Joint Owners die within 120 hours of each other, we pay the death benefit to the named surviving primary Beneficiaries. If there are no named surviving primary Beneficiaries, we pay the death benefit to the named surviving contingent Beneficiaries, or equally to the estate of the Joint Owners if there are no named surviving contingent Beneficiaries.

● NAMING AN ESTATE AS A BENEFICIARY: If an estate is the Beneficiary, the estate must be the sole primary
Beneficiary, unless the Spouse is the sole primary Beneficiary. If the Spouse is the sole primary Beneficiary, then an estate can be a contingent Beneficiary.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally, we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
The Contract cannot be assigned without our consent. You must submit your request to assign the Contract in writing to our Service Center. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
We record the assignment as of the date you signed the request, unless you specify otherwise. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary, you must make a separate request.
● An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a
Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

● An assignment will only change the Determining Life (Lives) if it involves removing a Joint Owner due to divorce, replacing Joint Owners with a Trust, or adding a Joint Owner if that person is a spouse within the meaning of federal tax law of the existing Owner.

3. Purchasing the Contract
Purchase Requirements
To purchase this Contract, on the Issue Date, all Owners (or the Annuitant if the Owner is a non-individual) must be:
●
age 85 or younger, or
●
age 75 or younger if you select the Maximum Anniversary Value Death Benefit.
The Purchase Payment requirements for this Contract are as follows.
●
The minimum initial Purchase Payment due on the Issue Date is $10,000.
●
We restrict additional Purchase Payments. Each Index Year during the Accumulation Phase, you cannot add more than your initial amount without our prior approval. Your initial amount is the total of all Purchase Payments received before the first Quarterly Contract Anniversary of the first Contract Year. We allow you to add up to the initial amount in the remainder of the first Index Year. The minimum additional Purchase Payment we will accept is $50.
●
We do not accept additional Purchase Payments on or after the Annuity Date.
●
If this is an Inherited IRA or Inherited Roth IRA Contract, the death benefit proceeds of the previous tax-qualified investment were directly transferred into this Contract, and we do not accept additional Purchase Payments (see section 12, Taxes – Qualified Contracts – Inherited IRA).
●
The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
Once we receive your initial Purchase Payment and all necessary information in Good Order at our Service Center, we issue the Contract within two Business Days. If the Issue Date is the same as the Index Effective Date, we allocate your initial Purchase Payment to the Index Options. If the Issue Date is not the Index Effective Date, we hold your initial Purchase Payment in the Variable Option before we transfer it to your selected Index Options. If you do not give us all the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

process within five Business Days, we either send back your Purchase Payment or get your permission to keep it until we get all the necessary information. If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order.
If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the payment and/or application until we receive it.
We may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. This applies to Contracts issued in all states except as disclosed in Appendix E. If mandated under applicable law, we may be required to reject a Purchase Payment. We will decline a Purchase Payment we receive on the same Business Day that we receive in Good Order a request for full withdrawal, or Contract cancellation during the free look period. If we exercise our right to decline additional Purchase Payments, this may limit your ability to fund your Contract’s guaranteed benefits such as the Traditional Death Benefit or Maximum Anniversary Value Death Benefit.
Applications Sent Electronically
We accept manually signed applications that are in Good Order and are sent by fax, or email, or uploaded to our website. It is important to verify receipt of any faxed application, or to receive a confirmation number when using email or the web. We are not liable for applications that we do not receive. A manually signed application sent by fax, email or over the web is considered the same as an application delivered by mail. Our electronic systems (fax, email or website) may not always be available; any electronic system can experience outages or slowdowns which may delay application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our electronic application policy at any time and for any reason.
Allocation of Purchase Payments and Contract Value Transfers
We do not accept additional Purchase Payments if you have an Inherited IRA, or Inherited Roth IRA Contract.
The allocation instructions you provide on your application automatically become your default allocation instructions. We use these allocation instructions for all Purchase Payments we receive unless you change them. Any change to allocation instructions will replace any existing allocation instructions and will be used as the basis for transfers between and among the Index Options.
We only allow Purchase Payments to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries. As a result, we hold Purchase Payments in the Variable Option when we receive them on days other than the Index Effective Date or Index Anniversaries. We then transfer them to the Index Options on the next Index Anniversary according to your allocation instructions. We apply any Purchase Payments we receive on the Index Effective Date or on an Index Anniversary directly to the Index Options on that day; these Purchase Payments are not held in the Variable Option.
We only allow Index Option Value transfers between Index Options on Term End Dates. However, you can transfer between Index Options before the Term End Date by executing a Performance Lock and an Early Reallocation. For multi-year Term Index Options you can also transfer between Index Options before the Term End Date by executing a Performance Lock before the last year of the Term and changing your allocation instructions before the next Index Anniversary. We do not allow assets to move into an established Index Option until the Term End Date. If you request to transfer into an established Index Option on a date that is not a Term End Date, we will transfer those assets into the same Index Option with a new Term Start Date.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

You select the Index Effective Date when you purchase your Contract. It can be any Business Day up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month.
On your application if you select…	Your Index Effective Date will be either…
the earliest Index Effective Date	• your Issue Date, or • the first Business Day of the next month if the Issue Date is the 29th, 30th, or 31st of a month the deferred Index Effective Date
• your first Quarterly Contract Anniversary, or
• the next Business Day if the first Quarterly Contract Anniversary occurs on a non-Business
Day, or the first Business Day of the next month if the first Quarterly Contract Anniversary is the 29th, 30th, or 31st of a month

You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at https://www.allianzlife.com/RILAratesnf and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel your Contract, you will receive the Cash Value. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at https://www.allianzlife.com/RILAratesnf. Subject to the limitations related to designating the Index Effective Date, you (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request. However, your new Index Effective Date cannot be later than the deferred Index Effective Date listed above. We must receive your request in Good Order at our Service Center before the end of the Business Day on which you want the Index Effective Date to occur. Once your Index Effective Date occurs, all Index Options for your Contract will have the same Index Anniversary.
You can change your allocation instructions at any time without fee or penalty. These changes are effective on the Business Day we receive them in Good Order at our Service Center. We accept changes to allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change these allocation instructions on your behalf. However, we must receive allocation instruction changes (which will transfer your Index Option Values) in Good Order at our Service Center before the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day). Changes to your allocation instructions will transfer existing Index Option Values on the Term End Date.
We notify you at least 30 days in advance of each Index Anniversary as a reminder that on the upcoming anniversary you may transfer Index Option Value between Index Options. In order to make a transfer between Index Options, you must provide us with allocation instruction changes in Good Order. For more information, see the “Electronic Allocation Instructions” discussion next in this section. On each Term End Date, if we have not received allocation instruction changes from you, all assets invested continue to be invested in the same Index Options with new Term Start Dates at the renewal Trigger Rates, Caps, and Participation Rates.
We can add new Crediting Methods, Terms, and Indexes to your Contract in the future, and you can allocate Purchase Payments or transfer Contract Value to them on the Term Start Date after we make them available to you. Once we add a Crediting Method to your Contract we cannot remove it, or change how it calculates Performance Credits. If we add a new Index Option to your Contract, we cannot change its Buffer or Floor after it is established. For a new Index Option, the minimum Buffer is 5% and the minimum Floor is -25%. However, we can change the renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates associated with any Index Option on each Term Start Date subject to the guaranteed minimums.
● In order to apply Purchase Payments we receive after the Index Effective Date to your selected Index Option(s) on the next Index Anniversary, we must receive them before the end of the Business Day on the Index Anniversary (or
before the end of the prior Business Day if the anniversary is a non-Business Day).

● Purchase Payments we hold in the Variable Option before transferring them to your selected Index Options are subject to Contract fees and expenses (e.g. contract maintenance charge), and market risk and may lose value.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Electronic Allocation Instructions
We use reasonable procedures to confirm that electronic allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Free Look/Right To Examine Period
If you change your mind about the Contract, you can cancel it within the free look period stated on the first page of your Contract. In most states, this is ten calendar days after you receive the Contract. If you cancel your Contract during the free look period, in most states we return your Contract Value as of the Business Day we receive your cancellation request in Good Order. This may be more or less than your initial Purchase Payment. In states that require us to return Purchase Payments less withdrawals if you cancel your Contract, we return Contract Value if greater.
IRA Contracts require us to return Purchase Payments less withdrawals. If you cancel your IRA Contract, we return the greater of Purchase Payments less withdrawals or Contract Value.
If your cancellation request occurs after the Index Effective Date, your Contract Value will include the Daily Adjustment, which may be negative for amounts allocated to the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy Index Options.
Some states and certain IRA Contracts require return of Purchase Payments. For these Contracts, we reserve the right to hold your initial Purchase Payment in the Variable Option until the free look period ends, and then re-allocate your Contract Value, less fees and expenses, according to your allocation instructions. If we exercise this right, the Contract Value we use to determine your refund amount on a cancellation request will not include the Daily Adjustment as the Index Effective Date will not yet have occurred. Currently, we only exercise this right on certain Contracts issued in California as noted in Appendix E. If we hold your initial Purchase Payment in the Variable Option during the free look period and the requested Index Effective Date would occur during this time, we change your Index Effective Date to the next Business Day after the free look period that is not the 29th, 30th, or 31st of the month. Then, if you:
●
cancel your Contract during this time, we return the greater of Purchase Payments less withdrawals, or Contract Value. We do not assess a withdrawal charge or deduct any other Contract fees or expenses if you cancel your Contract during the free look period. If you take a withdrawal that is subject to a withdrawal charge and then cancel your Contract during the free look period, we will refund any previously deducted withdrawal charge upon cancellation.
●
do not cancel your Contract during this time, we re-allocate your Contract Value to the Index Options according to your allocation instructions on the Index Effective Date.
In the Contract, the free look provision is also called the right to examine.

4. Index Options
Overview of the Index Options
We apply positive, zero, or negative Performance Credits at the end of a Term to amounts allocated to an Index Option based, in part, on the performance of the applicable Index. An investment in an Index Option is not an investment in the Index or in any Index fund.
Some Index Options provide complete protection against negative Index Returns at the end of a Term. Other Index Options provide limited protection against negative Index Returns at the end of a Term through a Buffer or Floor. Despite the

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Buffer or Floor, you could lose a significant amount of money if the Index for such other Index Options declines in value. You may also lose a significant amount of money due to a negative Daily Adjustment if amounts are removed from such other Index Options prior to the end of a Term.
The Contract currently offers Index Options with different types of Crediting Methods, including the Index Protection Strategy with Trigger, Index Precision Strategy, Index Dual Precision Strategy, Index Guard Strategy, and Index Performance Strategy. We can add new Index Options to your Contract in the future. We can change certain features of an Index Option from one Term to the next, including the Index and the current limit on Index gains (subject to minimum guarantees). We cannot change an existing Index Option’s limit on Index losses (including a Buffer or Floor) or how it calculates Performance Credits. We reserve the right to close any Index Option to new Purchase Payments and transfers, but not for renewal upon maturity.
The Contract allows you to transfer between Index Options on Term End Dates. Additionally, you can transfer between Index Options before the Term End Date by executing a Performance Lock and an Early Reallocation. For multi-year Term Index Options, you can also transfer between Index Options before the Term End Date by executing a Performance Lock before the last year of the Term and changing your allocation instructions before the next Index Anniversary. For more information, see section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.
Information regarding the features of each currently offered Index Option, including (i) the Index’s name, (ii) a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) the Term length, (iv) the Index Option’s Crediting Methodology, (v) the current limit on Index loss, and (vi) the minimum limit on Index gain, is available in Appendix A – Investment Options Available Under the Contract.
Limits on Index Losses
Each Index Option offers a certain level of protection from negative Index Returns, which limits the amount of negative Index Return used in calculating Performance Credits for an Index Option at the end of a Term.
●
The Index Protection Strategy with Trigger Index Option offers complete (or 100%) protection from negative Index Returns. For example, if at the end of a Term, the Index Return is -25%, we will apply a 0% Performance Credit to your investment (i.e., no loss due to the negative Index Return).
●
Other Index Options include a feature, either a Buffer or Floor, that provides limited protection from negative Index Returns.
−
A Buffer is the maximum amount of negative Index Return that we absorb before applying a negative Performance Credit. For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%, we apply a Performance Credit of -15%, meaning your Contract Value allocated to that Index Option will decrease by 15% since the Term Start Date. This reflects the negative Index Return that exceeds the protection of the 10% Buffer. The Index Precision Strategy, Index Dual Precision Strategy, and Index Performance Strategy offer Index Options with Buffers.
−
A Floor, on the other hand, is the maximum amount of negative Index Return you absorb as a negative Performance Credit. We absorb any negative Index Return beyond the Floor. For example, if the Index Return is -25% and the Floor is -10%, we apply a Performance Credit of -10%, meaning your Contract Value allocated to that Index Option will decrease by 10% since the Term Start Date. This reflects the negative Index Return down to the -10% Floor. The Index Guard Strategy offers Index Options with a Floor.
−
We currently offer Index Options with 10%, 20%, and 30% Buffers, and -10% Floors.
The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options, as well as close Index Options to new Purchase Payments and transfers. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option or discontinue accepting new allocations into an Index Option. However, at least one Index Option with a Buffer no lower than 5% or Floor no lower than -25%, or an Index Option that provides complete protection from Index losses, will always be available for renewal under the Contract.
Prior to selecting an Index Option, you should evaluate the protection from negative Index Returns offered by an Index Option. See “Comparing Crediting Methods” later in this section for additional factors that you should consider when comparing Index Options. Also, see “How We Set Limits on Index Gains and Losses” below for a description of the factors that we consider when setting rates for the Index Options.
For detailed information on how we calculate Index Option Values and Performance Credits, see “Determining Index Option Values” and “Calculating Performance Credits” in section 6, Valuing Your Contract later in this prospectus.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Limits on Index Gains
Each Index Option also has an upside feature, either a Trigger Rate, Cap, and/or Participation Rate, used in the calculation of positive Performance Credits, if any, that may be credited to your investment at the end of a Term. We may limit the amount you can earn on an Index Option based on the Trigger Rate, Cap, or Participation Rate, as applicable.
●
A Trigger Rate represents the positive Performance Credit, if any, that may apply on the Term End Date. The Index Precision Strategy, Index Dual Precision Strategy, and Index Protection Strategy with Trigger offer Index Options with a Trigger Rate.
−
For the Index Precision Strategy and Index Protection Strategy with Trigger, the Trigger Rate will apply if the Index Return is positive or zero. For example, if at the end of a Term, the Index Return is 6% and the Trigger Rate is 3%, we apply a Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date.
−
For the Index Dual Precision Strategy, the Trigger Rate will apply if the Index Return is positive, zero, or to a limited extent, negative. For example, assume a Trigger Rate of 3% and a Buffer of 10%. If at the end of a Term, the Index Return is positive, zero, or negative but no lower than -10% (i.e., not in excess of the Buffer), we apply a positive Performance Credit of 3%, meaning your Contract Value allocated to that Index Option will increase by 3% since the Term Start Date. However, if the negative Index Return were lower than -10% (i.e., in excess of the Buffer), we apply a negative Performance Credit equal to the negative Index Return plus the Buffer.
●
A Cap represents the maximum positive Performance Credit, if any, applied on a Term End Date. For example, if at the end of a Term, the Index Return is 12% and the Cap is 10%, we apply a Performance Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date. The Index Guard Strategy and Index Performance Strategy offer Index Options with a Cap. Index Performance Strategy multi-year Term Index Options have both a Cap and a Participation Rate (as described below).
●
A Participation Rate is the percentage that is multiplied by a positive Index Return in calculating a positive Performance Credit, if any, subject to any applicable Cap. For example, if at the end of a Term, the Participation Rate is 100%, the Cap is 15%, and the Index Return is 12% (which is lower than the Cap), we apply a Performance Credit of 12% (i.e., 100% x 12%). However, if the Index Return were instead 20% (which is higher than the Cap), we would apply the Cap and a Performance Credit of 15%. Index Performance Strategy multi-year Term Index Options have both a Cap and a Participation Rate.
The Trigger Rate, Cap, and/or Participation Rate for an Index Option will change from Term to Term, subject to a specified guaranteed minimum that will not change for the life of that Index Option. Guaranteed minimum Trigger Rates, Caps, and/or Participation Rates vary by Index Option.
The lowest Trigger Rate, Cap, and Participation Rate that we may establish if we add a new Index Option to the Contract are 0.05%, 0.10%, and 5.00%, respectively.
The current Trigger Rates, Caps, and Participation Rates being offered for new Terms of the available Index Options can be located at the following publicly accessible website: https://www.allianzlife.com/RILAratesnf. The Trigger Rates, Caps, and Participation Rates posted on that website address are incorporated by reference into this prospectus.
Prior to selecting an Index Option, you should evaluate the Trigger Rates, Caps, and Participation Rates that we are offering. See “Comparing Crediting Methods” later in this section for additional factors that you should consider when comparing Index Options. Also, see “How We Set Limits on Index Gains and Losses” below for a description of the factors that we consider when setting rates for the Index Options.
For detailed information on how we calculate Index Option Values and Performance Credits, see “Determining Index Option Values” and “Calculating Performance Credits” in section 6, Valuing Your Contract later in this prospectus.
How We Set Limits on Index Gains and Losses
We set Trigger Rates, Caps, and Participation Rates in our discretion, subject to applicable guaranteed minimums. The rates applicable to new terms may differ for initial Terms, renewal Terms, and Early Reallocations. When setting these limits on Index gains, we consider a variety of factors, including, but not limited to:
●
Term length,
●
level of downside protection,
●
market volatility,
●
our hedging strategies and investment performance,

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
the availability of hedging instruments,
●
the amount of money available to us through Contract fees and expenses to purchase hedging instruments,
●
expenses incurred by the Company,
●
your Index Effective Date,
●
the level of interest rates,
●
utilization of Contract benefits by Owners, and
●
our profitability goals.
We also set the limits on Index losses for new Index Options (e.g., Buffers and Floors) in our discretion, but the Buffer or Floor will be no lower than 5% or -25%, respectively. When setting limits on Index losses, we consider many of the factors listed above, as well as the fact that an Index Option’s limit on Index loss will not change for the life of the Index Option.
Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on the rates we declare cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in initial Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. However, a rising interest rate environment may have the opposite effect on renewal rates and cause renewal Trigger Rates, Caps, and Participation Rates to decrease.
We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made for existing Contracts. In some instances, we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.
Terms
We currently offer Index Options with 1-year, 3-year, and 6-year Terms. Not all Term lengths are available for all types of Crediting Methods. Each Crediting Method offers 1-year Terms. The Index Dual Precision Strategy and Index Performance Strategy also offer 3-year and 6-year Terms.
Prior to selecting an Index Option, you should evaluate the various Term lengths. You should consider which Term lengths may be appropriate for you based on your liquidity needs, investment time horizon, and financial goals. Investing in Index Options with shorter Terms will provide more opportunities for Performance Credits and transferring Contract Value; however, assuming the same Index and limit on Index loss, Index Options with shorter Terms generally tend to have less potential for Index gains. Conversely, investing in Index Options with longer Terms will provide fewer opportunities for Performance Credits and transferring Contract Value; however, assuming the same Index and limit on Index loss, Index Options with longer Terms generally tend to have more potential for gain. Some of the other factors to consider include:
●
How long you intend to hold the Contract.
●
The Daily Adjustment for Index Options with Term lengths of more than 1-year (including multi-year Terms or extended Term lengths resulting from Early Reallocation) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length.
●
The risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length.
●
The Index Performance Strategy 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%.
●
For shorter Term lengths, there is more certainty in both the final Index Values and how Trigger Rates, Caps, Buffers, and Floors determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Amounts must remain in an Index Option until the end of its Term to receive a Performance Credit and to avoid a possible negative Daily Adjustment, potential withdrawal charges, and any applicable tax consequences. The Daily Adjustment applies to full or partial withdrawals taken from an Index Option before the end of a Term. The Daily Adjustment also applies if, before the Term End Date, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses. For more information, see section 7, Expenses and Adjustments – Daily Adjustment.
Maturity
We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer your Index Option Values on the upcoming Term End Date. Renewal rates could be higher or lower than your current Trigger Rates, Caps, and Participation Rates, subject to the guaranteed minimums. On each Term End Date, you have the option of remaining allocated to your current Index Options at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Index Option.
At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at https://www.allianzlife.com/RILAratesnf. If you do not review renewal rate change information when it is published or take no action to transfer to another permitted Index Option, you will remain allocated to your current Index Options and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date.
For more information regarding your availability to transfer into new Index Options, see section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers.
Indexes
The Contract currently offers Index Options using the following Indexes. For more information on the Indexes, please see Appendix B – Available Indexes. Please note that Index Values used to calculate Performance Credits are based on the Index’s closing value (for an Index that is a market index) or closing share price (for an Index that is an ETF).
The S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, and EURO STOXX 50® are all “price return indexes,” not “total return indexes,” and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.
Because Index performance for the iShares® MSCI Emerging Markets ETF is based on the ETF’s closing share price, Index performance is calculated on a “price return” basis, not a “total return” basis, and therefore does not reflect dividends paid on the securities in which the ETF invests. In addition, an ETF deducts fees and costs, which reduce Index performance. These factors will reduce the Index Return and may cause the ETF to underperform a direct investment in the ETF or the securities in which the ETF invests.
S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies.
Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies.
Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on The Nasdaq Stock Market, including companies across all major industry groups except the financial industry.
EURO STOXX 50®. The EURO STOXX 50® is comprised of the equity securities of large-capitalization companies in the Eurozone.
iShares® MSCI Emerging Markets ETF. The iShares® MSCI Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index, which is designed to measure equity market performance in the global emerging markets. The underlying index may include large-and mid-capitalization companies. iShares® MSCI Emerging Markets ETF is an exchange-traded fund. Additional information about iShares® MSCI Emerging Markets ETF is available on the SEC’s website at https://www.sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. Please note that this information is not prepared by us and may be intended for shareholders of the ETF. You will not be a shareholder of the ETF by

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

investing in an Index Option that is linked to the performance of the ETF. You may also request additional information about the ETF from our Service Center or your Financial Professional.
Index Substitutions and Additions
We may substitute a new Index for an existing Index if:
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the Index is discontinued,
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we are unable to use the Index because, for example, changes to an Index make it impractical or expensive to purchase derivative hedging instruments to hedge the Index, or we are not licensed to use the Index,
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the method of calculation of the Index Values changes substantially, resulting in significantly different Index Values and performance results. This could occur, for example, if an Index altered the types of securities tracked, or the weighting of different categories of securities, or
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we determine in our sole discretion that the substitution is necessary due to unanticipated events outside of our direct control. This might include other events similar to those listed above, other changes to the Index (such as name or ownership changes) that legally may be considered a substitution, or a breach by the Index provider of the Index intent or performance expectations.
If we add or substitute an Index, we first seek any required regulatory approval from each applicable state insurance regulator and then provide you with written notice. We also provide you with written notice if an Index changes its name. Index substitutions can occur either on a Term Start Date or during a Term. If we substitute an Index during a Term, we will combine the return of the previously available substituted Index from the Term Start Date to the substitution date with the return of the new Index from the substitution date to the Term End Date. If we substitute an Index during a Term:
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we do not change the Charge Base we use to calculate the rider fee, and
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the Buffers, Floors, Trigger Rates, Caps, and Participation Rates for the substituted Index will apply to the new Index. We do not change the Buffers, Floors, Trigger Rates, Caps, or Participation Rates that were in effect on the Term Start Date.
Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, Floor, and minimum Trigger Rate, Cap, or Participation Rate will not change.
Changes to Trigger Rates, Caps, and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums.
The selection of a substitution Index is in our discretion; however, it is anticipated that any substitute Index will be substantially similar to the Index it is replacing and we will substitute any equity Index with a broad-based equity index. In the event a suitable replacement Index is not available, after seeking any required regulatory approval, we will provide you written notice and information regarding the remaining available Index Options.
We may also close Index Options to new Purchase Payments and transfers at any time.
Index Historical Returns
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years, as well as the Index returns after applying a hypothetical 5% Cap and a hypothetical 10% Buffer. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Index Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Options, and does not reflect Contract fees and expenses, including the withdrawal charge and Daily Adjustment, which may reduce performance.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

*
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. This Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

*
This Index is an ETF. Index Values are based on the ETF’s closing share price. Index performance is calculated on a “price return” basis, not a “total return” basis, and therefore does not reflect the dividends paid on the securities in which the ETF invests. In addition, an ETF deducts fees and costs, which reduce Index performance. These factors will reduce the Index Return and may cause the Index to underperform a direct investment in the ETF or the securities in which the ETF invests.
How the Crediting Methods Work
The Index Protection Strategy with Trigger provides a Performance Credit using the “point-to-point with step-up” method of calculation. You receive a Performance Credit equal to the Trigger Rate if the Index Value on the Term End Date is equal to or greater than the Index Value on the Term Start Date, regardless of the amount of actual Index Return. If the current Index Value is less than it was on the Term Start Date, the Performance Credit is zero.
The Index Dual Precision Strategy provides a Performance Credit using the “point-to-point with step-up” method of calculation.
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You receive a Performance Credit equal to the Trigger Rate if the Index Value on the Term End Date is:
−
equal to or greater than the Index Value on the Term Start Date, regardless of the amount of actual Index Return, or
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less than the Index Value on the Term Start Date and the loss is less than or equal to the 10%, 20%, or 30% Buffer.
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We apply the Trigger Rate for the entire Term length; we do not apply the Trigger Rate annually on a 3-year or 6-year Term Index Option.
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If the Index Return is negative and extends beyond the 10%, 20%, or 30% Buffer, the negative Performance Credit is equal to the negative Index Return plus the 10%, 20%, or 30% Buffer. You participate in any losses in excess of the 10%, 20%, or 30% Buffer.
The Index Precision Strategy provides a Performance Credit using the “point-to-point with step-up” method of calculation.
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If the Index Value on the Term End Date is equal to or greater than the Index Value on the Term Start Date, regardless of the amount of actual Index Return, the Performance Credit is equal to the Trigger Rate.
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If the Index Return is negative and the loss:
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is less than or equal to the 10% Buffer, the Performance Credit is zero. We absorb any loss up to the 10% Buffer.
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extends beyond the 10% Buffer, the negative Performance Credit is equal to the negative Index Return plus the 10% Buffer. You participate in any losses in excess of the 10% Buffer.
The Index Guard Strategy provides a Performance Credit using the “point-to-point with Cap” method of calculation.
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If the Index Return is positive, the Performance Credit is equal to the Index Return up to the Cap.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

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If the Index Value on the Term End Date is equal to the Index Value on the Term Start Date, the Performance Credit is zero.
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If the Index Return is negative, the negative Performance Credit is equal to the negative Index Return down to the -10% Floor. You participate in any losses down to the -10% Floor. We absorb any negative Index Return beyond the -10% Floor.
The Index Performance Strategy provides a Performance Credit. The 1-year Term Index Options use the “point-to-point with Cap” method of calculation. The 3-year and 6-year Term Index Options use the “point-to-point with Cap and enhanced upside” method of calculation.
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If the Index Return is positive, the Performance Credit is equal to:
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the Index Return up to the Cap for a 1-year Term. If the 1-year Term is uncapped, the Performance Credit is equal to the Index Return.
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the Index Return multiplied by the Participation Rate, up to the Cap for a 3-year or 6-year Term. If the 3-year or 6-year Term is uncapped, the Performance Credit is equal to the Index Return multiplied by the Participation Rate. We apply the Participation Rate and Cap for the entire Term length; we do not apply the Participation Rate and Cap annually on a 3-year or 6-year Term.
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If the Index Value on the Term End Date is equal to the Index Value on the Term Start Date, the Performance Credit is zero.
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If the Index Return is negative and the loss:
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is less than or equal to the 10%, 20%, or 30% Buffer, the Performance Credit is zero. We absorb any loss up to the 10%, 20%, or 30% Buffer. We apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option.
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extends beyond the 10%, 20%, or 30% Buffer, the negative Performance Credit is equal to the negative Index Return plus the 10%, 20%, or 30% Buffer. You participate in any losses in excess of the 10%, 20%, or 30% Buffer.

● The Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, and Index Performance
Strategy allow negative Performance Credits. As a result, you could lose a significant amount of money in the form of negative Performance Credits if an Index declines in value. The maximum potential negative
Performance Credit is: -90% with a 10% Buffer; -80% with a 20% Buffer; -70% with a 30% Buffer; and -10%
with the Floor.

● Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term.

● If an Index Performance Strategy Index Option is “uncapped” for one Term (i.e., we do not declare a Cap for that Term) it does not mean that we will not declare a Cap for it on future Term Start Dates. On the next Term
Start Date we can declare a Cap for the next Term, or declare it to be uncapped.

Comparing Crediting Methods
The Crediting Methods have different risk and return potentials.
What is the asset protection?
Index Protection Strategy with Trigger	• Most protection. • If the Index loses value, the Performance Credit is zero. You do not receive a negative Performance Credit.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

What is the asset protection?
Index Dual Precision Strategy
• Less protection than the Index Protection Strategy with Trigger and Index Guard Strategy. Protection on the Index Dual Precision Strategy 1-year Term is equal to or greater than what is available with the
Index Precision Strategy depending on the Index Option. Offers the same protection levels as the
Index Performance Strategy.
• Buffer absorbs 10%, 20%, or 30% of loss, but you receive a negative Performance Credit for losses greater than the Buffer.
• Potential for large losses in any Term.
• More sensitive to large negative market movements because small or moderate negative market movements within the applicable 10%, 20%, or 30% Buffer result in a positive Performance Credit. In a period of extreme negative market performance, the risk of loss is greater with the Index Dual
Precision Strategy than with the Index Guard Strategy.
• In extended periods of moderate to large negative market performance, 3-year and 6-year Terms may provide less protection than the 1-year Terms because, in part, the Buffer is applied over a longer period of time.

Index Precision Strategy
• Less protection than the Index Protection Strategy with Trigger and Index Guard Strategy. Protection may be equal to or less than what is available with the Index Dual Precision Strategy and Index
Performance Strategy depending on the Index Option.
• Buffer absorbs 10% of loss, but you receive a negative Performance Credit for losses greater than
10%.
• Potential for large losses in any Term.
• More sensitive to large negative market movements because small negative market movements are absorbed by the 10% Buffer. In a period of extreme negative market performance, the risk of loss is greater with the Index Precision Strategy than with the Index Guard Strategy.

Index Guard Strategy
• Less protection than the Index Protection Strategy with Trigger, but more than Index Dual Precision
Strategy, Index Precision Strategy, and Index Performance Strategy.
• Permits a negative Performance Credit down to the -10% Floor.
• Protection from significant losses.
• More sensitive to smaller negative market movements that persist over time because the -10% Floor reduces the impact of large negative market movements.
• In an extended period of smaller negative market returns, the risk of loss is greater with the Index
Guard Strategy than with the Index Dual Precision Strategy, Index Precision Strategy, and Index
Performance Strategy.
• Provides certainty regarding the maximum loss in any Term.

Index Performance Strategy
• Less protection than the Index Protection Strategy with Trigger and Index Guard Strategy. 1-year
Term Index Options with a 10% Buffer provide the same protection as the Index Precision Strategy.
The 20% and 30% Buffers provide more protection than what is available with the Index Precision
Strategy. Offers the same protection levels as the Index Dual Precision Strategy.
• Buffer absorbs 10%, 20%, or 30% of loss depending on the Index Option you select, but you receive a negative Performance Credit for losses greater than the Buffer.
• Potential for large losses in any Term.
• More sensitive to large negative market movements because small or moderate negative market movements are absorbed by the Buffer. In a period of extreme negative market performance, the risk of loss is greater with the Index Performance Strategy than with the Index Guard Strategy.
• In extended periods of moderate to large negative market performance, 3-year and 6-year Terms may provide less protection than the 1-year Terms because, in part, the Buffer is applied over a longer period of time.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

What is the growth opportunity?
Index Protection Strategy with Trigger
• Growth opportunity limited by the Trigger Rates.
• May perform best in periods of small positive market movements relative to the other Crediting
Methods, because such small positive market movements may result in positive Performance Credits that are greater than the Index Return while also providing complete protection from any Index losses.
May have lower return potential compared to other Crediting Methods.
• These Trigger Rates will generally be less than Caps, and Index Precision Strategy's Trigger Rates.
Growth opportunity may be more or less than the Index Dual Precision Strategy depending on Trigger
Rates.

Index Dual Precision Strategy
• Growth opportunity limited by the Trigger Rates. We do not apply the Trigger Rate annually on 3-year and 6-year Term Index Options.
• May perform best in periods of small or moderate negative market movements as it provides a positive Performance Credit in these environments while other Crediting Methods do not.
• Generally, 1-year Term Index Options have less growth opportunity than the Index Precision Strategy and the 1-year Term Index Options on the Index Performance Strategy.
• Generally, 3-year and 6-year Term Index Options have less growth opportunity than the 3-year and
6-year Term Index Options on the Index Performance Strategy.
• Growth opportunity may be more or less than the Index Protection Strategy with Trigger and Index
Guard Strategy depending on Trigger Rates and Caps.

Index Precision Strategy
• Growth opportunity limited by the Trigger Rates.
• May perform best in periods of small positive market movements.
• Generally more growth opportunity than the Index Protection Strategy with Trigger and Index Dual
Precision Strategy. However, less growth opportunity than the Index Dual Precision Strategy during periods of small or moderate negative market movements.
• Growth opportunity may be more or less than the Index Guard Strategy or Index Performance
Strategy depending on Trigger Rates and Caps.

Index Guard Strategy
• Growth opportunity limited by the Caps.
• May perform best in a strong market.
• Growth opportunity that generally may be matched or exceeded only by the Index Performance
Strategy. However, growth opportunity may be more or less than the Index Dual Precision Strategy,
Index Precision Strategy, or Index Performance Strategy depending on Trigger Rates and Caps.

Index Performance Strategy
• Growth opportunity limited by the Caps and/or Participation Rates. We do not apply the Cap annually on 3-year and 6-year Term Index Options. If we do not declare a Cap for an Index Option, there is no maximum limit on the positive Index Return for that Index Option. In addition, you can receive more than the positive Index Return if the Participation Rate applies and is greater than its 100% minimum. However, the Participation Rate cannot boost Index Returns beyond a declared Cap.
• May perform best in a strong market.
• Generally, 1-year Term with 10% Buffer Index Options, 3-year Term with 10%, 20%, or 30% Buffer
Index Options, and 6-year Term with 10%, 20%, or 30% Buffer Index Options have the most growth opportunity.
• Growth opportunity for the 1-year Term with 20% or 30% Buffer may be less than the Index Dual
Precision Strategy 1-year Term, Index Precision Strategy, and Index Guard Strategy depending on
Trigger Rates and Caps.

What can change within a Crediting Method?
Index Protection Strategy with Trigger	• Renewal and Early Reallocation Trigger Rates for existing Contracts can change on each Term Start Date. – 1-year Term has a 0.10% minimum Trigger Rate.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

What can change within a Crediting Method?
Index Dual Precision Strategy
• Renewal and Early Reallocation Trigger Rates for existing Contracts can change on each Term Start
Date.
– 1-year Term with 10%, 20%, or 30% Buffer has a 0.10% minimum Trigger Rate.
– 3-year Term with 10%, 20%, or 30% Buffer has a 1% minimum Trigger Rate.
– 6-year Term with 10%, 20%, or 30% Buffer has a 3% minimum Trigger Rate.
• The 10%, 20%, and 30% Buffers for the currently available Index Options cannot change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. The minimum Buffer is 5% for a new Index Option.

Index Precision Strategy
• Renewal and Early Reallocation Trigger Rates for existing Contracts can change on each Term Start
Date.
– 1-year Term has a 0.10% minimum Trigger Rate.
• The 10% Buffers for the currently available Index Options cannot change. However, if we add a new
Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. The minimum Buffer is 5% for a new Index Option.

Index Guard Strategy
• Renewal and Early Reallocation Caps for existing Contracts can change on each Term Start Date.
– 1-year Term has a 0.10% minimum Cap.
• The -10% Floors for the currently available Index Options cannot change. However, if we add a new
Index Option to your Contract after the Issue Date, we establish the Floor for it on the date we add the
Index Option to your Contract. The minimum Floor is -25% for a new Index Option.

Index Performance Strategy
• Renewal and Early Reallocation Caps and/or Participation Rates for existing Contracts can change on each Term Start Date.
– 1-year Term with 10%, 20%, or 30% Buffer has a 0.10% minimum Cap.
– 3-year Term with 10%, 20%, or 30% Buffer has a 2% minimum Cap, and 100% minimum
Participation Rate.
– 6-year Term with 10%, 20%, or 30% Buffer has a 5% minimum Cap, and 100% minimum
Participation Rate.
• The 10%, 20%, and 30% Buffers for the currently available Index Options cannot change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. The minimum Buffer is 5% for a new Index Option.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

• For any Index Option with the Index Dual Precision Strategy, Index Precision Strategy, or Index Performance
Strategy, you participate in any negative Index Return in excess of the Buffer, which reduces your Contract Value.
For example, for a 10% Buffer we absorb the first -10% of Index Return and you could lose up to 90% of the Index
Option Value. However, for any Index Option with the Index Guard Strategy, we absorb any negative Index Return in excess of the -10% Floor, so your maximum loss is limited to -10% of the Index Option Value due to negative
Index Returns.

• Trigger Rates, Caps, and Participation Rates as set by us from time-to-time may vary substantially based on market conditions. However, in extreme market environments, it is possible that all Trigger Rates, Caps, and Participation
Rates will be reduced to their respective minimums of 0.10%, 1%, 2%, 3%, 5%, or 100% as stated in the table above.

• If your Contract is within its free look period you may be able to take advantage of any increase in initial Trigger
Rates, Caps, and/or Participation Rates by cancelling your Contract and purchasing a new Contract.

• If the initial Trigger Rates, Caps, and/or Participation Rates available on the Index Effective Date are not acceptable you have the following options:
– Cancel your Contract if you are still within the free look period. If you took a withdrawal that was subject to a withdrawal charge, we will refund any previously deducted withdrawal charge upon a free look cancellation.

– Request to extend your Index Effective Date if you have not reached your first Quarterly Contract Anniversary.
– If the free look period has expired, request a full withdrawal and receive the Cash Value. This withdrawal is subject to withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. If this occurs on or before the Index Effective Date, the Daily Adjustment does not apply. If this occurs after the Index Effective Date, you are subject to the Daily Adjustment.

• Trigger Rates, Caps, and Participation Rates can be different from Index Option to Index Option. For example,
Caps for the Index Performance Strategy 1-year Terms can be different between the S&P 500® Index and the
Nasdaq-100® Index; and Caps for the S&P 500® Index can be different between 1-year, 3-year, and 6-year Terms on the Index Performance Strategy, and between the 1-year Terms for the Index Guard Strategy and Index Performance
Strategy. Initial, renewal, and Early Reallocation rates may also be different from Contract-to-Contract. For example, assume that on August 3, 2023 we set Caps for the Index Performance Strategy 1-year Term with 10% Buffer using the S&P 500® Index as follows:

– 13% initial rate and 12% Early Reallocation rate for new Contracts issued in 2023,
– 14% renewal rate and 14% Early Reallocation rate for existing Contracts issued in 2022, and
– 12% renewal rate and 13% Early Reallocation rate for existing Contracts issued in 2021.
Bar Chart Examples of Crediting Method Performance
The following examples illustrate how we calculate and apply Performance Credits under each Index Crediting Method assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals are taken.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

5. The Variable Option’s Underlying Fund
Information regarding the AZL Government Money Market Fund, including its (i) investment objective, (ii) investment adviser and subadviser, (iii) current expenses, and (iv) performance is available in Appendix A – Investment Options Available Under the Contract. The Fund has issued a prospectus that contains more detailed information about the Fund. You should read the prospectus for the Fund carefully before investing. The Fund’s prospectus and other information can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, by sending an email request to contact.us@allianzlife.com, or by contacting your Financial Professional. We send you the current copy of the Fund’s prospectus when we issue the Contract.
There are potential risks associated with the Fund and its investment strategies. Depending on market conditions, you can gain or lose value by investing in the Variable Option. In the future, we may add, eliminate or substitute underlying funds to the extent permitted by the federal securities laws and, when required, the SEC.
Currently, the Fund is not a publicly available mutual fund. It is available only through variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. The Fund’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The Fund’s name, investment objectives and policies may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Fund’s investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar portfolios’ investment results will be comparable even though the Fund has the same name, investment advisers, objectives, and policies.
The Fund pays 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Fund’s advisers, distributors and/or affiliates for administrative services and benefits we provide to the Fund. The compensation amount usually is based on the aggregate assets in the Fund attributable to contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any underlying fund or affiliate thereof in any variable annuity contract we offer is 0.25% annually.
Allianz Investment Management LLC, the Fund’s investment adviser, is affiliated with us through common ownership.
Substitution and Limitation on Holdings
We may substitute another underlying fund for the Fund for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval (if required) and providing you notice. A new or substitute underlying fund may have different fees and expenses. We may limit the amount of additional Purchase Payments that may be held in the Variable Option if marketing, tax, or investment considerations warrant, or for any reason in our sole discretion. We may also close the Variable Option. However, we will always offer a variable investment option under the Contract. The Fund may discontinue offering its shares in the future.
Excessive Trading and Market Timing
Currently, the Contract does not offer any variable investment options to which you can allocate money. As such, and given the design of the Contract, we do not believe there to be a risk of excessive trading and market timing. However, if we were to offer multiple variable investment options in the future, they would be subject to the following provisions.

We discourage and do not accommodate frequent transfers. We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of a variable investment option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following:
●
Dilution of the interests of long-term investors in a variable investment option, if market timers or others transfer into a variable investment option at prices that are below their true value, or transfer out at prices above their true value.
●
An adverse effect on portfolio management, such as causing an underlying fund to maintain a higher level of cash or causing an underlying fund to liquidate investments prematurely.
●
Increased brokerage and administrative expenses for an underlying fund.
We attempt to protect our Owners against potentially disruptive trading through our Excessive Trading and Market Timing policies and procedures. Under these policies and procedures, we may modify your transfer privileges for some or all of the variable investment options as follows:
●
Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
●
Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
●
Require a minimum time period between each transfer into or out of the same variable investment option. Our current Excessive Trading and Market Timing policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the Variable Option when available in your Contract or any automatic transfers made under any of our programs or Contract features. Round trips are transfers into and back out of the same variable investment option, or transfers out of and back into the same variable investment option.
●
Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
Limit the dollar amount of any single Purchase Payment or transfer request to a variable investment option.
●
Prohibit transfers into specific variable investment options.
●
Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an underlying fund may be unable to invest effectively in accordance with its investment objectives and policies. This could occur, for example, where frequent or rapid trading causes the investment adviser to hold an excess of uninvested cash to meet redemption requests, or to sell investment positions to fund redemptions, thereby affecting underlying fund returns. Similarly, rapid or frequent trading may cause an underlying fund to incur excessive transaction fees, which also could affect performance.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. If the disruptive trading affects only a single variable investment option, we may prohibit transfers into or Purchase Payment allocations to that variable investment option. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the Variable Option, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
●
Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
●
Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the underlying funds are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the underlying funds may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an underlying fund’s shares are subject to acceptance by that underlying fund’s manager. We reserve the right to reject, without prior notice, any variable investment option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of variable investment options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Underlying funds may add or change policies designed to restrict market timing activities. For example, underlying funds may impose restrictions on transfers between underlying funds in an affiliated group if the investment adviser to one or more of the underlying funds determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an underlying fund may impose a short-term trading fee on purchases and sales within a specified period. You should review the underlying funds’ prospectuses regarding any applicable

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of underlying fund restrictions and actions taken by the underlying funds’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Voting Privileges
We legally own the Fund shares held in the Separate Account. However, when the Fund holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners. We determine your voting interest based on the dollar value of the Fund shares attributable to your Contract. We calculate this based on the number and value of accumulation units for your Contract on the record date. We count fractional units. You will receive proxy materials and a voting instruction form.

6. Valuing Your Contract
Your Contract Value is the total of the Variable Account Value and all Index Option Values.
Variable Account Value increases when….	Variable Account Value decreases when….
• we hold assets in the Variable Option on an interim basis
before transferring them to your selected Index Option(s), or due to a Contract Value increase associated with the death of a Determining Life, or
• there is positive Fund performance

• you take assets out of the Variable Option by withdrawal,
• we transfer assets held in the Variable Option on an interim basis to your selected Index Option(s) according to allocation instructions,
• there is negative Fund performance, or
• we deduct Contract fees and expenses

Contract fees and expenses we deduct from the Variable Option include the rider fee, contract maintenance charge, and withdrawal charge as described in section 7, Expenses and Adjustments.
The Variable Option does not provide any protection against loss of principal. You can lose principal and previous earnings for Purchase Payments held in the Variable Option. These losses can be significant.
Index Option Values increase when….	Index Option Values decrease when….
• you add assets to an Index Option by Purchase Payment,
make allocation instruction changes that transfer Contract
Value, or request an Early Reallocation into the Index Option,
• we transfer assets held in the Variable Option on an interim basis to your selected Index Option according to allocation
instructions, or
• you receive a positive Performance Credit or Daily Adjustment

• you take assets out of an Index Option by withdrawal, make allocation instruction changes that transfer Contract Value, or request an Early Reallocation out of the Index Option,
• you receive a negative Performance Credit or Daily
Adjustment, or
• we deduct Contract fees and expenses

Contract fees and expenses we deduct from the Index Options include the rider fee, contract maintenance charge, and withdrawal charge as described in section 7, Expenses and Adjustments.
We apply transfers of Contract Value and Purchase Payments to the Index Options on the Index Effective Date and Index Anniversaries. We apply Performance Credits to the Index Options on the Term End Dates. Contract expenses are deducted at different times during the Index Year as stated in section 7, Expenses and Adjustments. The Daily Adjustment applies on any Business Day other than the Term Start Date or the Term End Date.
Performance Credits are subject to the applicable Buffer, Floor, Trigger Rate, Cap, and/or Participation Rate. Positive Performance Credits are not guaranteed. Performance Credits can be negative after application of the 10%, 20%, or 30% Buffer for any Index Option with the Index Dual Precision Strategy, Index Precision Strategy, or Index

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Performance Strategy; or negative down to the -10% Floor for any Index Option with the Index Guard Strategy. A negative Performance Credit means that you can lose principal and previous earnings. These losses can be significant.
We require that the Contract Value after a partial withdrawal must be at least $2,000.* We treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to RMD payments under our minimum distribution program.
Determining Variable Account Value
The Separate Account holds Purchase Payments held in the Variable Option before we transfer them to the Index Options. The Variable Option is a subaccount of the Separate Account and is the only variable investment option under the Contract. The Variable Option invests exclusively in the shares of the AZL Government Money Market Fund. Contract Value held in the Variable Option will vary based on the investment experience of the AZL Government Money Market Fund. As a result, there is a risk of loss of the entire amount invested in the Variable Option.
We convert amounts allocated to the Variable Option into subaccount accumulation units. The daily value of a unit in the Variable Option (accumulation unit value) is based, in part, on the daily net asset value of the Fund. The Fund’s net asset value reflects the performance of the Fund’s portfolio and the deduction of the Fund’s operating expenses. The accumulation unit value also reflects the deduction of certain charges under the Contract, as described below. The accumulation unit value for the Variable Option is typically determined at the end of each Business Day. Purchase Payments received by us before the end of a Business Day will be priced based on the accumulation unit value calculated at the end of that Business Day. Any such Purchase Payments received by us at or after the end of a Business Day will be priced based on the accumulation unit value calculated at the end of the next Business Day.
We calculate your Variable Account Value at the end of each Business Day by multiplying the number of accumulation units attributable to your Contract by the accumulation unit value for that Business Day.
On the Issue Date, the number of accumulation units attributable to your Contract is equal to the amount allocated to the Variable Option divided by its accumulation unit value. At the end of each Business Day, the number of subaccount accumulation units:
●
increases when:
−
we hold assets in the Variable Option on an interim basis before transferring them to your selected Index Option(s), or due to a Contract Value increase associated with the death of a Determining Life; and
●
decreases when:
−
you remove assets from the Variable Option by taking a withdrawal, or
−
we transfer assets held in the Variable Option on an interim basis to your selected Index Option(s) according to allocation instructions, or we deduct Contract fees and expenses.
We arbitrarily set the initial accumulation unit value for the Variable Option. At the end of each Business Day, we determine the new accumulation unit value for the Variable Option by multiplying the prior Business Day’s accumulation unit value by the Fund’s percentage change in price (which is the change in net asset value) since the prior Business Day. The percentage change in price includes the Fund’s market performance.
Example
●
We receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
●
When the New York Stock Exchange closes on that Business Day, we determine that the accumulation unit value is $13.25 for the Variable Option.
●
We then divide $3,000 by $13.25 and credit your Contract that night with 226.415094 subaccount accumulation units for the Variable Option.
Determining Index Option Values
We calculate an Index Option Value for each Index Option at the end of each Business Day. Generally, the Index Option Value on any Business Day other than the Term Start Date or the Term End Date is equal to the Index Option Base plus any applicable Daily Adjustment. The Daily Adjustment can be positive, zero, or negative and is discussed in section 7, Expenses and Adjustments - Daily Adjustment.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

On the first Term Start Date, both the Index Option Value and the Index Option Base for each of your selected Index Options are initially equal to the amount of:
●
any Purchase Payment received that day which you allocated to that Index Option, and
●
any Contract Value transferred into that Index Option.
At the end of each subsequent Business Day for each selected Index Option, we first either apply:
●
the Daily Adjustment if this is not the Term End Date, or
●
a Performance Credit if this is the Term End Date.
We calculate Performance Credits as described under “Calculating Performance Credits” in this section and apply them as follows:
●
We multiply each Index Option Base by its Performance Credit and add this amount to its Index Option Base.
●
Then we set each Index Option Value equal to its new Index Option Base.
Lastly, we increase and/or decrease each Index Option Base and Index Option Value for additional Purchase Payments, transfers, partial withdrawals you take, and deductions we make for Contract fees and expenses.
●
Additional Purchase Payments received on the Term End Date and allocated to this Index Option, and transfers of Variable Account Value or Index Option Value into this Index Option, increase these values by the dollar amount allocated or transferred.
●
Transfers out of this Index Option reduce these values by the dollar amount removed from the Index Option.
●
Partial withdrawals you take, and deductions we make for Contract fees and expenses reduce these values by the dollar amount withdrawn from the Index Option.
−
We deduct partial withdrawals you take, and deductions we make for Contract fees and expenses from the Index Options proportionately based on the percentage of Contract Value in each Index Option using values determined at the end of the Business Day before we process the withdrawal or deduct the Contract expense.
−
We then reduce each Index Option Base by the same percentage that the amount withdrawn reduced its associated Index Option Value. The reduction to the Index Option Base may be greater than the value withdrawn or otherwise deducted from the Index Option Value.
Example
●
Your Contract Value is $100,000 and you selected two Index Options. The first Index Option has an Index Option Value of $75,000 and an Index Option Base of $72,000. The second Index Option has an Index Option Value of $25,000 and an Index Option Base of $22,000. You take a $10,000 partial withdrawal (including any withdrawal charge).
●
This partial withdrawal reduces your Index Option Value by the percentage of Contract Value in each Index Option (Index Option Value ÷ Contract Value).
−
For the first Index Option this percentage is 75% ($75,000 ÷ $100,000) and the $10,000 partial withdrawal reduces this value by $7,500 ($10,000 x 75%). For the second Index Option this percentage is 25% ($25,000 ÷ $100,000) and the $10,000 partial withdrawal reduces this value by $2,500 ($10,000 x 25%).
●
We then reduce each Index Option Base by the same percentage that the amount withdrawn reduced its associated Index Option Value (amount withdrawn from Index Option Value ÷ Index Option Value).
−
For the first Index Option this percentage is 10% ($7,500 ÷ $75,000) and the $10,000 partial withdrawal reduces this value by $7,200 ($72,000 x 10%). For the second Index Option this percentage is also 10% ($2,500 ÷ $25,000) and the $10,000 partial withdrawal reduces this value by $2,200 ($22,000 x 10%).
●
Deductions we make for Contract fees and expenses also reduce these values proportionately in the same way as a partial withdrawal.

	First Index Option		Second Index Option
	Index Option Value	Index Option Base	Index Option Value	Index Option Base
Prior to partial withdrawal	$ 75,000	$ 72,000	$ 25,000	$ 22,000
$10,000 partial withdrawal	– $7,500	– $7,200	– $2,500	– $2,200
After partial withdrawal	$ 67,500	$ 64,800	$ 22,500	$ 19,800

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

● Amounts removed from the Index Options during the Term for partial withdrawals you take and deductions we make for Contract fees and expenses do not receive a Performance Credit on the Term End Date. However, the remaining amount in the Index Options is eligible for a Performance Credit on the Term End Date.

● You cannot specify from which Index Option or the Variable Option we deduct Contract fees and expenses; we deduct Contract fees and expenses from each Index Option and the Variable Option proportionately based on its percentage of Contract Value.

Calculating Performance Credits
We base Performance Credits on Index Values and Index Returns. We measure Index Values on the Term Start Date and Term End Date using the Index’s price at the end of the Business Day as provided by Bloomberg or another market source if Bloomberg is not available. If the Term Start Date or Term End Date is a non-Business Day we use the next Business Day’s Index price. If you select the EURO STOXX 50®, we determine Index Returns without any exchange rate adjustment. Because we calculate Index Returns only on Term End Dates, the Index Return does not necessarily reflect the highest or lowest Index Values that occurred during the Term.
Crediting Method and Term Length	If Index Value is less than it was on the Term Start Date (i.e., Index Return is negative):	If Index Value is equal to or greater than it was on the Term Start Date (i.e., Index Return is zero or positive):
Index Protection Strategy with Trigger 1-year Term	Performance Credit is zero.	Performance Credit is equal to the Trigger Rate set on the Term Start Date.
Index Dual Precision Strategy 1-year Term
Performance Credit is equal to the Trigger Rate if the
negative Index Return is less than or equal to the
10%, 20%, or 30% Buffer. However, if the negative
Index Return is greater than the 10%, 20%, or 30%
Buffer you receive a Performance Credit equal to the
negative Index Return in excess of the applicable
Buffer.
Assume you select a 1-year Term Index Option with
10% Buffer. If the Index Return for the year is…
• -8%, the Performance Credit is equal to the Trigger
Rate set on the Term Start Date.
• -12%, the Performance Credit is -2%.
Instead assume you select a 1-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is equal to the
Trigger Rate set on the Term Start Date.
• -24%, the Performance Credit is -4%.
Instead assume you select a 1-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is equal to the
Trigger Rate set on the Term Start Date.
• -36%, the Performance Credit is -6%.
Performance Credit is equal to the Trigger Rate set on the Term Start Date.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Crediting Method and Term Length	If Index Value is less than it was on the Term Start Date (i.e., Index Return is negative):	If Index Value is equal to or greater than it was on the Term Start Date (i.e., Index Return is zero or positive):
Index Dual Precision Strategy 3-year Term
Performance Credit is equal to the Trigger Rate if the
negative Index Return is less than or equal to the
10%, 20%, or 30% Buffer. However, if the negative
Index Return is greater than the 10%, 20%, or 30%
Buffer you receive a Performance Credit equal to the
negative Index Return in excess of the applicable
Buffer.
Assume you select a 3-year Term Index Option with
10% Buffer. If the Index Return for the Term is…
• -8%, the Performance Credit is equal to the Trigger
Rate set on the Term Start Date.
• -12%, the Performance Credit is -2%.
Instead assume you select a 3-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is equal to the
Trigger Rate set on the Term Start Date.
• -24%, the Performance Credit is -4%.
Instead assume you select a 3-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is equal to the
Trigger Rate set on the Term Start Date.
• -36%, the Performance Credit is -6%.
Performance Credit is equal to the Trigger Rate set on the Term Start Date.
Index Dual Precision Strategy 6-year Term
Performance Credit is equal to the Trigger Rate if the
negative Index Return is less than or equal to the
10%, 20%, or 30% Buffer. However, if the negative
Index Return is greater than the 10%, 20%, or 30%
Buffer you receive a Performance Credit equal to the
negative Index Return in excess of the applicable
Buffer.
Assume you select a 6-year Term Index Option with
10% Buffer. If the Index Return for the Term is…
• -8%, the Performance Credit is equal to the Trigger
Rate set on the Term Start Date.
• -12%, the Performance Credit is -2%.
Instead assume you select a 6-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is equal to the
Trigger Rate set on the Term Start Date.
• -24%, the Performance Credit is -4%.
Instead assume you select a 6-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is equal to the
Trigger Rate set on the Term Start Date.
• -36%, the Performance Credit is -6%.
Performance Credit is equal to the Trigger Rate set on the Term Start Date.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Crediting Method and Term Length	If Index Value is less than it was on the Term Start Date (i.e., Index Return is negative):	If Index Value is equal to or greater than it was on the Term Start Date (i.e., Index Return is zero or positive):
Index Precision Strategy 1-year Term	Performance Credit is equal to the negative Index Return in excess of the 10% Buffer. If the Index Return is… • -8%, the Performance Credit is zero. • -12%, the Performance Credit is -2%.	Performance Credit is equal to the Trigger Rate set on the Term Start Date.
Index Guard Strategy 1-year Term	Performance Credit is equal to the negative Index Return subject to the -10% Floor. If the Index Return is… • -8%, the Performance Credit is -8%. • -12%, the Performance Credit is -10%.
Performance Credit is equal to the Index Return up
to the Cap set on the Term Start Date.
Assume the Cap is 8%. If the Index Return is…
• 0%, the Performance Credit is zero.
• 6%, the Performance Credit is 6%.
• 12%, the Performance Credit is 8%.

Index Performance Strategy 1-year Term
Performance Credit is equal to the negative Index
Return in excess of the 10%, 20%, or 30% Buffer.
Assume you select a 1-year Term Index Option with
10% Buffer. If the Index Return for the year is…
• -8%, the Performance Credit is zero.
• -12%, the Performance Credit is -2%.
Instead assume you select a 1-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is 0%.
• -24%, the Performance Credit is -4%.
Instead assume you select a 1-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is 0%.
• -36%, the Performance Credit is -6%.

Performance Credit is equal to the Index Return up
to any Cap set on the Term Start Date.
Assume the Cap for the 1-year Term is 8%. If the
Index Return for the year is…
• 0%, the Performance Credit is zero.
• 6%, the Performance Credit is 6%.
• 12%, the Performance Credit is 8%. If instead the
1-year Term is uncapped, the Performance
Credit is 12%.

Index Performance Strategy 3-year Term
Performance Credit is equal to the negative Index
Return in excess of the 10%, 20%, or 30% Buffer.
Assume you select a 3-year Term Index Option with
10% Buffer. If the Index Return for the Term is…
• -19%, the Performance Credit is -9%.
• -24%, the Performance Credit is -14%.
Instead assume you select a 3-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is 0%.
• -24%, the Performance Credit is -4%.
Instead assume you select a 3-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is 0%.
• -36%, the Performance Credit is -6%.

Performance Credit is equal to the Index Return
multiplied by the Participation Rate, up to any Cap
set on the Term Start Date.
Assume the Participation Rate is 100% and the Cap
is 80%. If the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 65%.
• 90%, the Performance Credit is 80%.
If instead the Participation Rate is 110% and the
3-year Term is uncapped, and the Index Return for
the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Crediting Method and Term Length	If Index Value is less than it was on the Term Start Date (i.e., Index Return is negative):	If Index Value is equal to or greater than it was on the Term Start Date (i.e., Index Return is zero or positive):
Index Performance Strategy 6-year Term
Performance Credit is equal to the negative Index
Return in excess of the 10%, 20%, or 30% Buffer.
Assume you select a 6-year Term Index Option with
10% Buffer. If the Index Return for the Term is…
• -19%, the Performance Credit is -9%.
• -24%, the Performance Credit is -14%.
Instead assume you select a 6-year Term Index
Option with 20% Buffer, and the Index Return for
the Term is…
• -19%, the Performance Credit is 0%.
• -24%, the Performance Credit is -4%.
Instead assume you select a 6-year Term Index
Option with 30% Buffer, and the Index Return for
the Term is…
• -29%, the Performance Credit is 0%.
• -36%, the Performance Credit is -6%.

Performance Credit is equal to the Index Return
multiplied by the Participation Rate, up to any Cap
set on the Term Start Date.
Assume the Participation Rate is 100% and the Cap
is 85%. If the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 65%.
• 90%, the Performance Credit is 85%.
If instead the Participation Rate is 110% and the
6-year Term is uncapped, and the Index Return for
the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.

Performance Locks and Early Reallocations
We must receive a Performance Lock request in Good Order before the end of the current Business Day to lock an Index Option on that day. Otherwise, the Lock Date will occur on the next Business Day that your request is in Good Order. We do not allow Performance Locks to occur on Term End Dates. For requests submitted in writing, we do not consider the request to be received until it arrives at our Service Center.
You (or your Financial Professional, if authorized) can request a Performance Lock based on targets you set. You can set upper and/or lower targets for each Index Option each Term. Setting a target close to the current Index Option Value return (or close to the Daily Adjustment once Contract Value is reduced to zero) may cause a Performance Lock to occur very quickly. You can change or cancel targets at any time before we execute a Performance Lock. Each Index Option’s targets automatically expire on the earlier of the Lock Date, or the last Business Day before the Term End Date. By setting targets you are authorizing us to automatically execute a Performance Lock at the end of the Business Day on the Lock Date upon which the target is reached.
A Performance Lock can be executed once each Term for each Index Option. We will not execute a Performance Lock on the Index Protection Strategy with Trigger Index Options if the Daily Adjustment on the applicable date is zero. A Performance Lock applies to the total Index Option Value in an Index Option, and not just a portion of that Index Option Value. We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This “locked” Index Option Value may be more or less than the “unlocked” Index Option Value that is available for your review on the Lock Date because the unlocked Index Option Value was determined at the end of the prior Business Day. After the Lock Date, the Index Option Value stays in the locked Index Option for the remainder of the Index Year unless you execute an Early Reallocation (if available to you). If you decide to execute an Early Reallocation, you can execute a Performance Lock and then, at the earliest, execute an Early Reallocation on the same Business Day. When executing both the Performance Lock and Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option. Daily Adjustments do not apply to a locked Index Option for the remainder of the Term and the locked Index Option Value will not receive a Performance Credit on the Term End Date. For example, assume you selected one Index Option and your Index Option Value available for review in your account today is $20,326. If before the end of the Business Day you request a Performance Lock, today is your Lock Date. If your Index Option Value at the end of the Business Day is $20,250, you will lock in this $20,250 and it will not change until the next Index Anniversary if you do not execute an Early Reallocation. However, if you take a partial withdrawal or when we deduct a Contract fee or expense, we deduct these amounts proportionately from the Index Option Values, which will decrease any locked Index Option Value. On the next Index Anniversary that occurs on or immediately after the Lock Date, all locked Index Options will be unlocked, we will transfer the locked Index Option Value according to your

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

instructions, and Daily Adjustments will again apply for the new Term. If you do not provide us with transfer instructions, the Index Option Value will remain in the same Index Option with a new Term Start Date subject to the renewal Trigger Rate, Cap, and Participation Rate for the new Term.
A Performance Lock can help eliminate doubt about future Index performance and possibly limit the impact of a negative Performance Credit you would otherwise receive on an Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy Index Option. Because we transfer assets out of a locked Index Option on the Index Anniversary that occurs on or immediately after the Lock Date, executing a Performance Lock can also allow you to transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date if you execute the lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. If the Index Anniversary occurs on a non-Business Day, the Performance Lock must be executed before the end of the prior Business Day in order to transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date. Executing an Early Reallocation on a locked Index Option can also allow you to transfer assets out of an Index Option before the Term End Date. The disadvantage of executing a Performance Lock is that the Performance Credit you otherwise would have received by not executing a Performance Lock could have been greater than the locked Daily Adjustment and you will not participate in that difference. In addition, if you execute a Performance Lock on an Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy Index Option, you may receive less than the full protection of the Buffer or Floor that you would have received if you waited for us to apply the Performance Credit on the Term End Date.
You can also transfer assets out of a locked Index Option by requesting an Early Reallocation. Executing an Early Reallocation will result in the remainder of the Index Year, from the date you execute the Early Reallocation, being added to the Term length. For example, assume you are allocated to a 1-year Term Index Option and eight months into the Term you execute a Performance Lock. If at the end of the Term’s tenth month you execute an Early Reallocation and choose a new 1-Year Term Index Option, we add the remaining two months of the Index Year to the new 1-year Term Index Option, making the new Term length 14 months.
Please note that executing an Early Reallocation will not change your allocation instructions. If you want to change your allocation instructions when you request an Early Reallocation, you must submit separate requests for both changes.
Early Reallocation Restrictions
●
We do not accept Early Reallocation requests within 14 calendar days before an Index Anniversary.
●
You are limited to twelve Early Reallocation requests each Index Year, but each request can involve multiple locked Index Options.
After you exercise a Performance Lock, the Index Option Value stays in the locked Index Option for the remainder of the Index Year unless you execute an Early Reallocation (if available to you) from this locked Index Option. However, after executing a Performance Lock, you can execute an Early Reallocation as early as the same Business Day. When executing both the Performance Lock and the Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option.
After you reach the Early Reallocation request limit in an Index Year, any locked Index Options will remain locked until the next Index Anniversary. These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values.
For example, assume your Early Reallocation limit is twelve, your Index Anniversary occurs on January 1st, and by June 15th you executed ten separate Performance Locks and Early Reallocations, and have five Index Options currently locked. You could submit an Early Reallocation request on July 17th for one Index Option, and a second request on August 14th for two more Index Options. However, after August 14th we will not accept any additional Early Reallocation requests for the remainder of the Index Year, so the remaining two locked Index Options will stay locked until the next Index Anniversary. Although you are unable to execute an Early Reallocation for the remainder of the Index Year because you executed twelve Early Reallocations in that Index Year, you can continue to execute Performance Locks on any unlocked Index Options.
Example – Early Reallocation Transfers Out of a Locked Index Option
●
Assume your current allocation is 100% to a 1-year Term Index Option with a Term Start Date of August 1, 2024, and Term End Date of August 1, 2025.
●
If you do not request a Performance Lock or Early Reallocation, and make no change to your allocation instructions, you will begin a new Term in this Index Option on August 1, 2025, at the renewal rate available at that time.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
Assume in the second Term you execute a Performance Lock on September 1, 2025, and an Early Reallocation to the same Index Option on October 31, 2025, at the Early Reallocation rate available at that time. Your new Term Start Date is the date we execute the Early Reallocation (October 31, 2025), and the Term End Date is August 1, 2027. The new Term length is 21 months and 1 day.
−
Note that with an Early Reallocation, your Term Start Date can occur on the 29th, 30th, or 31st of the month, unlike Index Effective Dates which cannot occur on those days.

We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early
Reallocation or the optimal time for doing so. We will not warn you if you execute a Performance Lock or Early
Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.

7. Expenses and Adjustments
Contract fees and expenses reduce your investment return and are described here in detail. We set the Contract fees and expenses on the Issue Date and they cannot change.
Optional Benefit Additional Rider Fee
Maximum Anniversary Value Death Benefit
If you have the Maximum Anniversary Value Death Benefit, we deduct an additional 0.20% rider fee from your Contract Value. The rider fee is an annualized rate that we calculate and accrue daily as a percentage of the Charge Base and deduct quarterly during the Accumulation Phase while your benefit is in effect as follows.
Issue Date	Non-Quarterly Contract Anniversaries	Quarterly Contract Anniversaries*
• The Charge Base is equal to your initial Purchase Payment. • We begin calculating and accruing the daily rider fee, on the day after the Issue Date.
• First we calculate and accrue the daily rider fee,
using the Charge Base. If this is a non-Business
Day we use the Charge Base from the end of the
prior Business Day.
• Then if this is a Business Day we
increase/decrease the Charge Base as follows.
– If we receive an additional Purchase
Payment, we increase the Charge Base by
the dollar amount we receive.
– If you take a partial withdrawal, or we deduct
Contract fees and expenses other than the
withdrawal charge, we decrease the Charge
Base by the percentage of Contract Value
withdrawn (including any withdrawal charge).
All withdrawals you take reduce the Charge
Base, even Penalty-Free Withdrawals.

• First we process all daily transactions and
determine your Contract Value. Daily
transactions include any gains/losses due to AZL
Government Money Market Fund performance or
application of any Daily Adjustment (or
Performance Credit if this is also the Term End
Date), any additional Purchase Payment, any
partial withdrawals you take, and deductions we
make for other Contract fees and expenses
(including deduction of the accrued daily
rider fee for the prior quarter). All partial
withdrawals you take reduce the Charge Base,
even Penalty-Free Withdrawals.
– We deduct the accrued rider fee for the prior
quarter on a dollar for dollar basis from the
Contract Value, and proportionately from each
Investment Option.
• Then we set the Charge Base equal to this
Contract Value and we calculate and accrue the
next quarter’s daily rider fee using the newly set
Charge Base on the next day.
* Or the next Business Day if the Quarterly Contract
Anniversary is a non-Business Day.

Example: Contract Value is $125,000; Charge
Base is $127,000; a $10,000 partial
withdrawal (including any withdrawal charge)
would decrease the Charge Base by $10,160.
[($10,000 ÷ $125,000) x $127,000]
Any increase/decrease to the Charge Base
will increase/decrease the daily rider fee we
calculate and accrue on the next day.

Examples of how we calculate the rider fee are included in Appendix D.
We no longer assess the 0.20% additional rider fee once we receive either the first Valid Claim from any one Beneficiary, or due proof of a Determining Life’s death if you and the Determining Life are different individuals and the Determining Life predeceases you. We deduct the final accrued additional rider fee before calculating the death benefit. If you take a

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

full withdrawal or annuitize the Contract, we deduct the final accrued rider fee before processing the withdrawal or calculating Annuity Payments. The additional rider fee compensates us for the risks we assume under the Maximum Anniversary Value Death Benefit.
● When calculating the Maximum Anniversary Value, we deduct all Contract fees and expenses on the Index
Anniversary (including the accrued rider fee if this is also a Quarterly Contract Anniversary) before we capture any annual investment gains. However, we do not treat the deduction of the accrued rider fee as a withdrawal when calculating the Maximum Anniversary Value (see section 11).

● If on a Quarterly Contract Anniversary (or the next Business Day if the Quarterly Contract Anniversary is a non-Business Day) the Contract Value is less than the accrued rider fee, we deduct your total remaining Contract
Value to cover the accrued rider fee and reduce your Contract Value to zero.

Contract Maintenance Charge (Administrative Expenses)
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
●
During the Accumulation Phase, if the Contract Value is at least $100,000 on the Contract Anniversary.
●
During the Accumulation Phase, if you take a full withdrawal of the Cash Value and the Contract Value is at least $100,000 at the end of the last Business Day before the withdrawal.
●
During the Annuity Phase if the Contract Value on the last Business Day before the Annuity Date is at least $100,000.
●
When paying death benefits.
During the Accumulation Phase, we deduct the contract maintenance charge:
●
on a dollar for dollar basis from the Contract Value on the Contract Anniversary (or the next Business Day if the Contract Anniversary is a non-Business Day), and
●
we deduct it proportionately from each Investment Option.
If you take a full withdrawal from your Contract (other than on a Contract Anniversary) and do not qualify for the waiver of this charge, we deduct the full contract maintenance charge from the Cash Value. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing your Guaranteed Death Benefit Value. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment (e.g., if you request semi-annual Annuity Payments we deduct 50% of the contract maintenance charge from each Annuity Payment).
Withdrawal Charge
You can take withdrawals during the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payments withdrawn (excluding any Penalty-Free Withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract fees and expenses. For withdrawals that are subject to a withdrawal charge, to pay your requested withdrawal amount, we deduct more than the amount you request and apply a withdrawal charge to the Purchase Payments deducted. Please see #3 in the following example.
We do not assess a withdrawal charge on Penalty-Free Withdrawals or amounts we deduct to pay Contract fees and expenses, other than the withdrawal charge.
Calculating a Withdrawal Charge	Example
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
You make an initial Purchase Payment of $55,000 and make
another Purchase Payment in the first month of the second
Contract Year of $45,000. In the third month of the third
Contract Year, your Contract Value is $110,000 and you
request a $70,000 withdrawal. We withdraw money and
compute the withdrawal charge as follows.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Calculating a Withdrawal Charge			Example
1. First, we withdraw from Purchase Payments that we have had for six or more complete years, which is your Contract’s
withdrawal charge period. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis dollar for dollar.
1. Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2. Amounts available as a Penalty-Free Withdrawal. This includes partial withdrawals you take during the Accumulation Phase
under the free withdrawal privilege or waiver of withdrawal
charge benefit, and RMD payments you take under our
minimum distribution program. Penalty-Free Withdrawals are
not subject to a withdrawal charge, and they do not reduce the
Withdrawal Charge Basis.

2. Amounts available as a Penalty-Free Withdrawal. You did
not take any other withdrawals this year, so the entire free withdrawal privilege (10% of your total Purchase Payments,
or $10,000) is available to you without incurring a withdrawal charge.

3. Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis
may help reduce the total withdrawal charge because the
charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable
withdrawal charge percentage and then totaling the charges.
These withdrawals reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase
Payment withdrawn is as follows.

3. Purchase Payments within the withdrawal charge period
on a FIFO basis. The total amount we withdraw from the
first Purchase Payment is $55,000, which is subject to a 7%
withdrawal charge, and you receive $51,150. We determine
this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the
amount you receive, or:
$55,000 x 0.93 = $51,150
The total amount we withdraw from the second Purchase
Payment is $9,620, which is subject to an 8% withdrawal
charge, and you receive $8,850. We determine this amount
as follows:
(amount withdrawn) x (1 – withdrawal charge) = the
amount you receive, or:
$9,620 x 0.92 = $8,850

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Contracts issued on or before April 30, 2024	Contracts issued on or after May 1, 2024
0 1 2 3 4 5 6 years or more	8.5% 8% 7% 6% 5% 4% 0%	8% 8% 7% 6% 5% 4% 0%
4. Finally, we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
4. Contract earnings. We already withdrew your requested
amount, so this does not apply.
In total, we withdrew $74,620 from your Contract, of
which you received $70,000 and paid a withdrawal
charge of $4,620. We also reduced the 1st Purchase
Payment from $55,000 to $0, and your 2nd Purchase
Payment from $45,000 to $35,380 ($45,000 – $9,620).
Please note that this example may differ from your
actual results due to rounding.

Upon a full withdrawal, we first deduct any final rider fee and contract maintenance charge from your Contract Value before we calculate the withdrawal charge. We then deduct any applicable withdrawal charge from the total remaining Contract Value and send you the remaining amount. For a partial withdrawal, we pay you the amount you requested and

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

deduct this amount and any withdrawal charge from the total Contract Value. We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option. If a partial withdrawal occurs on a day that we also deduct the rider fee and/or contract maintenance charge, we deduct these fees and expenses before we calculate and deduct the partial withdrawal and any withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchases Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.
● Upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within the withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your
Withdrawal Charge Basis:

– prior Penalty-Free Withdrawals,
– deductions we make for Contract fees and expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
● Withdrawals are subject to ordinary income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. The amount of Contract Value available for withdrawal is also affected by the Daily Adjustment (which can be negative) unless taken on a Term End Date. If you have Index Options with different Term End Dates, there may be no time you can take a withdrawal without application of at least one
Daily Adjustment.

● For tax purposes, and in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
Daily Adjustment
The Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. Its purpose is to provide investors an interim Index Option Value upon which withdrawals or other transactions subject to the Daily Adjustment can occur in between a Term Start Date and Term End Date. The Variable Option is not subject to the Daily Adjustment. If, before the Term End Date, you take a full or partial withdrawal, you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or when we deduct Contract fees and expenses, we calculate the Index Option Value by applying the Daily Adjustment.
The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine RMD payments, Charge Base, and contract maintenance charge. The Daily Adjustment can be positive, zero, or negative. However, the Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative.
We calculate the Daily Adjustment for a given Business Day before we deduct any Contract fees or expenses or process any partial withdrawal on that Business Day, including Penalty-Free Withdrawals. The Daily Adjustment does not change the Contract fee or expense deducted, or the withdrawal amount; it only changes the Index Option Value from which we deduct the Contract fee or expense, or withdrawal. The Index Option Value reflects the Daily Adjustment on every Business Day other than the Term Start Date or Term End Date. You can review your Index Option Values, which include the Daily Adjustment, in your account on our website. Please note that the values available for review are calculated as of the close of the prior Business Day and may differ from the values you receive.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

The Daily Adjustment approximates the Index Option Value that will be available on the Term End Date. It is the estimated present value of the future Performance Credit that we will apply on the Term End Date. The Daily Adjustment primarily takes into account:
(i)
any Index gains during the Term subject to the applicable Trigger Rate, Cap, and/or Participation Rate,
(ii)
for the Index Dual Precision Strategy, any Index losses less than or equal to the 10%, 20%, or 30% Buffer,
(iii)
either any Index losses greater than the 10%, 20%, or 30% Buffer, or Index losses down to the -10% Floor (not applicable to the Index Protection Strategy with Trigger), and
(iv)
the number of days until the Term End Date.
The Daily Adjustment does this by using the hypothetical value of a Proxy Investment (Proxy Value) each Business Day, other than the Term Start Date or Term End Date, based on the formulas described in Appendix C. The Proxy Investment provides a current estimated present value of what the Performance Credit will be on the Term End Date taking into account the applicable Buffer, Floor, Trigger Rate, Cap, and/or Participation Rate. The Daily Adjustment is not the actual Index return on the day of the calculation, and the estimated present value Performance Credit is not guaranteed. Therefore, the Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer; or -10% Floor. Following is the maximum potential loss associated with the Daily Adjustment.
	Index Protection Strategy with Trigger	Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy	Index Guard Strategy
Daily Adjustment Maximum Potential Loss	0%	99%	35%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)
Such losses will be greater if the amount withdrawn is also subject to a withdrawal charge, or is a deduction of Contract fees and expenses.
A withdrawal taken during the Term may not receive the full benefit of the Buffer or Floor because the Daily Adjustment takes into account what may potentially happen between the withdrawal date and the Term End Date. All other factors being equal, even if the current Index return during the Term is greater than the Trigger Rate or Cap, the Daily Adjustment will usually be lower than the Cap or Trigger Rate. For the Index Protection Strategy with Trigger and Index Precision Strategy, even if the current Index return during the Term is greater than or equal to zero, the Daily Adjustment will usually be lower than the Trigger Rate. For the Index Dual Precision Strategy, even if the Index return during the Term is positive, zero, or negative and within the applicable Buffer, the Daily Adjustment will usually be lower than the Trigger Rate. This is because there is a possibility that the Index return could decrease before the Term End Date. Similarly, even though a negative Index return may be within the 10%, 20%, or 30% Buffer for the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy, you still may receive a negative Daily Adjustment because there is a possibility that the Index Return could decrease before the Term End Date. The Daily Adjustment for Index Options with a Term length of more than 1 year may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length. The Index Performance Strategy 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. Finally, a negative Index return for the Index Guard Strategy may result in you receiving a Daily Adjustment lower than the -10% Floor, because the Daily Adjustment reflects the present value of the Floor and you will not receive the full benefit of the -10% Floor until the Term End Date. A negative Daily Adjustment may cause you to realize loss of principal and previous earnings.
The Daily Adjustment’s risks (including the impact on Contract Value used to determine Contract fees and expenses) are discussed in more detail in Principal Risks of Investing In the Contract – Risk of Negative Returns. The specific details of the Daily Adjustment formula are included in Appendix C and the SAI. The SAI also includes examples illustrating the Daily Adjustment calculation.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Fund Expenses
Charges deducted from and expenses paid out of the assets of the Fund are described in the Fund’s prospectus.
These expenses reduce the Fund’s performance and, therefore, negatively affect your Contract Value and any payments based on Contract Value.
Commissions Paid to Dealers
We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments. Financial Professionals and their managers may also be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with our principal underwriter, Allianz Life Financial Services, LLC. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.

8. Access to Your Money
Your Contract Value is available under the following circumstances:
●
by taking a withdrawal (including withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; and, for Qualified Contracts only, RMD payments under our minimum distribution program);
●
by taking Annuity Payments; or
●
when we pay a death benefit.
You can take withdrawals during the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $100.* The Contract Value after a partial withdrawal (including any withdrawal charge) must be at least $2,000.* Any partial withdrawal that reduces the Contract Value below this minimum will be treated as a full withdrawal of the Cash Value. A full withdrawal will cause the Contract and all of its benefits to end.
*
Does not apply to RMD payments under our minimum distribution program.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option. The Index Option Value from which a partial withdrawal is deducted during a Term will include any applicable Daily Adjustment.
A partial or full withdrawal is subject to a withdrawal charge if taken within six years of your last Purchase Payment, and, if taken on a day other than a Term End Date, we will apply the Daily Adjustment to the Index Option Values (which may be negative for the Index Dual Precision Strategy, Index Precision Strategy, Index Guard Strategy, and Index Performance Strategy) before deducting the withdrawal. A partial withdrawal is not subject to any Contract fees or expenses other than the withdrawal charge, but on a full withdrawal we do deduct any final rider fee and contract maintenance charge. Partial withdrawals (including any withdrawal charge) reduce Contract Value and Cash Value dollar for dollar, and reduce the Guaranteed Death Benefit Value proportionately. The reduction to Contract Value also reduces the following which are based on Contract Value: the likelihood of receiving increases to the Maximum Anniversary Value if the Maximum Anniversary Value Death Benefit is selected, and RMD payments. A full withdrawal of the Cash Value will end the Contract and all its benefits.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

See the Fee Tables and section 7, Expenses and Adjustments for a discussion of the Contract fees and expenses.
We pay withdrawals promptly, but in no event later than seven days after receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
● Withdrawals are subject to a withdrawal charge, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. The amount of Contract Value available for withdrawal may also be affected by the Daily Adjustment (which can be negative).

● Joint Owners: We send each Joint Owner a check for half of the withdrawal amount and we tax report to each Joint
Owner individually. Tax reporting to each Joint Owner individually can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner may be subject to the 10% additional federal tax.

● We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals
(including a full withdrawal), or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Variable Option until the Fund is liquidated.

Free Withdrawal Privilege
Each Contract Year during the Accumulation Phase, you can withdraw up to 10% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available to you in the next Contract Year. Withdrawals from Purchase Payments that are outside the six-year withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. RMD payments you take under our minimum distribution program and withdrawals under the waiver of withdrawal charge benefit are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
Example
Assume your initial Purchase Payment 10 years ago was $100,000, and you made a second $90,000 Purchase Payment 3 years ago. You take an RMD payment of $1,500 and withdraw $150,000 when the Contract Value is $275,000. The RMD payment is not subject to a withdrawal charge, but reduces the amount available under the free withdrawal privilege to $17,500 (10% x $190,000 total Purchase Payments = $19,000 - $1,500 RMD payment). After the RMD payment, $117,500 is available to you without a withdrawal charge: the initial $100,000 Purchase Payment that is beyond the 6-year withdrawal charge period, and $17,500 remaining free withdrawal privilege. The remaining $32,500 of your requested withdrawal would be subject to a 7% withdrawal charge.
The free withdrawal privilege is not available upon a full withdrawal.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. If you have an Inherited IRA Contract or Inherited Roth IRA Contract, we generally require you to participate in the minimum distribution program when you purchase this Contract. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Code for a Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We apply the Daily Adjustment to the Index Option Values if RMD payments are deducted on days other than a Term End Date. This contract may not be appropriate if you intend to take RMD payments from an Index Option on days other than a Term End Date. You should consult your tax adviser before purchasing a Qualified Contract subject to RMD payments.
We can make payments to you monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. We do not allow you to aggregate RMD payments between this Contract and other qualified contracts that you own for purposes of this program. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before payments begin.
We reserve the right to discontinue or modify the minimum distribution program subject to the requirements of law.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

● You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.
● The minimum distribution program is not available if you have a Qualified Contract purchased through a qualified plan.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, you can take withdrawals and we waive the withdrawal charge if you:
●
begin confinement after the first Contract Anniversary in an eligible facility (a hospital, nursing facility, or assisted living facility) for at least 90 days in a 120-day period, or
●
are unable to perform at least two of six activities of daily living (ADLs) for at least 90 continuous days. ADLs include bathing, dressing, toileting, continence, eating, and transferring (moving into or out of a bed, chair, or wheelchair).
We must receive proof of staying in an eligible facility or ADL eligibility before we waive the withdrawal charge. We require additional proof of qualification for this benefit annually. For ADL eligibility we may require, at our expense, an examination or tests by a physician of our choice. This waiver is not available if on the Issue Date you were confined to an eligible facility or were unable to perform all six of the ADLs. We base this benefit on the Annuitant for non-individually owned Contracts. Withdrawals under this benefit reduce the free withdrawal privilege amount during the Contract Year. We apply the Daily Adjustment to the Index Options if withdrawals under this benefit are deducted on days other than the Term End Date.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals for more than seven days after receipt of your request in Good Order at our Service Center, for any period when:
●
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●
trading on the New York Stock Exchange is restricted;
●
an emergency (as determined by the SEC) exists as a result of which disposal of Fund shares by the Separate Account, or disposal of securities owned by the Fund, is not reasonably practicable, or it is not reasonably practical for the Separate Account or the Fund to determine the value of their net assets; or
●
during any other period when the SEC, by order, so permits for the protection of Owners.

9. The Annuity Phase
Annuity Payments offer a guaranteed income stream with certain tax advantages. They are designed for Owners who do not anticipate needing immediate access to Contract Value to meet their short-term income needs.
Regular periodic fixed Annuity Payments are available under this Contract. The Payee receives the Annuity Payments. You receive tax reporting on the payments, regardless of whether you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we recalculate the Annuity Payments based on the correct age or gender.
After annuitization, you will not be able to make partial or full withdrawals of Contract Value. Prior to annuitization, you can take a full withdrawal and receive your Cash Value. If you take a full withdrawal on any day other than a Term Start Date or Term End Date, we apply the Daily Adjustment to the Index Option Values before we deduct the final Contract fees and expenses.
Calculating Your Annuity Payments
We base the level of Annuity Payments on the following:
●
The Contract Value less the final rider fee (if applicable) on the Annuity Date.
●
The age of the Annuitant and any joint Annuitant on the Annuity Date.
●
The gender of the Annuitant and any joint Annuitant (where permitted).
●
The Annuity Option you select.
●
Your Contract’s interest rate (or current rates, if higher) and mortality table.
For any Index Option for which the Annuity Date is not a Term End Date, Contract Value reflects the Daily Adjustment. We guarantee the dollar amount of Annuity Payments and this amount remains fixed and does not change during the entire annuity payment option period you selected, except as provided under Annuity Option G. We deduct the contract

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

maintenance charge proportionately from each Annuity Payment (e.g., if you request semi-annual Annuity Payments, we deduct 50% of the contract maintenance charge from each Annuity Payment). However, if your Contract Value on the last Business Day before the Annuity Date is at least $100,000, we waive the contract maintenance charge during the Annuity Phase.
Annuity Payment Options
You can choose one of the Annuity Options described below. After Annuity Payments begin, you cannot change the Annuity Option, or transfer or withdraw Contract Value.
Option A - Guaranteed Period. We make Annuity Payments for a guaranteed period of ten years.
Option B - Life. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option C - Life with Guaranteed Period. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the guaranteed period, Annuity Payments will continue until the end of the guaranteed period. The guaranteed period must be either five or ten years.
Option F - Joint and Survivor. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option G - Joint and 2/3 Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at 2/3 of the original amount. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Under Annuity Options B, F and G, if all Annuitants die on or after the Annuity Date and before we send the first Annuity Payment, we will cancel Annuity Payments and, upon receipt of a Valid Claim, we will pay the Contract Value determined on the Annuity Date to the surviving individual Owner, or the Beneficiary(ies) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Options A and C, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
We currently offer monthly, quarterly, semi-annual, or annual Annuity Payments. Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 10-year guaranteed period are less than payout rates for a 5-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
● If you do not choose an Annuity Option before the Annuity Date, we make Annuity Payments to the Payee under Annuity Option C with ten years of guaranteed monthly payments.
● For Owners younger than age 59 1∕2, Annuity Payments may be subject to a 10% additional federal tax.
● For a Qualified Contract, the Annuity Payments generally must end no later than ten years after the Owner's death. However, in certain situations, payments may need to end earlier.
When Annuity Payments Begin
Annuity Payments must begin by the maximum Annuity Date stated in your Contract, which is the Index Anniversary that occurs on or immediately after the Annuitant reaches either age 90 or age 100 depending on the requirements of the Financial Professional from which you purchased your Contract. An earlier Annuity Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for an earlier Annuity Date after the Issue Date, but any such request is subject to applicable law and our approval. Your Annuity Date must occur on an Index Anniversary. The earliest available Annuity Date is the second Index Anniversary.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

● If your selected payment frequency results in Annuity Payments that are less than $100, we will update your payment frequency to either meet or exceed this amount.
● If Annuity Payments under all available frequencies would be less than $100, we reserve the right to require you to take a full withdrawal and your Contract will then terminate. We do not assess a withdrawal charge on this full withdrawal.

● If on the maximum Annuity Date your Contract Value is greater than zero, you must annuitize the Contract.
We notify you of your available options in writing 60 days in advance. If on your maximum Annuity Date you have not selected an Annuity Option, we make payments under Annuity Option C with ten years of guaranteed monthly payments. Upon annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

10. Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Upon a full withdrawal, we may assess a
withdrawal charge against amounts previously
withdrawn under the free withdrawal privilege.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59 1∕2.

Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the required minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you are confined for care, or are unable to perform at least two out of six activities of daily living (ADLs).
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Anniversary, be for at least 90 days in a 120-day
period, and requires proof of stay. We require
additional proof of qualification for this benefit
annually.
• Inability to perform two ADLs must be for at least
90 continuous days and may require an exam or
tests by a physician.
• Not available on the Issue Date if any Owner was
confined to an eligible facility, or unable to perform
all six ADLs.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.
• State variations may apply.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
Examples of the death benefit provided by the
Traditional Death Benefit, and how withdrawals
impact this benefit, are included in section 11, Death
Benefit.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 11, Death Benefit.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock and Early Reallocations
Performance Lock allows you to capture the current
Index Option Value during the Term for an Index
Option. Performance Lock can help eliminate doubt
about future Index performance and possibly limit the
impact of negative performance. Early Reallocation
allows you to transfer out of a locked Index Option
on days other than an Index Anniversary, or a Term
End Date.
A Performance Lock example is included in section
6, Valuing Your Contract — Performance Locks and
Early Reallocations.

• Available during the Accumulation Phase.
•  Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when the Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
•  Early Reallocation requests are not accepted
within 14 calendar days before an Index
Anniversary.
• You are limited to twelve Early Reallocation
requests each Index Year.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date unless you
execute an Early Reallocation.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or Early Reallocation or the
optimal time for doing so.
• We will not warn you if you execute a
Performance Lock or Early Reallocation at a
sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock or Early Reallocation.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Provides a death benefit equal to the greater of
the Contract Value, or Guaranteed Death Benefit
Value. The Guaranteed Death Benefit Value is
the Maximum Anniversary Value.
Examples of the death benefit provided by the
Maximum Anniversary Value Death Benefit,
including calculation of the Maximum
Anniversary Value and how withdrawals impact
this benefit, are included in section 11, Death
Benefit.
0.20% (as a percentage of the Charge Base)
• Must be age 75 or younger to elect.
• Can only be added to a Contract at issue.
• Replaces the Traditional Death Benefit if
elected.
• Benefit cannot be removed from the Contract.
• Only available during the Accumulation Phase.
• Withdrawals, including any negative Daily
Adjustment, may significantly reduce the
benefit as indicated in section 11, Death
Benefit..
• Withdrawals reduce the likelihood of lock in.
• Restrictions on Purchase Payments may limit
the benefit.
• Annuitizing the Contract will end the benefit.

11. Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Contract provides the Traditional Death Benefit, the standard death benefit, for no additional charge. If available, you can instead select the optional Maximum Anniversary Value Death Benefit at Contract issue for an additional rider fee if all Owners and the Annuitant are age 75 or younger. The Maximum Anniversary Value Death Benefit can only be added to a Contract at issue. The Maximum Anniversary Value Death Benefit cannot be less than the Traditional Death Benefit, but they may be equal. Please discuss this benefit’s appropriateness with your Financial Professional. The death benefit is the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit.
The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. If a Beneficiary dies before you or the Designated Life, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate, or if the Owner is a non-individual, to the Owner. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, each Beneficiary receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Index Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. If there is Variable Account Value in the Variable Option on the date of death, it remains there until the next Index Anniversary. If an Index Anniversary occurs before we receive a Valid Claim, we will transfer that Beneficiary’s portion of the Variable Account Value to the Index Options based on the allocation instructions that were in effect on the date of death.
From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary, we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

On the first death of a Determining Life during the Accumulation Phase, if your selected death benefit is in effect, your Beneficiary(ies) will receive the greater of the Contract Value or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is either total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge) if you select the Traditional Death Benefit, or the Maximum Anniversary Value if you select the Maximum Anniversary Value Death Benefit. For example, assume total Purchase Payments are $90,000, you take no withdrawals, the highest Contract Value on any Index Anniversary (the Maximum Anniversary Value) is $105,000, and the current Contract Value is $100,000. The death benefit for the Traditional Death Benefit is the $100,000 Contract Value, and for the Maximum Anniversary Value Death Benefit it is the $105,000 Maximum Anniversary Value.
If the date we are determining the death benefit is not the Term End Date, the Contract Value reflects the Daily Adjustment. Withdrawals you take reduce your Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. All withdrawals you take reduce the Guaranteed Death Benefit Value and Contract Value, even Penalty-Free Withdrawals. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. Deductions for Contract fees and expenses will, however, decrease the Contract Value by the dollar amount withdrawn and reduce the likelihood of receiving increases to the Maximum Anniversary Value. In addition, because the death benefit is the greater of Contract Value, or the Guaranteed Death Benefit Value, deductions we make for Contract fees and expenses may reduce the death benefit available to your Beneficiaries.
Examples of the impact of withdrawals from the Contract on the death benefit are included below in this section.
Maximum Anniversary Value
The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. At the end of each Business Day, we adjust the Maximum Anniversary Value as follows.
●
We increase it by the dollar amount of any additional Purchase Payments.
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We reduce it by the percentage of any Contract Value you withdraw (including any withdrawal charge).
If the Index Effective Date occurs after the Issue Date, the Maximum Anniversary Value on the Index Effective Date is calculated in the same way as on an Index Anniversary.
On each Index Anniversary before the end date (or on the next Business Day if the Index Anniversary is not on a Business Day) the Maximum Anniversary Value is equal to the greater of:
●
its current value after processing any additional Purchase Payments, or withdrawals you take (including any withdrawal charge), or
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the Contract Value determined at the end of the Business Day after we process all daily transactions including Performance Credits, any additional Purchase Payments, withdrawals you take including any withdrawal charges, and deductions we make for other Contract fees and expenses. Contract Value reflects the Daily Adjustment for an Index Option for which this anniversary is not a Term End Date. Negative Index Option performance, withdrawals you take, and deductions we make for Contract fees or expenses decrease the Contract Value and may reduce the likelihood of receiving increases to the Maximum Anniversary Value.
On and after the end date, we no longer make this comparison and we no longer capture any annual investment gains in the Maximum Anniversary Value.
The end date occurs on the earliest of:
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the older Determining Life’s 91st birthday, or
●
the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
Example of the Maximum Anniversary Value
	Contract Value	Maximum Anniversary Value
Issue Date	$ 100,000	$ 100,000
1st Index Anniversary	$110,000	$110,000
2nd Index Anniversary	$95,000	$110,000
3rd Index Anniversary	$ 105,000	$110,000
4th Index Anniversary	$ 120,000	$ 120,000

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On the Issue Date the Maximum Anniversary Value is equal to the initial Purchase Payment of $100,000.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
On the 1st Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $110,000.
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On the 2nd and 3rd Index Anniversaries the Contract Value is less than the Maximum Anniversary Value, so we neither increase nor decrease the Maximum Anniversary Value. The Maximum Anniversary Value will stay at $110,000 until the Contract Value on an Index Anniversary is greater than this amount or you make an additional Purchase Payment (either of which will increase the Maximum Anniversary Value), or you take a withdrawal (which will decrease the Maximum Anniversary Value).
●
On the 4th Index Anniversary the Contract Value is greater than the Maximum Anniversary Value, so the Maximum Anniversary Value increases to equal the Contract Value of $120,000.
Withdrawal Example
These calculations show the effects of taking a withdrawal on the Contract Value and available Guaranteed Death Benefit Value. Withdrawals (including any withdrawal charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce the available Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn.
The following example assumes the Contract was purchased on or after May 1, 2024. The example assumes a withdrawal of $5,000 once per year on days that are not Term End Dates starting when the Contract Value is $100,000, the Guaranteed Death Benefit Value under the Traditional Death Benefit is $90,000, and the Guaranteed Death Benefit Value under the Maximum Anniversary Value Death Benefit is $105,000. The first withdrawal assumes that there is no amount remaining under the free withdrawal privilege for that year, so that withdrawal is subject to an 8% withdrawal charge. Subsequent withdrawals are all taken under the free withdrawal privilege. All fractional numbers in these examples have been rounded up to the next whole number. All Contract Value figures reflect the Daily Adjustment.
Withdrawal	Contract Value	Guaranteed Death Benefit Value for a Contract with the Traditional Death Benefit	Guaranteed Death Benefit Value for a Contract with the Maximum Anniversary Value Death Benefit
Prior to 1st year’s withdrawal	$ 100,000	$ 90,000	$ 105,000
$5,000 withdrawal (subject to an 8%
withdrawal charge)	– [$5,000 ÷ (1 – 8%)]	– [($5,435 ÷ 100,000) x 90,000]	– [($5,435 ÷ 100,000) x 105,000]
Amount withdrawn	= - $5,435	= - $4,892	= - $5,707
After 1st year’s withdrawal	$ 94,565	$ 85,108	$ 99,293

Prior to 2nd year’s withdrawal	$ 97,000	$ 85,108	$ 99,293
$5,000 withdrawal (not subject to a
withdrawal charge)	- $5,000	– [($5,000 ÷ 97,000) x 85,108]	– [($5,000 ÷ 97,000) x 99,293]
Amount withdrawn	= - $5,000	= - $4,388	= - $5,119
After 2nd year’s withdrawal	$ 92,000	$ 80,720	$ 94,174

Prior to 3rd year’s withdrawal	$ 80,000	$ 80,720	$ 94,174
$5,000 withdrawal (not subject to a
withdrawal charge)	- $5,000	– [($5,000 ÷ 80,000) x 80,720]	– [($5,000 ÷ 80,000) x 94,174]
Amount withdrawn	= - $5,000	= - $5,045	= - $5,886
After 3rd year’s withdrawal	$ 75,000	$ 75,675	$ 88,288
The death benefit is the greater of the Contract Value, or the Guaranteed Death Benefit Value, so the death benefit would be:
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$94,565 Contract Value under the Traditional Death Benefit, or the $99,293 Guaranteed Death Benefit Value under the Maximum Anniversary Value Death Benefit after the first withdrawal.
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$92,000 Contract Value under the Traditional Death Benefit, or the $94,174 Guaranteed Death Benefit Value under the Maximum Anniversary Value Death Benefit after the second withdrawal.
●
$75,675 Guaranteed Death Benefit Value under the Traditional Death Benefit, or the $88,288 Guaranteed Death Benefit Value under the Maximum Anniversary Value Death Benefit after the third withdrawal.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

What Happens Upon Death?
If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die within 120 hours of each other, we determine the Guaranteed Death Benefit Value at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the:
●
Guaranteed Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or
●
Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
In this instance, if the Beneficiary:
−
is a surviving spouse and chooses to continue the Contract;
−
selects death benefit payment Option B; or
−
selects death benefit payment Option C and takes payment over a period not extending beyond the Beneficiary’s life expectancy;
we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater when we receive a Valid Claim.
If you and the Determining Life (Lives) are different individuals and do not die within 120 hours of each other, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
●
If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(ies), but we may increase the Contract Value if the Traditional Death Benefit or Maximum Anniversary Value Death Benefit are still in effect. At the end of the Business Day we receive due proof of a Determining Life’s death, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater, and your selected death benefit ends.
●
Upon your death, your Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
Upon the death of a Determining Life, if we increase the Contract Value to equal the Guaranteed Death Benefit Value, we allocate this increase to the Variable Option. On the next Index Anniversary we transfer the Variable Account Value to the Index Options according to the allocation instructions.
The Traditional Death Benefit and Maximum Anniversary Value Death Benefit end upon the earliest of the following:
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The Business Day before the Annuity Date.
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The Business Day that the Guaranteed Death Benefit Value and Contract Value are both zero.
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Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individual, or if you and the Determining Life (Lives) are different individuals and die within 120 hours of each other.
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Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die within 120 hours of each other.
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Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
●
The Business Day the Contract ends.

We base the Guaranteed Death Benefit Value on the first death of a Determining Life (or Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract:

● the Guaranteed Death Benefit Value is no longer available, and
● if you selected the Maximum Anniversary Value Death Benefit, we no longer assess its 0.20% rider fee.
Also, if you and the Determining Life (Lives) are different individuals and you die first, the Guaranteed Death Benefit Value is not available to your Beneficiary(ies).
Death of the Owner and/or Annuitant
The SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different phases of the Contract.
Death Benefit Payment Options During the Accumulation Phase
Each Beneficiary must select one of the death benefit payment options listed below.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA, or Inherited Roth IRA (i.e., spousal continuation is not available to a successor beneficiary - the spouse of the original Beneficiary). For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased through a qualified plan and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater and available, and your selected death benefit ends. If the surviving spouse continues the Contract:
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he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;
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he or she is subject to any remaining withdrawal charge period; and
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upon the surviving spouse’s death, their Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.
Death Benefit Payment Options
The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 12, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual).
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Index Options.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options A, B, or C. If you take the death benefit as Annuity Payments, we do not require that the Annuity Date occur on an Index Anniversary. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Index Options.
Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Code.

12. Taxes
This section provides a summary explanation of the tax ramifications of purchasing a Contract. We do not provide tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified. Generally, any taxable distribution is subject to income taxes at ordinary income tax rates (instead of capital gains rates).
You can purchase either a Qualified Contract or a Non-Qualified Contract.  If you do not purchase one of the various types of Qualified Contracts described in this section, the Contract is referred to as a Non-Qualified Contract.
This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
Qualified Contracts
If you purchase the Contract as an IRA, Roth IRA, SEP IRA, Inherited IRA, Inherited Roth IRA, or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to certain restrictions under the Code, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it appropriate for an IRA or qualified retirement plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
We may issue the following types of Qualified Contracts to an individual. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earliest of the establishment of the IRA, or their purchase.
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IRA (traditional IRA). Section 408 of the Code permits eligible individuals to fund IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. Contributions must be made in cash. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over on a tax-deferred basis into an IRA.
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Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash. The limit on the amount contributed to a Roth IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over (conversion) into a Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
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SEP IRA. Employers may establish SEP IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
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Inherited IRA and Inherited Roth IRA. The Code permits beneficiaries of investments that were issued under qualified retirement plans or IRAs to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA or Inherited Roth IRA). If you purchase this Contract as a transfer from another carrier, you will become the Owner of the new Inherited IRA or Inherited Roth IRA Contract. The ownership of this Contract will also reflect the name of the deceased previous owner. Once an Inherited IRA or Inherited Roth IRA is established, no further Purchase Payments can be made. We may choose not to allow this Contact to be purchased as an Inherited IRA or Inherited Roth IRA.
We may issue the following type of Qualified Contract to a qualified retirement plan.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

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Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is purchased for a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory, plan administrator, or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the plan administrator instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of holding an annuity within a plan.  Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some retirement plans that are funded on a periodic basis. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants, and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
Summary of Individuals and Entities That Can Own a Qualified Contract
Currently, we offer the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can own the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
SEP IRA	Must have the same individual as Owner and Annuitant.
Inherited IRA and Inherited Roth IRA	Must have the same individual as Owner and Annuitant. The deceased owner of the previously held tax-qualified arrangement will also be listed in the titling of the Contract.
Non-Qualified Contracts
You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code.  There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Non-Qualified Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and any Contract earnings may be taxable every year.
Taxation of Withdrawals
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
Section 72 of the Code governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until a distribution occurs, either in the form of withdrawals or as Annuity Payments.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis, which means the withdrawal is fully taxable, except for qualified distributions from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made.
For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). The withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
Distributions from a Roth IRA are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1∕2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to taxation. Please be aware that each Roth IRA conversion has its own five year holding period requirement for purposes of determining if the 10% additional federal tax described below applies.
10% Additional Federal Tax
Withdrawals (whether partial or full) and Annuity Payments taken before age 59 1∕2 are subject to a 10% additional federal tax unless an exception applies. The exceptions are different for Qualified Contracts and Non-Qualified Contracts, and are also different for IRAs and qualified plans. If the Contract is jointly owned, we send each Joint Owner a check for half of the withdrawal amount and we tax report to each Joint Owner individually. Tax reporting to each Joint Owner individually can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner may be subject to the 10% additional federal tax.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Exceptions to the 10% Additional Federal Tax for Qualified Contracts
1)
distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1∕2;
2)
distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)
distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)
distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)
distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)
distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)
distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)
distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist or national guardsman called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
12)
distributions that are corrective distributions (and associated earnings) of excess contributions, excess aggregate contributions and excess deferrals, made timely;
13)
distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000);
14)
distributions that are qualified disaster recovery distributions;
15)
distributions due to having a terminal illness;
16)
distributions that are emergency personal expense distributions up to $1,000; and
17)
distributions that are eligible distributions as a domestic abuse victim, not to exceed the lesser of $10,000 or 50% of the IRA or qualified plan vested benefit value.
With respect to (13) through (17) above, a qualified birth or adoption distribution, a qualified disaster recovery distribution, a terminal illness distribution, an emergency personal expense distribution and an eligible distribution as a domestic abuse victim may each be repaid any time within the 3-year period from the date the distribution was received in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments may also result in a modification of the payments. You should obtain competent tax advice before you take any partial withdrawals or make additional Purchase Payments.
Exceptions to the 10% Additional Federal Tax for Non-Qualified Contracts
1)
paid on or after you reach age 59 1∕2;
2)
paid after you die;
3)
paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)
paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)
paid as annuity payments under an immediate annuity; or
6)
that come from Purchase Payments made before August 14, 1982.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Non-Qualified Annuity Medicare Tax
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) This tax does not apply to distributions from Qualified Contracts. Please consult a tax adviser for more information.
RMDs From Qualified Contracts
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime.
For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which the RMD age is reached. The RMD age is:
●
if date of birth is on or before June 30, 1949, age 70.5;
●
if date of birth is on and after July 1, 1949, and before January 1, 1951, age 72;
●
if date of birth is on and after January 1, 1951, and before January 1, 1960, age 73; and
●
if date of birth is on and after January 1, 1960, age 75.
Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach the age noted for IRAs above or retire.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 25% excise tax is imposed as to the amount not distributed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations impose diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend to manage all available Index Options, and we intend that all available underlying funds be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among any available variable investment options, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Taxation of Annuity Payments
For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. The exclusion ratio is a calculation that causes a portion of each Annuity Payment to be non-taxable, based upon the percentage of your Contract Value that is from Purchase Payments. We determine the exclusion ratio for Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each Annuity Payment that is excluded from income by multiplying the Annuity Payment by the exclusion ratio. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the amounts excluded from income equal the investment in the Contract) are fully taxable.
Generally, Annuity Payments from Qualified Contracts are fully taxable unless you have separately tracked and reported any after-tax contributions that you have made. Annuity Payments that are qualified distributions from Roth IRAs are federal income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent advice about the tax consequences of any distributions.
Distributions Upon the Owner’s Death (or Annuitant’s Death If the Owner Is a Non-Individual)
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years after the Owner’s date of death.
These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.
However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Upon death of an Owner of a Qualified Contract, the payment options described below are available to Beneficiaries of Owners who die on or after January 1, 2020. The rules discussed below reference IRA Contracts, but similar rules also apply to qualified retirement plans. With some exceptions, IRA Beneficiaries must receive their entire death benefit by December 31 following the tenth anniversary of the IRA Owner’s death.
The payment options for IRA Beneficiaries differ depending on several factors, including whether a Beneficiary is an Eligible Designated Beneficiary (EDB). An EDB includes any Beneficiary of the deceased IRA Owner who at time of death is: 1) the surviving spouse, 2) an individual not more than ten years younger than the IRA Owner, 3) a minor child of the IRA Owner, 4) a chronically ill individual, or 5) disabled individual. EDB status is determined at the IRA Owner’s death.
If you are an EDB, then you can begin RMD payments based on your single life expectancy (“stretch payments”) in the year following the deceased Owner’s death. You must begin to receive these RMD payments by December 31 of the year

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

following the deceased Owner’s death (but see the exception for a spouse Beneficiary below). If you are an EDB that elected to receive payments over your life expectancy, once you die, then your beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of your death. Your beneficiary must in certain circumstances continue stretch payments during this 10-year period.
For a minor child Beneficiary, the payments based on life expectancy may continue only until the minor child reaches the age of majority (age 21). The minor child Beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of reaching the age of majority, with RMD payments required during this period.
If you were the spouse Beneficiary of the deceased Owner’s IRA Contract and your spouse had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 73 (age 75 if your spouse would have reached age 74 after December 31, 2032). Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, you must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
If you are a designated Beneficiary (generally an individual), but are not an EDB, the entire death benefit must be distributed by December 31 after the tenth anniversary of the IRA Owner’s death. If you die before the end of the ten-year period and the entire death benefit has not been distributed, your beneficiary must receive the entire death benefit by the same date you would have been required to receive the death benefit. You must receive an RMD each year if the Owner died on or after their required beginning date.
If the Beneficiary of the IRA Contract is a trust, current Treasury Regulations provide “see-through” treatment for trusts that meet certain requirements. If such treatment applies, the beneficiaries of the trust, rather than the trust itself will be treated as having been designated as Beneficiaries of the IRA Contract for purposes of determining the distribution period for RMD payments. Individuals are encouraged to seek guidance from their own tax professional or legal counsel to determine how these new rules apply to their particular situation.
If the IRA Beneficiary is not a “designated beneficiary” (e.g., beneficiary is an estate, charity, or a trust that does not meet the requirements for “see-through” treatment), then the payment options are unchanged by the SECURE Act. If the IRA Owner had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then these IRA Beneficiaries must receive their entire death benefit by December 31 following the fifth anniversary of the IRA Owner’s death. Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, these IRA Beneficiaries can begin RMD payments based on the single life expectancy of the Owner in the year of the deceased Owner’s death, reduced by one. These Beneficiaries must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
When the IRA Owner died before January 1, 2020, and the Beneficiary had elected stretch payments, the stretch payments can continue to the Beneficiary. But once that Beneficiary dies, the successor beneficiary must receive any remaining death benefit by December 31 following the tenth anniversary of the original Beneficiary’s death. The successor beneficiary must receive an RMD payment each year.
Annuitization options that a Beneficiary may elect at the IRA Owner’s death must comply with death benefit payment rules. Also, if an IRA Owner elected an annuitization option and then dies, action may be needed by the Beneficiary if any remaining Annuity Payments do not comply with the new death benefit payment rules for a Beneficiary.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of a non-qualified annuity contract(s) to a different non-qualified annuity contract, or all of a life insurance policy for a non-qualified annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
●
you might have to pay a withdrawal charge on your previous contract,
●
there is a new withdrawal charge period for this Contract,

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
other fees and expenses under this Contract may be higher (or lower),
●
the benefits may be different, and
●
you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale.
Multiple Non-Qualified Contracts Purchased In the Same Year By the Same Owner
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before requesting a distribution if you purchased more than one Non-Qualified Contract in any calendar year period.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned, pledged, or transferred to another individual. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Non-Qualified Contract (an ownership change) without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income. An Owner should consult a tax adviser before requesting an assignment, transfer, or pledge.
Income Tax Withholding
Any part of a distribution that is taxable to the Owner or Beneficiary is subject to federal and/or state income tax withholding. Generally, we withhold amounts from Annuity Payments at the same rate as wages, and we withhold 10% from non-periodic payments, such as withdrawals. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401 that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
●
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
●
RMDs; or
●
any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
●
hardship withdrawals.
Plan participants should consult a tax adviser regarding income tax withholding requirements.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

13. Other Information
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at https://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of the Contracts. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including:
●
overhead,
●
legal fees,
●
accounting fees,
●
Financial Professional training,
●
compensation for the ALFS management team, and
●
other expenses associated with the Contracts.
Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker-dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. The following table shows the aggregate dollar amount of underwriting commissions paid to ALFS for each of Allianz Life’s last two fiscal years. The underwriter did not retain any part of the commissions.
	2023	2024
Commission paid	$57,927,291.63	$142,111,771.45
We and/or ALFS may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and expenses imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or ALFS may make payments to a broker-dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
●
marketing services and increased access to their Financial Professionals;
●
sales promotions relating to the Contracts;
●
costs associated with sales conferences and educational seminars;
●
the cost of client meetings and presentations; and
●
other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker-dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker-dealer affiliates of underlying funds that are available through the annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
The AZL Government Money Market Fund pays a Rule 12b-1 fee to ALFS as consideration for providing distribution and certain other services and incurring certain expenses permitted under the Fund’s plan. This fee is 0.25% of the Fund’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an underlying fund may make payments for administrative services to ALFS or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
●
issuance and maintenance of the Contracts,
●
maintenance of Owner records, and

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

●
routine customer service including:
−
processing of Contract changes,
−
processing withdrawal requests (both partial and total), and
−
processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and the prospectus for the Fund, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Regulatory Protections
Allianz Life is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by this Act are not applicable to the guarantees we provide. The Separate Account is, however, registered as an investment company. Any allocations you make to an Index Option are not part of the Separate Account. Allianz Life is not an investment adviser and so is not subject to the Investment Advisers Act of 1940. We do not provide investment advice to you in connection with your Contract.
Your Contract is registered in accordance with the Securities Act of 1933 and the offering of the Contract must be conducted in accordance with the requirements of this Act. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934.
The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.

14. Financial Statements
The financial statements of Allianz Life Insurance Company of North America and Allianz Life Variable Account B are contained in the SAI. The SAI is available, free of charge, from us upon request, by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Appendix A – Investment Options Available Under the Contract
Variable Option
The following includes information about the Fund available under the Contract. More information about the Fund is available in the Fund’s prospectus, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2024)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.64%	4.42%	1.92%	1.20%
(1)
The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Index Options
The following is a list of Index Options currently available under the Contract. We may change certain features of the Index Options listed below (including the Index and the current limits on Index gains), offer new Index Options, and close Index Options to new Purchase Payments and transfers. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.allianzlife.com/RILAratesnf.
Note: If amounts are removed from an Index Option before the Term End Date, we will apply a Daily Adjustment. Except for Index Options under the Index Protection Strategy with Trigger, this may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if such amounts were not removed from the Index Option until the Term End Date. The Index Protection Strategy with Trigger is unique in that the Daily Adjustment cannot be negative.
For more information about the Index Options’ features, see section 4, Index Options, and section 6, Valuing Your Contract. For more information about Daily Adjustment, see section 7, Expenses and Adjustments – Daily Adjustment.
Index	Index Type	Crediting Period (Term Length)	Index Crediting Methodology	Current Limit on Index Loss (if held until Term End Date)	Minimum Limit on Index Gain (for the life of the Index Option)
Index Protection Strategy with Trigger
S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with step-up	100% downside protection	0.10% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
iShares® MSCI Emerging Markets ETF(2)	International emerging markets equities

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix A

Index	Index Type	Crediting Period (Term Length)	Index Crediting Methodology	Current Limit on Index Loss (if held until Term End Date)	Minimum Limit on Index Gain (for the life of the Index Option)
Index Dual Precision Strategy
• For Contracts issued before November 14, 2023, the Index Dual Precision Strategy is not available.
• For Contracts issued from November 14, 2023, to April 30, 2024, only the 1-year Term with 10% Buffer is available.
• For Contracts issued from May 1, 2024, to November 4, 2024, only the 1-year Term with 10%, 20%, and 30% Buffers are available.
• For Contracts issued from November 5, 2024, to November 3, 2025, all 1-year Term with 10%, 20%, and 30% Buffers are available. Additionally, only the
3-year Term with 10% and 20% Buffers, and 6-year Term with 10% and 20% Buffers are available.
• For Contracts issued since November 4, 2025, all 1-year, 3-year, and 6-year Term Index Options listed below are available.

S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with step-up	• 10% Buffer • 20% Buffer • 30% Buffer	0.10% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
iShares® MSCI Emerging Markets ETF(2)	International emerging markets equities
S&P 500® Index(1)	U.S. large-cap equities	3-year Term	Point-to-point with step-up	• 10% Buffer • 20% Buffer • 30% Buffer	1% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
S&P 500® Index(1)	U.S. large-cap equities	6-year Term	Point-to-point with step-up	• 10% Buffer • 20% Buffer • 30% Buffer	3% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
Index Precision Strategy
S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with step-up	10% Buffer	0.10% minimum Trigger Rate
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
iShares® MSCI Emerging Markets ETF(2)	International emerging markets equities
Index Guard Strategy
S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with Cap	-10% Floor	0.10% minimum Cap
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
iShares® MSCI Emerging Markets ETF(2)	International emerging markets equities

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix A

Index	Index Type	Crediting Period (Term Length)	Index Crediting Methodology	Current Limit on Index Loss (if held until Term End Date)	Minimum Limit on Index Gain (for the life of the Index Option)
Index Performance Strategy
• For Contracts issued before November 14, 2023, only the 1-year Term with 10% Buffer, 3-year Term with 10% and 20% Buffers, and 6-year Term with 10%
Buffer are available.
• For Contracts issued from November 14, 2023, to November 3, 2025, only the 1-year Term with 10%, 20%, and 30% Buffers, 3-year Term with 10% and 20%
Buffers, and 6-year Term with 10% and 20% Buffers are available.
• For Contracts issued since November 4, 2025, all 1-year, 3-year, and 6-year Term Index Options listed below are available.

S&P 500® Index(1)	U.S. large-cap equities	1-year Term	Point-to-point with Cap	• 10% Buffer • 20% Buffer • 30% Buffer	0.10% minimum Cap(3)
Russell 2000® Index(1)	U.S. small-cap equities
Nasdaq-100® Index(1)	U.S. & international non-financial large-cap equities
EURO STOXX 50®(1)	Eurozone large-cap equities
iShares® MSCI Emerging Markets ETF(2)	International emerging markets equities
S&P 500® Index(1)	U.S. large-cap equities	3-year Term	Point-to-point with Cap and enhanced upside	• 10% Buffer • 20% Buffer • 30% Buffer	• 2% minimum Cap(3) • 100% minimum Participation Rate
Russell 2000® Index(1)	U.S. small-cap equities
S&P 500® Index(1)	U.S. large-cap equities	6-year Term	Point-to-point with Cap and enhanced upside	• 10% Buffer • 20% Buffer • 30% Buffer	• 5% minimum Cap(3) • 100% minimum Participation Rate
Russell 2000® Index(1)	U.S. small-cap equities
(1)
This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.
(2)
This Index is an ETF. Index Values are based on the ETF’s closing share price. Index performance is calculated on a “price return” basis, not a “total return” basis, and therefore does not reflect the dividends paid on the securities in which the ETF invests. In addition, an ETF deducts fees and costs, which reduce Index performance. These factors will reduce the Index Return and may cause the Index to underperform a direct investment in the ETF or the securities in which the ETF invests.
(3)
May be uncapped for a Term.
The current limit on Index loss for an Index Option will not change for the life of that Index Option. However, we reserve the right to add new Index Options, as well as close Index Options to new Purchase Payments and transfers. As such, the limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option or discontinue accepting new allocations into an Index Option.
If we offer a new Index Option with a Buffer or Floor in the future, the Buffer or Floor will be no lower than 5% or -25%, respectively. The lowest Trigger Rate, Cap, and Participation Rate that we may establish if we add a new Index Option to the Contract are 0.05%, 0.10%, and 5.00%, respectively.
At least one Index Option with a Buffer no lower than 5% or Floor no lower than -25%, or an Index Option that provides complete protection from Index losses, will always be available for renewal under the Contract.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix A

Appendix B – Available Indexes
S&P 500® Index
The S&P 500® Index is comprised of 500 stocks representing major U.S. industrial sectors.
The "S&P 500® Index" is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Allianz Life Insurance Company of North America ("Allianz"). S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Allianz. It is not possible to invest directly in an index. Allianz products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor any third party licensors make any representation or warranty, express or implied, to the owners of the Allianz products or any member of the public regarding the advisability of investing in securities generally or in Allianz products particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Allianz with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Allianz or the Allianz products. S&P Dow Jones Indices have no obligation to take the needs of Allianz or the owners of Allianz products into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Allianz products. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.
NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALLIANZ, OWNERS OF THE ALLIANZ PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ALLIANZ, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Russell 2000® Index
The Russell 2000® Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not affect the performance and characteristics of the true small-cap index.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix B

The Russell 2000® Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by Allianz Life Insurance Company of North America (“Allianz”). Allianz products are not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Allianz product is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Allianz product. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Allianz or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.
Nasdaq-100® Index
The NASDAQ-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market® based on market capitalization.
The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Allianz Life Insurance Company of North America (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices of, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
EURO STOXX 50®
The EURO STOXX 50® provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 11 Eurozone countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.
STOXX Limited, Deutsche Börse Group and their licensors, research partners or data providers have no relationship to Allianz Life Insurance Company of North America (“Allianz”), other than the licensing of the EURO STOXX 50® and the related trademarks for use in connection with Allianz products.
STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not:
• sponsor, endorse, sell or promote Allianz products.
• recommend that any person invest in Allianz products or any other securities.
• have any responsibility or liability for or make any decisions about the timing, amount or pricing of Allianz products.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix B

• have any responsibility or liability for the administration, management or marketing of Allianz products.
• consider the needs of Allianz products or the owners of Allianz products in determining, composing or calculating the EURO STOXX 50 or have any obligation to do so.
STOXX, Deutsche Börse Group and their licensors, research partners or data providers give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Allianz products or their performance.
STOXX does not assume any contractual relationship with the purchasers of Allianz products or any other third parties.
Specifically,
• STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, express or implied, and exclude any liability about:
• The results to be obtained by Allianz products, the owner of Allianz products or any other person in connection with the use of the EURO STOXX 50 and the data included in the EURO STOXX 50;
• The accuracy, timeliness, and completeness of the EURO STOXX 50 and its data;
• The merchantability and the fitness for a particular purpose or use of the EURO STOXX 50 and its data;
• The performance of Allianz products generally.
• STOXX, Deutsche Börse Group and their licensors, research partners or data providers give no warranty and exclude any liability, for any errors, omissions or interruptions in the EURO STOXX 50 or its data;
• Under no circumstances will STOXX, Deutsche Börse Group or their licensors, research partners or data providers be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the EURO STOXX 50 or its data or generally in relation to Allianz products, even in circumstances where STOXX, Deutsche Börse Group or their licensors, research partners or data providers are aware that such loss or damage may occur.
The licensing Agreement between Allianz and STOXX is solely for their benefit and not for the benefit of the owners of Allianz products or any other third parties.
iShares® MSCI Emerging Markets ETF
The iShares® MSCI Emerging Markets ETF distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. These trademarks have been licensed for certain purposes by Allianz Life Insurance Company of North America ("Allianz") and its wholly-owned subsidiaries. Products offered by Allianz or its wholly-owned subsidiaries are not sponsored, endorsed, sold or promoted by BlackRock, and purchasers of such products do not acquire any interest in the iShares® MSCI Emerging Markets ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representations or warranties, express or implied, to the owners of any products offered by Allianz or its wholly-owned subsidiaries, or any member of the public regarding the advisability of purchasing a product from Allianz or its wholly-owned subsidiaries. BlackRock has no obligation or liability for any errors, omissions, interruptions or use of the iShares MSCI Emerging Markets ETF or any data related thereto, or with the operation, marketing, trading or sale of any products or services offered by Allianz and its wholly-owned subsidiaries.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix B

Appendix C – Daily Adjustment
Generally
We designed the Daily Adjustment to provide an Index Option Value for each Index Option on Business Days other than the Term Start Date or Term End Date. The Daily Adjustment approximates the Performance Credit that will be available on the Term End Date, adjusting for:
(i)
any Index gains during the Term subject to the Trigger Rate, Cap, and/or Participation Rate,
(ii)
the Index Dual Precision Strategy, any Index losses less than or equal to the 10%, 20%, or 30% Buffer,
(iii)
either any Index losses greater than the 10%, 20%, or 30% Buffer, or any Index losses down to the -10% Floor (not applicable to the Index Protection Strategy with Trigger), and
(iv)
the number of days until the Term End Date.
The Daily Adjustment formula has two primary components, (i) the change in Proxy Value, and (ii) accumulated proxy interest, which are added together and then multiplied by the Index Option Base. We designed the Daily Adjustment to estimate the present value of positive or negative Performance Credits on the Term End Date taking into account any applicable Buffer, Floor, Trigger Rate, Cap, and/or Participation Rate. You should note that even if your selected Index(es) experience positive growth, the Daily Adjustments may be negative because of other market conditions, such as the expected volatility of Index Values and interest rates. Therefore, the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. The Daily Adjustment for Index Options with a Term length of more than 1 year may be more negatively impacted by changes in the expected volatility of Index Values than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options with the same Buffer because the Buffer is exposed to a longer time period. The impact of the Cap, Trigger Rate, and Buffer on the Daily Adjustment for a 1-year Term Index Option is usually greater than it is for a 3-year or 6-year Term Index Option because we apply the Cap, Trigger Rate, and Buffer for the entire Term length, and the Term length is shorter for a 1-year Term. The Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative.
Daily Adjustment Formula
The formula for the calculation of the Daily Adjustment is as follows:
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base
Where:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value)
(b)
proxy interest = beginning Proxy Value x (1 – time remaining during the Term)
Calculating Change in Proxy Value
The change in Proxy Value represents the current hypothetical value of the Proxy Investment (current Proxy Value), less the cost of the Proxy Investment on the Term Start Date (beginning Proxy Value).
The current Proxy Value is the Proxy Value calculated on the same day as the Daily Adjustment. The beginning Proxy Value is the Proxy Value calculated on the Term Start Date.
The Proxy Value is calculated differently for each Crediting Method.
For the Index Performance Strategy, the Proxy Value involves tracking three hypothetical derivatives and is calculated using the following formula:
Proxy Value = (at-the-money call) – (out-of-the-money call) – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money call and out-of-the-money call to value the potential for Index gains subject to any Participation Rate up to the Cap, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Performance Strategy. Similar to the Index Precision Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date. For purposes of the Proxy Value formula the value of the out-of-the-money call will be zero if an Index Option is uncapped.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix C

For the Index Guard Strategy, the Proxy Value involves tracking four hypothetical derivatives and is calculated using the following formula:
Proxy Value = (at-the-money call) – (out-of-the-money call) – (at-the-money put) + (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money call and out-of-the-money call to value the potential for Index gains up to the Cap and the at-the-money put to value the potential for Index losses, but add back the out-of-the-money put to mimic the protection of the -10% Floor for the Index Guard Strategy. It is important to note that the at-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. It is also important to note that the out-of-the-money put will almost always reduce, and never exceed, the negative impact of the at-the-money put for the Index Guard Strategy.
For the Index Dual Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (in-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the in-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value divided by the Index Value on the Term Start Date is greater than or equal to: 90% for a 10% Buffer, 80% for a 20% Buffer, or 70% for a 30% Buffer, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Dual Precision Strategy. Similar to the Index Performance Strategy and Index Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
For the Index Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (at-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value is greater than or equal to the Index Value on the Term Start Date, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Precision Strategy. Similar to the Index Performance Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
For the Index Protection Strategy with Trigger, the Proxy Value involves tracking one hypothetical derivative and is calculated using the following formula:
Proxy Value = Trigger Rate x (at-the-money binary call)
With respect to our Proxy Value formula, we designed the at-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value is greater than or equal to the Index Value on the Term Start Date.
Calculating Proxy Interest
The proxy interest is an amount of interest that is earned to provide compensation for the cost of the Proxy Investment on the Term Start Date. The proxy interest is approximated by the value of amortizing the cost of the Proxy Investment over the Term to zero. The formula for proxy interest involves the calculation of: (i) the beginning Proxy Value (the formula for which varies depending on the Crediting Method, as previously discussed), and (ii) the time remaining during the Term. The time remaining during the Term is equal to the number of days remaining in the Term divided by the Term length. The Term length is equal to the number of days from the Term Start Date to the Term End Date. The proxy interest may be significantly different from current interest rates available on interest bearing investments.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix C

Additional Information
You can find a more detailed explanation of the calculation of the Proxy Value, including examples, in the SAI. The SAI is available, free of charge, from us upon request, by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix C

Appendix D – Rider Fee Calculation Example
Please note that this example may differ from your actual results due to rounding.
You purchase a Contract with the Maximum Anniversary Value Death Benefit. On the Quarterly Contract Anniversary your annual rider fee is 0.20% and your Contract Value and Charge Base are $100,000. This Contract Value includes any gains or losses on the Variable Option and any Daily Adjustments or Performance Credits on the Index Options. During the quarter you make no additional Purchase Payments and take no withdrawals. We calculate the daily rider fee amount for this quarter as follows:
(the Charge Base) x (annual rider fee ÷ 365) = daily rider fee amount, or: $100,000 x (0.20% ÷ 365) = $0.55
If there are 89 days in the current quarter (which includes the next Quarterly Contract Anniversary), then the total quarterly rider fee is:
(number of days in the current quarter) x (daily rider fee amount), or: 89 x $0.55 = $48.77
On the next Quarterly Contract Anniversary we would deduct $48.77 from the Contract Value. We first account for any gains/losses on the Variable Option and add any Daily Adjustments or Performance Credits to the Index Option Values, then process any additional Purchase Payments, withdrawals you take, and deductions we make for the total quarterly rider fee. We then set the Charge Base equal to this new Contract Value. If the Contract Value at the end of the day on the Quarterly Contract Anniversary after all processing is $101,250 we would begin computing the daily rider fee for the next quarter on the next day as:
(the Charge Base) x (annual rider fee ÷ 365) = daily rider fee amount, or: $101,250 x (0.20% ÷ 365) = $0.55
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Charge Base would increase by the dollar amount of the payment to $116,250 ($101,250 + $15,000). We would then use this new Charge Base to begin computing the daily rider fee for the remainder of the quarter on the next day as:
(the Charge Base) x (annual rider fee ÷ 365) = daily rider fee amount, or: $116,250 x (0.20% ÷ 365) = $0.64
If there are 92 days in the current quarter (which includes the next Quarterly Contract Anniversary), then the total quarterly rider fee is:
(number of days in the current quarter) x (daily rider fee amount), or:
(43 x $0.55) + (49 x $0.64) = $23.86 + $31.21 = $55.07
On the next Quarterly Contract Anniversary we would deduct $55.07 from the Contract Value after we account for any gains/losses on the Variable Option and add any Daily Adjustments or Performance Credits to the Index Option Values. We would then process any additional Purchase Payments, withdrawals you take, and deductions we make for the total quarterly rider fee and set the Charge Base equal to this new Contract Value and begin computing the daily rider fee for the next quarter on the next day.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

Appendix E – Material Contract Variations by State and Issue Date
Your Contract is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state variations in the Contract are disclosed in this Appendix. If you would like more information regarding state specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Crediting Method and/or Index Option Availability Restrictions
Crediting Method / Index Options	Availability Restrictions:
Index Dual Precision Strategy 1-year Term with 10% Buffer is available only to Contracts issued since November 14, 2023.
• Not available to Contracts issued before November 14, 2023.
• Not available to Contracts issued in Missouri before June 10, 2024.
• Not available to Contracts issued in Nebraska before September
16, 2024.
• Not available to Contracts issued in Virginia before May 13, 2024.
• Not available to Contracts issued in Idaho, Indiana, Louisiana,
Maryland, Montana, Nevada, and Wyoming before January 22,
2024.
• For Contracts issued in all other states, these first became available to newly issued Contracts on November 14, 2023.

Index Dual Precision Strategy 1-year Term with 20% or 30% Buffer are available only to Contracts issued since May 1, 2024.
• Not available to Contracts issued before May 1, 2024.
• Not available to Contracts issued in Idaho and Missouri before June
10, 2024.
• Not available to Contracts issued in Nebraska before September
16, 2024.
• Not available to Contracts issued in Virginia before May 13, 2024.
• For Contracts issued in all other states, these first became available to newly issued Contracts on May 1, 2024.

Index Dual Precision Strategy 3-year Term with 10% or 20% Buffer are available only to Contracts issued since November 5, 2024.
• Not available to Contracts issued before November 5, 2024.
• Not available to Contracts issued in Virginia before November 11,
2024.
• For Contracts issued in all other states, these first became available to newly issued Contracts on November 5, 2024.

Index Dual Precision Strategy 3-year Term with 30% Buffer is available only to Contracts issued since November 4, 2025.	• Not available to Contracts issued before November 4, 2025.
Index Dual Precision Strategy 6-year Term with 10% or 20% Buffer are available only to Contracts issued since November 5, 2024.
• Not available to Contracts issued before November 5, 2024.
• Not available to Contracts issued in Virginia before November 11,
2024.
• For Contracts issued in all other states, these first became available to newly issued Contracts on November 5, 2024.

Index Dual Precision Strategy 6-year Term with 30% Buffer is available only to Contracts issued since November 4, 2025.	• Not available to Contracts issued before November 4, 2025.
Index Performance Strategy 1-year Term with 20% or 30% Buffer are available only to Contracts issued since November 14, 2023.
• Not available to Contracts issued before November 14, 2023.
• Not available to Contracts issued in Missouri before June 10, 2024.
• Not available to Contracts issued in Nebraska before September
16, 2024.
• Not available to Contracts issued in Virginia before May 13, 2024.
• Not available to Contracts issued in Idaho, Indiana, Louisiana,
Maryland, Montana, Nevada, and Wyoming before January 22,
2024.
• For Contracts issued in all other states, these first became available to newly issued Contracts on November 14, 2023.

Index Performance Strategy 3-year Term with 30% Buffer is available only to Contracts issued since November 4, 2025.	• Not available to Contracts issued before November 4, 2025.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix E

Crediting Method / Index Options	Availability Restrictions:
Index Performance Strategy 6-year Term with 20% Buffer is available only to Contracts issued since November 14, 2023.
• Not available to Contracts issued before November 14, 2023.
• Not available to Contracts issued in Missouri before June 10, 2024.
• Not available to Contracts issued in Nebraska before September
16, 2024.
• Not available to Contracts issued in Virginia before May 13, 2024.
• Not available to Contracts issued in Idaho, Indiana, Louisiana,
Maryland, Montana, Nevada, and Wyoming before January 22,
2024.
• Not available to Contracts issued in New Jersey before December
11, 2023.
• For Contracts issued in all other states, these first became available to newly issued Contracts on November 14, 2023.

Index Performance Strategy 6-year Term with 30% Buffer is available only to Contracts issued since November 4, 2025.	• Not available to Contracts issued before November 4, 2025.
Material State Contract Variations
ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We cannot restrict assignments or changes of ownership.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

Free Look/Right to Examine Period See section 3
For Owners age 60 or older (or Annuitants age 60 or older for non-individually owned Contracts), we are required to allocate your initial
Purchase Payment to the AZL Government Money Market Fund during the
30 day free look period unless you specify otherwise on the appropriate form. If you want to immediately apply your Purchase Payment to the Index
Options you must opt out of this allocation. If you do not opt out of this allocation to the AZL Government Money Market Fund your Index Effective
Date cannot occur until the free look period has ended.

Waiver of Withdrawal Charge Benefit See section 8
• Qualification for the portion of the benefit based on confinement for care requiring a stay in an eligible facility is not available.
• Qualification for the benefit is expanded to include requiring substantial supervision due to severe cognitive impairment.

Connecticut	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We can only restrict assignments to settlement companies and institutional investors as described in your Contract.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

Florida	Withdrawal Charges See Fee Tables and section 7	The total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix E

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Florida (continued)	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We cannot restrict assignments or changes of ownership.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

	Free Look/Right to Examine Period See section 3	We cannot allocate your initial Purchase Payment to the Variable Option during the free look period.
	When Annuity Payments Begin See section 9	The earliest acceptable Annuity Date is the first Index Anniversary.
Maryland	Maximum Anniversary Value Death Benefit See section 11	This optional benefit terminates on the Annuity Date rather than the Business Day before.
	Traditional Death Benefit Rider See section 11	The Traditional Death Benefit ends on the Annuity Date rather than the Business Day before.
Massachusetts	Waiver of Withdrawal Charge Benefit See section 8	This benefit is not available.
Montana	Access to Your Money See section 8
If you take a partial withdrawal that reduces the Contract Value below
$2,000, we contact you and give you the option of modifying your withdrawal request. If we cannot reach you within seven days of our receipt of your request in Good Order at our Service Center, we process your request as a full withdrawal.

New Jersey	Joint Owner See section 2	We allow civil union partners to be Joint Owners.
	Determining Life (Lives) See section 2	We allow civil union partners to be joint Determining Lives.
Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We cannot restrict assignments or changes of ownership.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

Purchase Requirements See section 3
The maximum total Purchase Payments that we can accept is $10 million.
We must decline a Purchase Payment if it would cause total Purchase
Payments to be more than $10 million, or if it would otherwise violate the
Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Annuity Date).

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix E

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Ohio	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We cannot restrict assignments or changes of ownership.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

Pennsylvania	Waiver of Withdrawal Charge Benefit See section 8
The requirement to begin confinement after the first Contract Anniversary in an eligible facility (a hospital, nursing facility, or assisted living facility) is at least 90 days provided each day of confinement is no more than 6 months after the previous day of confinement.

Texas	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We cannot restrict assignments or changes of ownership.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

	Access to Your Money See section 8	We only treat a partial withdrawal that reduces the Contract Value below $2,000 as a full withdrawal if you have not made an additional Purchase Payment in the past two calendar years.
Wisconsin	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2
We cannot restrict assignments or changes of ownership.
• We do not change the Determining Life (Lives) following an assignment or ownership change. If you assign the Contract and the Determining Life
(Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary
Value Death Benefit may not be available and on the Owner’s death the
Beneficiary(ies) will only receive the Contract Value.

Index Advantage+ NF® Annuity Prospectus – October 28, 2025
Appendix E

For Service or More Information
The Statement of Additional Information (SAI) contains additional information about the Contract, Allianz Life, and the Separate Account. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. This prospectus and the SAI can be found online at https://www.allianzlife.com/what-we-offer/annuities/prospectuses. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.
The SEC maintains a website https://www.sec.gov. The prospectus, the SAI, and other information about the Contract (including reports), are available on the EDGAR database, which is found on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send applications, and/or a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
To send applications, and/or a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
REGULAR MAIL
Allianz Life Insurance Company of North America P.O. Box 59060 Minneapolis MN 55459-0060

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis MN 55416-1297

Checks sent to the wrong address for applications or additional Purchase Payments are forwarded to the 5701 Golden Hills Drive address listed above, which may delay processing.
For general customer service by email, please use this address: contact.us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: https://www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
All dealers that effect transactions in these securities are required to deliver a prospectus.
EDGAR Contract ID No.: C000241317/C000261698
INFP-003

Index Advantage+ NF® Annuity Prospectus – October 28, 2025

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
Index Advantage+ NF® ANNUITY contract
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE and index-linked  DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life Variable Account B the Separate Account and
Allianz Life Insurance Company of North America (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Contract’s prospectus, dated October 28, 2025. Definitions of capitalized terms can be found in the glossary of the prospectus.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, visit https://www.allianzlife.com/what-we-offer/annuities/prospectuses, send an email request to contact.us@allianzlife.com, or call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 59060
Minneapolis MN 55459-0060
(800) 624-0197
Dated: October 28, 2025
IAPNFSAI-1025

TABLE OF CONTENTS

Allianz Life as Custodian	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	3
Annuity Payments	3

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
 2

Allianz Life as Custodian
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Legal Opinions
Doug Hodgson, Associate General Counsel, Senior Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
The Contracts, which are offered continuously, are distributed by Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America.
ALFS sells annuity contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 506 retail broker/dealers to sell its contracts.
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 78 broker-dealer firms. These payments vary in amount. In 2024, the five firms receiving the largest payments, ranging from $1,309,570.30 to $16,775,219.99 are listed below.
Firm Name
LPL Financial
MML Investors Services, Inc
OSAIC WEALTH INC
Park Avenue Securities
Cetera Investment Services LLC

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2022	$2,015,485
2023	$2,503,039
2024	$2,279,638

Annuity Payments
We base Annuity Payments on the Contract Value less the final rider fee (if applicable). We guarantee the dollar amount of Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option G. The Contract Value you apply to Annuity Payments is placed in our general account. Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Annuity Payments end upon the earliest of the following.
●
Under Annuity Option A, the end of the guaranteed period.
●
Under Annuity Options B, F, and G, the death of the last surviving Annuitant.
●
Under Annuity Option C, the death of the Annuitant and the end of the guaranteed period.

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
 3

●
When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option A - Guaranteed Period. We make Annuity Payments for a guaranteed period of ten years. If the Annuitant dies before the end of the guaranteed period, then we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(ies).
Option B - Life. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option C - Life with Guaranteed Period of 5 or 10 Years. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(ies). If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option F - Joint and Survivor. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option G - Joint and 2/3 Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at 2/3 of the original amount. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
 4

Financial Statements
The statutory financial statements of Allianz Life Insurance Company of North America as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05618) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2024, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05618) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
 5

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
● If this is an Inherited IRA Contract, the death benefit options for the Beneficiary of the Inherited IRA (successor beneficiary,
i.e. beneficiary of the original Beneficiary) depend on several factors. For specific information regarding these Contracts, please see section 12, Taxes – Distributions Upon the
Owner’s Death (or Annuitant’s Death if the Owner is a
Non-Individual).
● For all other Contracts, we pay a death benefit to the
Beneficiary unless the Beneficiary is the surviving spouse
and continues the Contract. For a description of the death
benefit and payout options, see prospectus section 11, Death
Benefit - Death Benefit Payment Options During the
Accumulation Phase.
● If the deceased Owner was a Determining Life and the
surviving spouse Beneficiary continues the Contract:
– we increase the Contract Value to equal the Guaranteed
Death Benefit Value if greater and available, and the
death benefit ends,
– the surviving spouse becomes the new Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse’s death, his or her
Beneficiary(ies) receives the Contract Value.
● If the deceased Owner was not the Determining Life the
Traditional Death Benefit or Maximum Anniversary Value
Death Benefit are not available and the Beneficiary(ies)
receive the Contract Value.

● The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option,
the Beneficiary also becomes the new Owner.
● If the deceased was not an Annuitant, Annuity Payments to
the Payee continue. No death benefit is payable.
● If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
● If the deceased was an Annuitant and there is a surviving
joint Annuitant, Annuity Payments to the Payee continue
during the lifetime of the surviving joint Annuitant. No death benefit is payable.
● For a Qualified Contract, the Annuity Payments generally
must end no later than ten years after the Owner's death.
However, in certain situations, payments may need to end
earlier.

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix A
 6

UPON THE DEATH OF A JOINT OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
● The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent
Beneficiaries.
● We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract.
For a description of the death benefit and payout options, see prospectus section 11, Death Benefit - Death Benefit
Payment Options During the Accumulation Phase.
● If the deceased Joint Owner was a Determining Life and the surviving spouse/Joint Owner continues the Contract:
– we increase the Contract Value to equal the Guaranteed
Death Benefit Value if greater and available, and the
death benefit ends,
– the surviving spouse/Joint Owner becomes the new sole
Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse/Joint Owner’s death, his or her
Beneficiary(s) receives the Contract Value.
● If the deceased Joint Owner was not a Determining Life the
Traditional Death Benefit or Maximum Anniversary Value
Death Benefit are not available and the Beneficiary(ies)
receive the Contract Value.

● If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes
the sole Owner.
● If the deceased was not an Annuitant, Annuity Payments to
the Payee continue. No death benefit is payable.
● If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
● If the deceased was an Annuitant and there is a surviving
joint Annuitant, Annuity Payments to the Payee continue
during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix A
 7

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
● If the deceased Annuitant was not an Owner, and the
Contract is owned only by an individual(s), we do not pay a
death benefit. The Owner can name a new Annuitant subject
to our approval.
● If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner”
table. If the Contract is continued by a surviving spouse, the new surviving spouse Owner can name a new Annuitant
subject to our approval.
● If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner”
table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving spouse Joint
Owner can name a new Annuitant subject to our approval.
● If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we
pay a death benefit as discussed in the “Upon the Death of a
Sole Owner” table. NOTE: For non-individually owned
Contracts, spousal continuation is only available if the
Contract is Qualified, owned by a qualified plan or a
custodian, and the surviving spouse is named as the
sole primary beneficiary under the qualified plan or
custodial account.

● No death benefit is payable.
● If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option A or C, payments end when the
guaranteed period ends.
– Annuity Option B, F, or G, payments end.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner,
the Beneficiary becomes the new sole Owner.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint
Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT
● Only Annuity Options F and G allow joint Annuitants. Under Annuity Options F and G, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant.
● No death benefit is payable.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner,
the Beneficiary becomes the new Owner.
● If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint
Owner, the surviving Joint Owner becomes the sole Owner.

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix A
 8

Appendix B – Daily Adjustment Calculation
Generally
We designed the Daily Adjustment to provide an Index Option Value for each Index Option on Business Days other than the Term Start Date or Term End Date. The Daily Adjustment approximates the Performance Credit that will be available on the Term End Date, adjusting for:
(i)
any Index gains during the Term subject to the Trigger Rate, Cap, and/or Participation Rate,
(ii)
the Index Dual Precision Strategy, any Index losses less than or equal to the 10%, 20%, or 30% Buffer,
(iii)
either any Index losses greater than the 10%, 20%, or 30% Buffer, or any Index losses down to the -10% Floor (not applicable to the Index Protection Strategy with Trigger), and
(iv)
the number of days until the Term End Date.
The Daily Adjustment formula has two primary components, (i) the change in Proxy Value, and (ii) accumulated proxy interest, which are added together and then multiplied by the Index Option Base. We designed the Daily Adjustment to estimate the present value of positive or negative Performance Credits on the Term End Date taking into account any applicable Buffer, Floor, Trigger Rate, Cap, and/or Participation Rate. You should note that even if your selected Index(es) experience positive growth, the Daily Adjustments may be negative because of other market conditions, such as the expected volatility of Index Values and interest rates. Therefore, the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. The Daily Adjustment for Index Options with a Term length of more than 1 year may be more negatively impacted by changes in the expected volatility of Index Values than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options with the same Buffer because the Buffer is exposed to a longer time period. The impact of the Cap, Trigger Rate, and Buffer on the Daily Adjustment for a 1-year Term Index Option is usually greater than it is for a 3-year or 6-year Term Index Option because we apply the Cap, Trigger Rate, and Buffer for the entire Term length, and the Term length is shorter for a 1-year Term. The Daily Adjustment for the Index Protection Strategy with Trigger cannot be negative.
Daily Adjustment Formula
The formula for the calculation of the Daily Adjustment is as follows:
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base
Where:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value)
(b)
proxy interest = beginning Proxy Value x (1 – time remaining during the Term)
Calculating Change in Proxy Value
The change in Proxy Value represents the current hypothetical value of the Proxy Investment (current Proxy Value), less the cost of the Proxy Investment on the Term Start Date (beginning Proxy Value).
The current Proxy Value is the Proxy Value calculated on the same day as the Daily Adjustment. The beginning Proxy Value is the Proxy Value calculated on the Term Start Date.
The Proxy Value is calculated differently for each Crediting Method.
For the Index Performance Strategy, the Proxy Value involves tracking three hypothetical derivatives and is calculated using the following formula:
Proxy Value = (at-the-money call) – (out-of-the-money call) – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money call and out-of-the-money call to value the potential for Index gains subject to any Participation Rate up to the Cap, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Performance Strategy. Similar to the Index Precision Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix B
 9

or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date. For purposes of the Proxy Value formula the value of the out-of-the-money call will be zero if an Index Option is uncapped.
For the Index Guard Strategy, the Proxy Value involves tracking four hypothetical derivatives and is calculated using the following formula:
Proxy Value = (at-the-money call) – (out-of-the-money call) – (at-the-money put) + (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money call and out-of-the-money call to value the potential for Index gains up to the Cap and the at-the-money put to value the potential for Index losses, but add back the out-of-the-money put to mimic the protection of the -10% Floor for the Index Guard Strategy. It is important to note that the at-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. It is also important to note that the out-of-the-money put will almost always reduce, and never exceed, the negative impact of the at-the-money put for the Index Guard Strategy.
For the Index Dual Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (in-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the in-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value divided by the Index Value on the Term Start Date is greater than or equal to: 90% for a 10% Buffer, 80% for a 20% Buffer, or 70% for a 30% Buffer, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Dual Precision Strategy. Similar to the Index Performance Strategy and Index Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
For the Index Precision Strategy, the Proxy Value involves tracking two hypothetical derivatives and is calculated using the following formula:
Proxy Value = [Trigger Rate x (at-the-money binary call)] – (out-of-the-money put)
With respect to our Proxy Value formula, we designed the at-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value is greater than or equal to the Index Value on the Term Start Date, and the out-of-the-money put to value the potential for Index losses greater than the Buffer for the Index Precision Strategy. Similar to the Index Performance Strategy and Index Dual Precision Strategy, it is important to note that the out-of-the-money put will almost always reduce the Proxy Value, even when the current Index Value on a Business Day is higher than the Index Value on the Term Start Date. This is because the risk that the Index Value could be lower on the Term End Date is present to some extent whether or not the current Index Value on a Business Day is lower than the Index Value on the Term Start Date.
For the Index Protection Strategy with Trigger, the Proxy Value involves tracking one hypothetical derivative and is calculated using the following formula:
Proxy Value = Trigger Rate x (at-the-money binary call)
With respect to our Proxy Value formula, we designed the at-the-money binary call to value the potential for gains equal to the Trigger Rate if on the Term End Date, the Index Value is greater than or equal to the Index Value on the Term Start Date.
Derivative Descriptions
At-the-money binary call (AMBC)
This is an option with payoff of either one or zero on the Term End Date at the strike price of one. On a Term End Date the AMBC’s value is equal to one if the Index Value on the Term End Date is greater than or equal to the Index Value on the Term Start Date, or zero otherwise.
In-the-money binary call (IMBC)
This is an option with payoff of either one or zero on the Term End Date at the strike price of one minus the Buffer. On a

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Term End Date the IMBC’s value is equal to one if the Index Value on the Term End Date divided by the Index Value on the Term Start Date is greater than or equal to one minus the Buffer, or zero otherwise.
At-the-money call (AMC)
This is an option to buy a position in the Index on the Term End Date at the strike price of one. On a Term End Date the AMC’s value is equal to the Index Value on the Term End Date divided by the Index Value on the Term Start Date, then minus one, the difference being no less than zero.
At-the-money put (AMP)
This is an option to sell a position in the Index on the Term End Date at the strike price of one. On a Term End Date the AMP’s value is equal to one minus the quotient of the Index Value on the Term End Date divided by the Index Value on the Term Start Date, the difference being no less than zero.
Out-of-the-money call (OMC)
This is an option to buy a position in the Index on the Term End Date at the strike price of (one plus the Cap, or one plus the Cap divided by the Participation Rate for Index Options with a Participation Rate). On a Term End Date the OMC’s value is equal to the Index Value on the Term End Date divided by the Index Value on the Term Start Date, then minus the sum of (one plus the Cap, or one plus the Cap divided by the Participation Rate for Index Options with a Participation Rate), the difference being no less than zero. For purposes of the Proxy Value formula if an Index Option is uncapped the OMC will be zero.
Out-of-the-money-put (OMP)
This is an option to sell a position in the Index on the Term End Date at the strike price of (one either minus the Buffer or plus the Floor, depending on the Index Option). On a Term End Date the OMP’s value is equal to one either minus the Buffer or plus the Floor, then minus the quotient of the Index Value on the Term End Date divided by the Index Value on the Term Start Date, the difference being no less than zero.
Calculating Proxy Interest
The proxy interest is an amount of interest that is earned to provide compensation for the cost of the Proxy Investment on the Term Start Date. The proxy interest is approximated by the value of amortizing the cost of the Proxy Investment over the Term to zero. The formula for proxy interest involves the calculation of: (i) the beginning Proxy Value (the formula for which varies depending on the Crediting Method, as previously discussed), and (ii) the time remaining during the Term. The time remaining during the Term is equal to the number of days remaining in the Term divided by the Term length. The Term length is equal to the number of days from the Term Start Date to the Term End Date. The proxy interest may be significantly different from current interest rates available on interest bearing investments.
Proxy Value Calculation
Throughout the Term, on Business Days other than the Term Start Date or Term End Date, we calculate each hypothetical derivative daily using a fair market value methodology. The purpose of this calculation is to determine the market value of your allocation. Changes in Proxy Value inputs can result in a negative Daily Adjustment even with a positive return in the Index.
Proxy Value Inputs
Term TD return – The Index Value at the end of the current Business Day divided by the Index Value on the Term Start Date, minus one and expressed as a percent. The Index Values are provided daily by Bloomberg or another market source.
Dividend yield – The expected dividend yield as approximated by a market source, including any adjustments for exchange rates. We use dividend yields consistent with the market pricing of options. Since dividends typically reduce Index Values, a higher dividend yield will lead to a lower expected Index Value.

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Strike price – This varies for each derivative investment as follows.
●
For an AMBC, AMC or AMP the strike price is equal to 1.
●
For an OMC:
−
For Index Options without a Participation Rate, the strike price is equal to 1 plus the Cap.
−
For Index Options with a Participation Rate, the strike price is equal to 1 plus the Cap divided by the Participation Rate.
●
For an OMP or IMBC the strike price is equal to 1 either minus the Buffer or plus the Floor, depending on the Index Option.
If an Index Option is uncapped, we do not use the OMC.
Notional amount – For Index Options with a Participation Rate, the notional amount reflects the increase in the amount of derivative instruments required within the Proxy Investment due to the Participation Rate. The notional amount varies for each derivative investment as follows:
●
For an AMC or OMC the notional amount is equal to the Participation Rate.
●
For an OMP, AMBC, AMP, or IMBC the notional amount is equal to 1.
If an Index Option is uncapped, we do not use the OMC.
Interest rate –The interest rate is used to calculate the present value of the strike price from the next Term End Date to the time of calculation. We use interest rates consistent with market pricing of options.
Time remaining – This is equivalent to the portion of time remaining during the Term. It is equal to the number of days in the Term from the Term End Date to the time of the calculation divided by the Term length.
Volatility – The volatility of an Index as approximated using observed option prices by a market source. The volatility is used in determining the likelihood and expected amount that the Index Value will differ from the strike price on the next Index Anniversary. As volatility increases, the value of call and put options generally increase. We use volatility consistent with market pricing of options.
EXAMPLE: INDEX PERFORMANCE STRATEGY 1-YEAR TERM WITH 10% BUFFER USING S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option for the Index Performance Strategy 1-year Term with 10% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Cap is 12%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 5.10%	OMC = 0.66%	OMP = 3.37%
Beginning Proxy Value = AMC – OMC – OMP = 5.10% – 0.66% – 3.37% = 1.06%
End of month one
Assume the Index Value increased to 1,010 by the end of month one. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,010
Term TD return	1.00%
Time remaining	0.92
Value of derivatives	AMC = 5.41%	OMC = 0.72%	OMP = 2.83%

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Current Proxy Value = AMC – OMC – OMP = 5.41% – 0.72% – 2.83% = 1.86%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (1.86% - 1.06%) = 0.80%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.92) = 0.09%
=
[(a) 0.80% + (b) 0.09%] x $10,000 = $89.16
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $89.16 = $10,089.16
End of month one with changes to Proxy Value inputs
Proxy Value inputs can result in a negative Daily Adjustment even with a positive return in the Index. As in the previous example, assume the Index Value increased to 1,010 by the end of month one. In addition, assume changes in volatility, interest rates, and dividend yields impact the value of the derivatives. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,010
Term TD return	1.00%
Time remaining	0.92
Value of derivatives	AMC = 6.37%	OMC = 2.23%	OMP = 3.50%
Current Proxy Value = AMC – OMC – OMP = 6.37% – 2.23% – 3.50% = 0.63%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. Changes to inputs for valuing derivatives decreased the Proxy Value despite the positive Index return. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (0.63% - 1.06%) = -0.43%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.92) = 0.09%
=
[(a) -0.43% + (b) 0.09%] x $10,000 = -$33.76
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$33.76 = $9,966.24
End of month three
Assume the Index Value decreased to 950 by the end of month three. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	950
Term TD return	-5.00%
Time remaining	0.75
Value of derivatives	AMC = 2.50%	OMC = 0.12%	OMP = 3.99%
Current Proxy Value = AMC – OMC – OMP = 2.50% – 0.12% – 3.99% = -1.61%
In this example the Index Value decreased, which generally decreases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-1.61% - 1.06%) = -2.67%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.75) = 0.27%
=
[(a) -2.67% + (b) 0.27%] x $10,000 = -$240.54
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$240.54 = $9,759.46

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End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMC = 10.33%	OMC = 2.16%	OMP = 0.36%
Current Proxy Value = AMC – OMC – OMP = 10.33% – 2.16% – 0.36% = 7.82%
In this example the Index Value increased, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (7.82% - 1.06%) = 6.75%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.50) = 0.53%
=
[(a) 6.75% + (b) 0.53%] x $10,000 = $728.51
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $728.51= $10,728.51
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMC = 0.72%	OMC = 0.00%	OMP = 4.93%
Current Proxy Value = AMC – OMC – OMP = 0.72% – 0.00% – 4.93% = -4.21%
In this example the Index Value decreased, which generally decreases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-4.21% - 1.06%) = -5.27%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.50) = 0.53%
=
[(a) -5.27% + (b) 0.53%] x $10,000 = -$473.86
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$473.86 = $9,526.14
End of month eleven
Assume the Index Value increased to 1,095 by the end of month eleven. We calculate the current Proxy Value as follows:
Strike price	AMC = 1.00	OMC = 1.12	OMP = 0.90
Index Value	1,095
Term TD return	9.50%
Time remaining	0.08
Value of derivatives	AMC = 9.37%	OMC = 0.46%	OMP = 0.00%
Current Proxy Value = AMC – OMC – OMP = 9.37% – 0.46% – 0.00% = 8.92%
In this example the Index Value increased, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.

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Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (8.92% - 1.06%) = 7.86%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.06% x (1 - 0.08) = 0.97%
=
[(a) 7.86% + (b) 0.97%] x $10,000 = $882.86
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $882.86 = $10,882.86
The following table summarizes each month during a 1-year Term what the hypothetical Proxy Values, Daily Adjustments, and Index Option Values would be for different Index Values for the Index Performance Strategy 1-year Term with 10% Buffer using S&P 500® Index. At the end of month one, the table uses the example with initial Proxy Value inputs. At the end of month six, it uses the example where the Index Value is 900. For simplicity we assume the Index Option Base is $10,000 throughout the Term. In reality your Index Option Base changes throughout the Term with the deduction of any partial withdrawal you request and when we deduct applicable Contract fees and charges.
Month	Index Values	AMC	OMC	OMP	Proxy Value	Daily Adjustment	Index Option Value
Term Start Date	1,000	5.10%	0.66%	3.37%	1.06%	$0.00	$10,000.00
1	1,010	5.41%	0.72%	2.83%	1.86%	$89.16	$10,089.16
2	975	3.62%	0.29%	3.50%	-0.16%	-$104.73	$9,895.27
3	950	2.50%	0.12%	3.99%	-1.61%	-$240.54	$9,759.46
4	925	1.59%	0.04%	4.60%	-3.05%	-$376.16	$9,623.84
5	850	0.30%	0.00%	8.22%	-7.92%	-$853.97	$9,146.03
6	900	0.72%	0.00%	4.93%	-4.21%	-$473.86	$9,526.14
7	980	2.61%	0.07%	1.62%	0.92%	$47.62	$10,047.62
8	1,015	3.95%	0.14%	0.67%	3.13%	$277.54	$10,277.54
9	1,100	9.95%	1.39%	0.05%	8.51%	$824.60	$10,824.60
10	1,125	12.25%	2.10%	0.00%	10.15%	$996.95	$10,996.95
11	1,095	9.37%	0.46%	0.00%	8.92%	$882.86	$10,882.86
Term End Date	1,080						$10,800.00
EXAMPLE: INDEX PERFORMANCE STRATEGY 3-YEAR TERM WITH 20% BUFFER USING S&P 500® INDEX
This example uses the same assumptions as the Index Option for the Index Performance Strategy 1-year Term with 10% Buffer using S&P 500® Index example, but with a 3-year Term, 20% Buffer, 50% Cap, and 100% Participation Rate. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.50	OMP = 0.80
Notional amount	AMC = 1.00	OMC = 1.00	OMP = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 10.82%	OMC = 0.76%	OMP = 6.97%
Beginning Proxy Value = AMC – OMC – OMP = 10.82% - 0.76% - 6.97% = 3.09%

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End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.50	OMP = 0.80
Notional amount	AMC = 1.00	OMC = 1.00	OMP = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.83
Value of derivatives	AMC = 15.61%	OMC = 1.28%	OMP = 3.95%
Current Proxy Value = AMC – OMC – OMP = 15.61% - 1.28% - 3.95% = 10.38%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (10.38% - 3.09%) = 7.29%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.09% x (1 - 0.83) = 0.51%
=
[(a) 7.29% + (b) 0.51%] x $10,000 = $780.33
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $780.33 = $10,780.33
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.50	OMP = 0.80
Notional amount	AMC = 1.00	OMC = 1.00	OMP = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.83
Value of derivatives	AMC = 5.81%	OMC = 0.16%	OMP = 8.53%
Current Proxy Value = AMC – OMC – OMP = 5.81% - 0.16% - 8.53% = -2.88%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-2.88% - 3.09%) = -5.97%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.09% x (1 - 0.83) = 0.51%
=
[(a) -5.97% + (b) 0.51%] x $10,000 = -$545.59
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$549.59 = $9,454.41
Term Start Date if 3-year Term Index Option is uncapped
This example uses the same assumptions as the prior Term Start Date example, but has no Cap. Because this 3-year Term Index Option is uncapped the OMC is zero.
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.80
Notional amount	AMC = 1.00	OMC = NA	OMP = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 10.82%	OMC = 0.00%	OMP = 6.97%

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Beginning Proxy Value = AMC – OMC – OMP = 10.82% - 0.00% - 6.97% = 3.85%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.80
Notional amount	AMC = 1.00	OMC = NA	OMP = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.83
Value of derivatives	AMC = 15.61%	OMC = 0.00%	OMP = 3.95%
Current Proxy Value = AMC – OMC – OMP = 15.61% - 0.00% - 3.95% = 11.66%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (11.66% - 3.85%) = 7.81%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.85% x (1 - 0.83) = 0.64%
=
[(a) 7.81% + (b) 0.64%] x $10,000 = $845.55
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $845.55 = $10,845.55
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.80
Notional amount	AMC = 1.00	OMC = NA	OMP = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.83
Value of derivatives	AMC = 5.81%	OMC = 0.00%	OMP = 8.53%
Current Proxy Value = AMC – OMC – OMP = 5.81% - 0.00% - 8.53% = -2.72%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-2.72% - 3.85%) = -6.57%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.85% x (1 - 0.83) = 0.64%
=
[(a) -6.57% + (b) 0.64%] x $10,000 = -$592.50
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$592.5 = $9,407.50
EXAMPLE: INDEX PERFORMANCE STRATEGY 6-YEAR TERM WITH 10% BUFFER USING S&P 500® INDEX
This example uses the same assumptions as the Index Performance Strategy 3-year Term with 20% Buffer using S&P 500® Index example, but has a 6-year Term, 10% Buffer, no Cap, and a 110% Participation Rate. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date

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On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.90
Notional amount	AMC = 1.10	OMC = NA	OMP = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 18.91%	OMC = 0.00%	OMP = 15.47%
Beginning Proxy Value = AMC – OMC – OMP = 18.91% - 0.00% - 15.47% = 3.44%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.90
Notional amount	AMC = 1.10	OMC = NA	OMP = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.92
Value of derivatives	AMC = 24.31%	OMC = 0.00%	OMP = 11.94%
Current Proxy Value = AMC – OMC – OMP = 24.31% - 0.00% - 11.94% = 12.37%
In this example the Index Value increased since the Term Start Date, which generally increases the Proxy Value. We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (12.37% - 3.44%) = 8.94%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.44% x (1 - 0.92) = 0.29%
=
[(a) 8.94% + (b) 0.29%] x $10,000 = $922.20
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $922.20 = $10,922.20
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = NA	OMP = 0.90
Notional amount	AMC = 1.10	OMC = NA	OMP = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.92
Value of derivatives	AMC = 13.18%	OMC = 0.00%	OMP = 18.16%
Current Proxy Value = AMC – OMC – OMP = 13.18% - 0.00% - 18.16% = -4.98%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-4.98% - 3.44%) = -8.42%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 3.44% x (1 - 0.92) = 0.29%
=
[(a) -8.42% + (b) 0.29%] x $10,000 = -$813.35
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$813.35 = $9,186.65

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EXAMPLE: INDEX GUARD STRATEGY 1-YEAR TERM WITH -10% FLOOR USING THE S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Guard Strategy 1-year Term with -10% Floor using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Cap is 10%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.10	AMP = 1.00	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMC = 5.10%	OMC = 1.17%	AMP = 6.77%	OMP = 3.37%
Beginning Proxy Value = AMC – OMC – AMP + OMP = 5.10% – 1.17% – 6.77% + 3.37% = 0.53%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.10	AMP = 1.00	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMC = 10.33%	OMC = 3.25%	AMP = 1.28%	OMP = 0.36%
Current Proxy Value = AMC – OMC – AMP + OMP = 10.33% – 3.25% – 1.28% + 0.36% = 6.15%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (6.15% - 0.53%) = 5.62%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 0.53% x (1 - 0.5) = 0.27%
=
[(a) 5.62% + (b) 0.27%] x $10,000 = $588.96
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $588.96 = $10,588.96
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMC = 1.00	OMC = 1.10	AMP = 1.00	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMC = 0.72%	OMC = 0.02%	AMP = 11.46%	OMP = 4.93%
Current Proxy Value = AMC – OMC – AMP + OMP = 0.72% – 0.02% – 11.46% + 4.93% = -5.83%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-5.83% - 0.53%) = -6.36%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 0.53% x (1 - 0.5) = 0.27%
=
[(a) -6.36% + (b) 0.27%] x $10,000 = -$609.42
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + -$609.24 = $9,390.76

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix B
 19

EXAMPLE: INDEX PRECISION STRATEGY 1-YEAR TERM WITH 10% BUFFER USING THE S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Precision Strategy 1-year Term with 10% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Trigger Rate is 10%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMBC = 1.00	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMBC = 42.32%	OMP = 3.37%
Beginning Proxy Value = (Trigger Rate x AMBC) – OMP = (10% x 42.32%) – 3.37% = 0.86%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMBC = 1.00	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMBC = 77.60%	OMP = 0.36%
Current Proxy Value = (Trigger Rate x AMBC) – OMP = (10% x 77.60%) – 0.36% = 7.40%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (7.40% - 0.86%) = 6.54%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 0.86% x (1 - 0.50) = 0.43%
=
[(a) 6.54% + (b) 0.43%] x $10,000 = $697.11
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $697.11 = $10,697.11
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMBC = 1.00	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMBC = 12.96%	OMP = 4.93%
Current Proxy Value = (Trigger Rate x AMBC) – OMP = (10% x 12.96%) – 4.93% = -3.63%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-3.63% - 0.86%) = -4.49%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 0.86% x (1 - 0.50) = 0.43%
=
[(a) -4.49% + (b) 0.43%] x $10,000 = -$405.91
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 - $405.91 = $9,594.09

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix B
 20

EXAMPLE: INDEX DUAL PRECISION STRATEGY 1-YEAR TERM WITH 10% BUFFER USING THE S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Dual Precision Strategy 1-year Term with 10% Buffer using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Trigger Rate is 7%, and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	IMBC = 0.90	OMP = 0.90
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	IMBC = 65.25%	OMP = 3.37%
Beginning Proxy Value = (Trigger Rate x IMBC) – OMP = (7% x 65.25%) – 3.37% = 1.19%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	IMBC = 0.90	OMP = 0.90
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	IMBC = 92.36%	OMP = 0.36%
Current Proxy Value = (Trigger Rate x IMBC) – OMP = (7% x 92.36%) – 0.36% = 6.11%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (6.11% - 1.19%) = 4.91%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.19% x (1 - 0.50) = 0.60%
=
[(a) 4.91% + (b) 0.60%] x $10,000 = $550.83
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $550.83 = $10,550.83
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	IMBC = 0.90	OMP = 0.90
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	IMBC = 44.70%	OMP = 4.93%
Current Proxy Value = (Trigger Rate x IMBC) – OMP = (7% x 44.70%) – 4.93% = -1.80%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (-1.80% - 1.19%) = -2.99%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.19% x (1 - 0.50) = 0.60%
=
[(a) -2.99% + (b) 0.60%] x $10,000 = -$239.44
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 - $239.44 = $9,760.56

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix B
 21

EXAMPLE: INDEX PROTECTION STRATEGY WITH TRIGGER RATE 1-YEAR TERM USING THE S&P 500® INDEX
Assume you purchase a Contract and allocate your total initial Purchase Payment of $10,000 to the Index Option with the Index Protection Strategy with Trigger Rate using S&P 500® Index. On the Term Start Date the Index Option Base is $10,000, the Trigger Rate is 3% and the Index Value is 1,000. Please note that these examples may differ from your actual results due to a variety of market factors.
Term Start Date
On the Term Start Date we calculate the beginning Proxy Value as follows.
Strike price	AMBC = 1.00
Index Value	1,000
Term TD return	NA
Time remaining	1.00
Value of derivatives	AMBC = 42.32%
Beginning Proxy Value = Trigger Rate x AMBC = (3% x 42.32%) = 1.27%
End of month six
Assume the Index Value increased to 1,100 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMBC = 1.00
Index Value	1,100
Term TD return	10.00%
Time remaining	0.50
Value of derivatives	AMBC = 77.60%
Current Proxy Value = Trigger Rate x AMBC = (3% x 77.60%) = 2.33%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (2.33% - 1.27%) = 1.06%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.27% x (1 – 0.5) = 0.63%
=
[(a) 1.06% + (b) 0.63%] x $10,000 = $169.34
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $169.34 = $10,169.34
Now instead, assume the Index Value decreased to 900 by the end of month six. We calculate the current Proxy Value as follows.
Strike price	AMBC = 1.00
Index Value	900
Term TD return	-10.00%
Time remaining	0.50
Value of derivatives	AMBC = 12.96%
Current Proxy Value = Trigger Rate x AMBC = (3% x 12.96%) = 0.39%
We calculate the Daily Adjustment and Index Option Value as follows.
Daily Adjustment = [(a) change in Proxy Value + (b) proxy interest] x Index Option Base:
(a)
change in Proxy Value = (current Proxy Value – beginning Proxy Value) = (0.39% - 1.27%) = -0.88%
(b)
proxy interest = beginning Proxy Value x (1 - Time remaining) = 1.27% x (1 - 0.5) = 0.63%
Because the negative change in Proxy Value is greater than the proxy interest, we floor the Daily Adjustment at $0.00.
Index Option Value = Index Option Base + Daily Adjustment = $10,000.00 + $0.00 = $10,000.00

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix B
 22

EXAMPLE: SUMMARY
The following table summarizes hypothetical effects on the Daily Adjustment from the examples above and compares them to the hypothetical Performance Credits that would be received on the Term End Date assuming no future market changes. Percentages shown represent the Daily Adjustment as a percentage of the Index Option Base. Please note that these examples may differ from your actual results due to a variety of market factors.
Crediting Method/Term Length/ Negative Index Performance Protection	Assumed Rate	Hypothetical Daily Adjustment when:		Hypothetical Performance Credit when:
		The Index is up 10% at the end of month six	The Index is down 10% at the end of month six	The Index is up 10% at the end of the Term	The Index is down 10% at the end of the Term
Index Performance Strategy 1-year Term with 10% Buffer	12% Cap	7.29%	-4.74%	10.00%	0.00%
Index Performance Strategy 3-year Term with 20% Buffer	50% Cap	7.80%	-5.46%	10.00%	0.00%
Index Performance Strategy 3-year Term with 20% Buffer	Uncapped with a 100% Participation Rate	8.46%	-5.93%	10.00%	0.00%
Index Performance Strategy 6-year Term with 10% Buffer	Uncapped with a 110% Participation Rate	9.22%	-8.13%	11.00%	0.00%
Index Guard Strategy 1-year Term with -10% Floor	10% Cap	5.89%	-6.10%	10.00%	-10.00%
Index Precision Strategy 1-year Term with 10% Buffer	10% Trigger Rate	6.97%	-4.06%	10.00%	0.00%
Index Dual Precision Strategy 1-year Term with 10% Buffer	7% Trigger Rate	5.51%	-2.39%	7.00%	7.00%
Index Protection Strategy with Trigger 1-year Term with 100% downside protection	3% Trigger Rate	1.69%	0.00%	3.00%	0.00%

Index Advantage+ NF® Annuity Statement of Additional Information – October 28, 2025
Appendix B
 23

PART C – OTHER INFORMATION

ITEM 27. EXHIBITS

(a)	1.	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registered Separate Account's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.
	2.	Resolution of Board of Directors of the Company authorizing registration of the Allianz Index Advantage annuity and establishment of a new separate account, dated December 11, 2012, incorporated by reference as exhibit EX-99.B1. from Registered Separate Account's initial filing on Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 3, 2013.
(b)		Not Applicable
(c)	1.	Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Variable Account B and NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3 from Pre-Effective Amendment No.1 to Registered Separate Account's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC. NALAC Variable Account B is the predecessor of Allianz Life Variable Account B.)
	2.	Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registered Separate Account's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.
	3.	The current specimen of the selling agreement, M1252 (2/2021), (General Agency Agreement) between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public, incorporated by reference as exhibit EX-99.27(c)3 from Post-Effective Amendment No. 7 to Registered Separate Account’s Form N-4 (File Nos. 333-268962 and 811-05618) electronically filed on April 17, 2024..
(d)	1.	Individual Variable Annuity Contract, L40538-01, incorporated by reference as exhibit EX-99.D1 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	2.	Contract Schedule Page-S40875-01-NF, incorporated by reference as exhibit EX-99.D2 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	3.	Index Options Contract Schedule Page,-S40877-02, incorporated by reference as exhibit EX-99.D3 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	4.	Index Options Contract Schedule, S40877-03, incorporated by reference as Exhibit 4(i)(iv) from Insurance Company's Initial Registration on Form S-1 (File No. 333-274933), electronically filed on October 11, 2023.
	5.	Index Protection Strategy with Trigger Rider-S40879-02, incorporated by reference as exhibit EX-99.D4 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	6.	Index Guard Strategy Rider-S40889-03, incorporated by reference as exhibit EX-99.D5 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	7.	Index Precision Strategy Rider, S40891-02, incorporated by reference as exhibit EX-99.D6 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	8.	Index Precision Strategy Rider, S40891-03, incorporated by reference as Exhibit 4(g)(iv) from Post-Effective Amendment No. 4 to Insurance Company's Form S-1 (File No. 333-264349), electronically filed on October 11, 2023.
	9.	Index Dual Precision Strategy Rider, S40909, incorporated by reference as Exhibit 4(g)(iii) from Post-Effective Amendment No. 4 to Insurance Company's Form S-1 (File No. 333-264349), electronically filed on October 11, 2023.
	10.	Index Performance Strategy Rider II – S40903-01, incorporated by reference as exhibit EX-99.D7 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.

	11.	Index Performance Strategy Rider III – S40904-01, incorporated by reference as exhibit EX-99.D8 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	12.	Performance Lock Rider S40908, incorporated by reference as exhibit EX-99.D9 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	13.	Waiver of Withdrawal Charge Rider-S40749-01, incorporated by reference as exhibit EX-99.D10 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	14.	Traditional Death Benefit Rider-S40880-01, incorporated by reference as exhibit EX-99.D11 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	15.	Maximum Anniversary Death Benefit Rider- S40897-01, incorporated by reference as exhibit EX-99.D12 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	16.	Maximum Anniversary Value Death Benefit Contract Schedule-S40898-IVA incorporated by reference as exhibit EX-99.D14 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	17.	Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registered Separate Account's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.
	18.	Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registered Separate Account's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.
	19.	IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registered Separate Account's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.
	20.	Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registered Separate Account's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.
(e)	1.	Application for Ind. Var. Annuity Contract-IXA-APP-04-NF, incorporated by reference as exhibit EX-99.E1 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
	2.	Annuity Purchase Acknowledgment- E-APA-VAR-03, incorporated by reference as exhibit EX-99.D13 from Registered Separate Account's Initial Registration on Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on December 22, 2022.
(f)	1.	Articles of Incorporation, as amended and restated August 1, 2006, of Allianz Life Insurance Company of North America, incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registered Separate Account's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.
	2.	Bylaws, as amended and restated August 1, 2006, of Allianz Life Insurance Company of North America, incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registered Separate Account's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.
(g)		Not Applicable
(h)	1.	Amended and Restated Participation Agreement dated November 1, 2015, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on February 12, 2016 as Exhibit (e)(2) to Investment Company's Post-Effective Amendment No. 53 (File Nos. 333-83423 and 811-09491), is incorporated by reference.
(i)	1.	Master Professional Services Agreement effective January 1, 2020 between Allianz Life Insurance Company of North America and Tata Consultancy Services Limited, incorporated by reference as exhibit 27(i)(1). from Post-Effective Amendment No. 23 to Registered Separate Account's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 18, 2022.

	2.	BPO Service Description and Statement of Work of the Master Professional Services Agreement between Allianz Life Insurance Company of North America and Tata Consultancy Services Limited effective January 1, 2020, incorporated by reference as exhibit 27(i)(2). from Post-Effective Amendment No. 23 to Registered Separate Account's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 18, 2022.
	3.	Attachment 2-F to BPO Schedule 2 of the BPO Service Description and Statement of Work of the Master Professional Services Agreement between Allianz Life Insurance Company of North America and Tata Consultancy Services Limited effective January 1, 2020, incorporated by reference as exhibit 27(i)(3). from Post-Effective Amendment No. 23 to Registered Separate Account's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 18, 2022.
(j)		None
(k)*		Opinion and Consent of Counsel
(l)*		Consent of Independent Registered Public Accounting Firms
(m)		Not Applicable
(n)		Not Applicable
(o)*		Form of Initial Summary Prospectus
(p)		Powers of Attorney incorporated by reference as exhibit 27(p) from Post-Effective Amendment No. 16 to Allianz Life of North America’s Form N-4 (File No. 333-264349), electronically filed on July 22, 2025.
(q)		Not Applicable
(r)		Historical Current Limits on Index Gains incorporated by reference as exhibit 27(r) from Post-Effective Amendment No. 12 to Registered Separate Account's Form N-4 (File Nos. 333-268963 and 811-05618), electronically filed on April 14, 2025.

*	Filed herewith

Item 28. directors and Officers of the insurance company

Unless noted otherwise, all officers and directors have the following principal business address:

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Insurance Company
Jasmine M. Jirele	Director, President, and Chief Executive Officer
Andreas G. Wimmer Allianz SE Königinstraße 28 Munich, Germany 80802	Director and Board Chair
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Eric J. Thomes	Senior Vice President, Chief Distribution Officer
Adam Brown	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Jean-Roch P.F. Sibille	Senior Vice President, Chief Investment Officer
Rebecca A. Wysocki	Vice President, Controller and Assistant Treasurer
Jenny L. Guldseth	Senior Vice President, Chief People and Culture Officer
Emmanuelle Thommerot	Senior Vice President, Chief Marketing and Strategy Officer
Luca Gallo	Senior Vice President, Chief Operating Officer
Walter R. White	Director
Udo Frank	Director
Kevin E. Walker	Director
Howard E. Woolley	Director
Lauren Kathryn Day Allianz SE Koeniginstrasse 28 Munich, Germany 80802	Director

Item 29. Persons Controlled by or Under Common Control with the insurance company or the registered separate account

The Insurance Company organizational chart is incorporated by reference as EX-99. 29 from Post-Effective Amendment No. 12 to Registered Separate Account’s Form N-4 (File Nos. 333-268826 and 811-05618) electronically filed on April 14, 2025.

Item 30. Indemnification

Indemnification provision, as required by the ’33 Act, Rule 484

The Bylaws of the Insurance Company provide:

ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 1. RIGHT TO INDEMNIFICATION:

(a)	Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
	(iv)	serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
	(iv)	for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;
	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
	(vi)	for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;
	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
	(ix)	in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
SECTION 2. SCOPE OF INDEMNIFICATION:
(a)	Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
(b)	Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
(c)	Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)	"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
(c)	"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the following Investment Companies other than Allianz Life Variable Account B:

Allianz Life Variable Account A

Allianz Life of NY Variable Account C

Allianz Funds

(b) The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Corey J. Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
William E. Gaumond	Governor
Rebecca A. Wysocki	Chief Financial Officer and Treasurer
John C. Helmen	Assistant Vice President, Distribution National Accounts
Mattew C. Dian	Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Nicole D. Van Walbeek	Assistant Secretary

(c) For the period 1-1-2024 to 12-31-2024

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$523,405,929.78	$0	$0	$0

The $523,405,929.78 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

(a) For the calendar year ended December 31, 2024:

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Allianz Index Advantage+ NF	23,572	$4,788,351,455.86	21,370	$3,117,445,422	$560,977	Yes

(b) See Exhibit 27(r)

Item 32. Location of Accounts and Records

Location of each account, book, or other document required to be maintained by the Registered Separate Account is incorporated by reference as Item B3 on form N-CEN, filed by the Registered Separate Account on March 14, 2025.

Item 33. Management Services

Not Applicable

Item 34. Fee REPRESENTATIONS and undertakings

(a) With regard to the variable options under the Contract, the Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b) With regard to the index-linked options under the Contract, the Insurance Company undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and
2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

The Company also hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 21st day of October, 2025.

ALLIANZ LIFE VARIABLE ACCOUNT B (Registered Separate Account)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Insurance Company)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, President & Chief Executive Officer (principal executive officer)	October 21, 2025
Jasmine M. Jirele

/s/ Andreas G. Wimmer*	Director and Board Chair	October 21, 2025
Andreas G. Wimmer

/s/ William E. Gaumond*	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	October 21, 2025
William E. Gaumond

/s/ Howard E. Woolley*	Director	October 21, 2025
Howard E. Woolley

/s/ Udo Frank*	Director	October 21, 2025
Udo Frank

/s/ Kevin E. Walker*	Director	October 21, 2025
Kevin E. Walker

/s/ Walter R. White*	Director	October 21, 2025
Walter R. White

/s/ Lauren Kathryn Day*	Director	October 21, 2025
Lauren Kathryn Day

*By Power of Attorney, dated July 2025, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No. 16 to Allianz Life Insurance Company’s Form N-4 (File Nos. 333-264349) electronically filed on July 22, 2025.

*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File Nos. 333-268963; 811-05618

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 21st day of October, 2025.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Insurance Company – Registrant)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, President & Chief Executive Officer (principal executive officer)	October 21, 2025
Jasmine M. Jirele

/s/ Andreas G. Wimmer*	Director and Board Chair	October 21, 2025
Andreas G. Wimmer

/s/ William E. Gaumond*	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	October 21, 2025
William E. Gaumond

/s/ Howard E. Woolley*	Director	October 21, 2025
Howard E. Woolley

/s/ Udo Frank*	Director	October 21, 2025
Udo Frank

/s/ Kevin E. Walker*	Director	October 21, 2025
Kevin E. Walker

/s/ Walter R. White*	Director	October 21, 2025
Walter R. White

/s/ Lauren Kathryn Day*	Director	October 21, 2025
Lauren Kathryn Day

*By Power of Attorney, dated July 2025, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No. 16 to Allianz Life Insurance Company’s Form N-4 (File Nos. 333-264349) electronically filed on July 22, 2025.

*By:	/s/ Doug Hodgson
Doug Hodgson
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File No. 333-278756

EXHIBITS TO

POST-EFFECTIVE AMENDMENTs

to

FORM N-4

(FILE NOS. 333-268963, 811-05618, and 333-278756)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
27(k)	Opinion and Consent of Counsel
27(l)	Consent of Independent Registered Public Accounting Firm
27(o)	Form of Initial Summary Prospectus